UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2011



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2011


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

 ===============================================

       ANNUAL REPORT
       USAA EXTENDED MARKET INDEX FUND
       DECEMBER 31, 2011

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

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PRESIDENT'S MESSAGE

"AT USAA INVESTMENT MANAGEMENT COMPANY, WE
BELIEVE THAT INVESTORS WILL CONTINUE TO
FIND VALUE AMONG LARGE-CAP, DIVIDEND-PAYING        [PHOTO OF DANIEL S. McNAMARA]
COMPANIES, WHICH HAVE STRONG BALANCE SHEETS
AND ARE GENERALLY LEADERS IN THEIR INDUSTRY."

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FEBRUARY 2012

Although investors began 2011 with optimism, they ended the year weighed down by worries, mainly about the European sovereign debt crisis. During the early part of the reporting period, confidence was running high as the financial markets celebrated what appeared to be a strong recovery in the U.S. economy.

However, during the first quarter, U.S. economic growth slowed. Job growth was sluggish, and the housing market remained fragile. The summer brought political gridlock in Washington over whether to raise the nation's debt ceiling. In the wake of that rancorous debate, Standard & Poor's Ratings downgraded U.S. Government debt from AAA to AA+, citing lawmakers' unwillingness to deal with the federal deficit. In November, the Congressional super-committee -- established with much fanfare during the summer -- failed to come to an agreement how to cut costs.

During much of the reporting period, investors proved surprisingly resilient. They seemed to shrug off the political upheaval in the Middle East, including a surge in oil prices that raised questions about the sustainability of global economic growth. In March, the earthquake and tsunami in Japan took an appalling toll on that nation's infrastructure, including emergencies at some nuclear power plants, and led to supply disruptions that slowed worldwide economic growth during the second quarter. Yet, the impact on the financial markets was relatively modest.

Ultimately, it was the European Union's (EU) long-running sovereign debt crisis that wore down investor confidence. Despite many promises, EU policymakers have failed to follow through on numerous agreements to fix the EU's financial problems. Some weaker peripheral countries, such

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

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as Greece, continue to struggle with persistent budget deficits and large debt burdens. As the year progressed, these problems began to spread to the region's larger economies, such as Italy. The crisis has also created serious problems for Europe's banks, which hold a considerable amount of sovereign debt.

In this environment, investors appeared to prefer the perceived safety of U.S. Government debt and dividend-paying stocks. At USAA Investment Management Company, we believe that investors will continue to find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry. Despite tough economic conditions, corporate earnings have been better than expected.

During the one-year reporting period, U.S. Treasuries outperformed just about every other asset class. For example, 10-year Treasuries achieved a total return of more than 15% during 2011, mostly from price appreciation. Although we expected Treasuries and high-quality municipal bonds to perform well, they did even better than we expected. Yields, which move inversely to prices, declined.

In the months ahead, I believe the U.S. economy will continue growing slowly. Though unemployment is still high, it has been trending downward. Nevertheless, at USAA Investment Management Company, we will remain watchful of the risks and opportunities that may lie ahead. We sincerely appreciate your confidence in us. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company*

*Effective January 1, 2012, the USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            4

SHAREHOLDER VOTING RESULTS                                                     8

FINANCIAL INFORMATION

  USAA EXTENDED MARKET INDEX FUND:

   Distributions to Shareholders                                               9

   Report of Independent Registered Public Accounting Firm                    10

   Financial Statements                                                       11

   Financial Highlights                                                       14

   Notes to Financial Statements                                              15

EXPENSE EXAMPLE                                                               22

TRUSTEES' AND OFFICERS' INFORMATION                                           24

  MASTER EXTENDED MARKET INDEX SERIES:

   Report of Independent Registered Public Accounting Firm                    31

   Schedule of Investments                                                    32

   Financial Statements                                                       84

   Financial Highlights                                                       87

   Notes to Financial Statements                                              88

OFFICERS' AND DIRECTORS' INFORMATION                                          99

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA EXTENDED MARKET INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE U.S. STOCKS NOT INCLUDED IN THE S&P 500 INDEX AS REPRESENTED BY THE DOW JONES U.S. COMPLETION TOTAL STOCK MARKET INDEX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio or the Series), which is a separate fund advised by BlackRock Advisors, LLC, with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones U.S. Completion Total Stock Market Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

U.S. equities delivered paltry rewards for the extreme volatility investors endured in 2011. Political turmoil, natural disasters, and above all, global debt problems drove a "risk on -- risk off" tug-of-war that characterized the year's market activity. The S&P 500(R) Index returned 2.11% for the year amid a whirlwind of unprecedented global events.

Early in the year, stocks moved unevenly higher despite political upheaval spreading across the Middle East/North Africa region and a sharp rise in oil and other commodity prices. March brought devastating natural disasters in Japan, resulting in global supply chain disruptions. But equity markets were remarkably resilient as the global economic recovery appeared to be on track and investors were gradually increasing their appetite for risk. After peaking in late April, equities were met with a sharp reversal when the heightened possibility of Greece defaulting on its debt rekindled fears about the potential impact of the sovereign debt crisis spreading in Europe. In the United States, a prolonged debt ceiling debate revealed the ineffectiveness of the nation's policymakers and ultimately led to Standard & Poor's decision to downgrade the U.S. government's credit rating in early August. This announcement spurred one of the most volatile periods in trading history. Stock markets across the world whipsawed on hopes and fears driven by news flow. Equities swooned as debt problems in Europe spread to Italy and Spain, and global economic indicators grew increasingly bleak.

U.S. stocks staged a strong rebound in October as the domestic labor market improved and corporate profits continued to beat analyst expectations. Encouraging news from Europe also contributed to the rally. After months of deliberation, European leaders agreed upon a new plan to reduce Greece's debt burden, recapitalize the region's banks and increase the size of the euro-zone bailout fund. However, a lack of definitive details about the rescue

Refer to page 5 for benchmark definitions.

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2  | USAA EXTENDED MARKET INDEX FUND

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plan soon raised doubts among investors and thwarted the rally at the end of
October. In November, political instability in Greece and Italy fueled uncertainty as to whether Europe's leaders would be able to contain the crisis. In the United States, bickering lawmakers failed to reach an agreement on reducing the U.S. budget deficit, further undermining investors' confidence in policymakers on both sides of the Atlantic. Market volatility softened in December with the support of global central bank actions and continued improvement in economic data.

While news from Europe continued to drive sentiment through November and December, the influences of global central bank actions and improving economic data were supportive and U.S. stocks remained relatively flat for the two months. U.S. equities outperformed most international markets given their relative safety during a time of heightened uncertainty overseas. Positive indicators for hiring, inflation, manufacturing and home building in the U.S. also gave domestic equities a boost. Dividend-paying stocks performed particularly well as investors sought yield in a low interest rate environment. Within the Dow Jones Total Stock Market Completion Index, energy stocks (+22.58%) performed best in the fourth quarter, followed by other cyclical sectors -- industrials (+18.86%), materials (+18.32%) and financials (+14.12%). Lagging the index were consumer staples (1.13%), telecommunications services (+4.83%), and health care (+8.79%).

THIS MATERIAL IS NOT INTENDED TO BE RELIED UPON AS A FORECAST, RESEARCH OR INVESTMENT ADVICE, AND IS NOT A RECOMMENDATION, OFFER OR SOLICITATION TO BUY OR SELL ANY SECURITIES OR TO ADOPT ANY INVESTMENT STRATEGY. THE OPINIONS EXPRESSED ARE AS OF DECEMBER 31, 2011, AND MAY CHANGE AS SUBSEQUENT CONDITIONS VARY. THE INFORMATION AND OPINIONS CONTAINED IN THIS MATERIAL ARE DERIVED FROM PROPRIETARY AND NONPROPRIETARY SOURCES DEEMED BY BLACKROCK TO BE RELIABLE, ARE NOT NECESSARILY ALL-INCLUSIVE AND ARE NOT GUARANTEED AS TO ACCURACY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. ANY INVESTMENTS NAMED WITHIN THIS MATERIAL MAY NOT NECESSARILY BE HELD IN ANY ACCOUNTS MANAGED BY BLACKROCK. RELIANCE UPON INFORMATION IN THIS MATERIAL IS AT THE SOLE DISCRETION OF THE READER.

PREPARED BY BLACKROCK INVESTMENTS, LLC, MEMBER FINRA.

(C)2012 BLACKROCK, INC. ALL RIGHTS RESERVED.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA EXTENDED MARKET INDEX FUND (Ticker Symbol: USMIX)

--------------------------------------------------------------------------------
                                          12/31/11                 12/31/10
--------------------------------------------------------------------------------
Net Assets                             $353.7 Million           $362.8 Million
Net Asset Value Per Share                  $11.59                   $12.63

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
1 Year            5 Years           10 Years            Since Inception 10/27/00
-4.03%             1.26%              6.46%                       4.25%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/10*
--------------------------------------------------------------------------------
Before Reimbursement        0.81%                After Reimbursement       0.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.50% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

4  | USAA EXTENDED MARKET INDEX FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  DOW JONES U.S. COMPLETION        USAA EXTENDED
                         TOTAL STOCK               MARKET INDEX
                        MARKET INDEX*                  FUND
12/31/2001               $10,000.00                 $10,000.00
 1/31/2002                 9,810.91                   9,820.36
 2/28/2002                 9,533.27                   9,544.91
 3/31/2002                10,179.45                  10,191.62
 4/30/2002                10,079.58                  10,071.86
 5/31/2002                 9,856.93                   9,832.34
 6/30/2002                 9,182.68                   9,161.68
 7/31/2002                 8,289.60                   8,263.47
 8/31/2002                 8,337.62                   8,311.38
 9/30/2002                 7,775.36                   7,748.50
10/31/2002                 8,030.70                   8,011.98
11/30/2002                 8,581.58                   8,550.90
12/31/2002                 8,220.20                   8,180.21
 1/31/2003                 8,042.74                   7,999.76
 2/28/2003                 7,838.16                   7,807.29
 3/31/2003                 7,954.13                   7,927.58
 4/30/2003                 8,616.95                   8,589.22
 5/31/2003                 9,435.87                   9,419.27
 6/30/2003                 9,660.03                   9,623.77
 7/31/2003                10,111.28                  10,056.84
 8/31/2003                10,535.05                  10,477.88
 9/30/2003                10,404.24                  10,333.53
10/31/2003                11,196.66                  11,127.49
11/30/2003                11,582.92                  11,500.41
12/31/2003                11,823.89                  11,733.90
 1/31/2004                12,247.57                  12,132.68
 2/29/2004                12,461.94                  12,350.20
 3/31/2004                12,514.72                  12,410.62
 4/30/2004                12,011.78                  11,890.99
 5/31/2004                12,192.98                  12,072.26
 6/30/2004                12,528.59                  12,398.54
 7/31/2004                11,834.08                  11,709.73
 8/31/2004                11,835.27                  11,709.73
 9/30/2004                12,290.30                  12,168.93
10/31/2004                12,517.39                  12,422.70
11/30/2004                13,391.20                  13,268.61
12/31/2004                13,963.45                  13,836.60
 1/31/2005                13,490.51                  13,369.23
 2/28/2005                13,751.55                  13,615.21
 3/31/2005                13,487.93                  13,393.83
 4/30/2005                12,995.04                  12,938.76
 5/31/2005                13,769.49                  13,701.31
 6/30/2005                14,218.71                  14,131.78
 7/31/2005                15,019.14                  14,894.33
 8/31/2005                14,846.96                  14,722.14
 9/30/2005                14,959.51                  14,808.24
10/31/2005                14,608.27                  14,488.46
11/30/2005                15,289.76                  15,189.51
12/31/2005                15,363.81                  15,236.06
 1/31/2006                16,372.79                  16,193.04
 2/28/2006                16,210.49                  16,054.53
 3/31/2006                16,827.94                  16,658.94
 4/30/2006                16,897.19                  16,721.90
 5/31/2006                16,167.77                  16,016.76
 6/30/2006                16,214.12                  16,041.94
 7/31/2006                15,756.27                  15,588.63
 8/31/2006                16,094.38                  15,916.02
 9/30/2006                16,241.59                  16,092.31
10/31/2006                17,049.66                  16,885.59
11/30/2006                17,666.91                  17,502.59
12/31/2006                17,711.83                  17,568.97
 1/31/2007                18,283.10                  18,149.77
 2/28/2007                18,237.98                  18,044.17
 3/31/2007                18,435.73                  18,228.96
 4/30/2007                18,892.56                  18,638.16
 5/31/2007                19,705.66                  19,416.95
 6/30/2007                19,416.25                  19,166.15
 7/31/2007                18,545.42                  18,334.56
 8/31/2007                18,732.22                  18,506.16
 9/30/2007                19,300.21                  19,086.95
10/31/2007                19,870.95                  19,694.15
11/30/2007                18,756.33                  18,545.76
12/31/2007                18,667.15                  18,396.64
 1/31/2008                17,514.73                  17,194.43
 2/29/2008                17,136.54                  16,844.95
 3/31/2008                16,832.85                  16,509.45
 4/30/2008                17,750.79                  17,418.09
 5/31/2008                18,596.27                  18,200.93
 6/30/2008                17,201.84                  16,830.97
 7/31/2008                17,039.78                  16,663.22
 8/31/2008                17,371.31                  16,998.72
 9/30/2008                15,483.69                  15,167.44
10/31/2008                12,288.72                  12,036.10
11/30/2008                10,888.58                  10,666.14
12/31/2008                11,381.37                  11,158.23
 1/31/2009                10,531.07                  10,298.77
 2/28/2009                 9,501.23                   9,291.12
 3/31/2009                10,320.45                  10,091.31
 4/30/2009                11,867.33                  11,602.78
 5/31/2009                12,360.02                  12,076.97
 6/30/2009                12,463.64                  12,165.88
 7/31/2009                13,586.06                  13,262.44
 8/31/2009                14,093.57                  13,766.26
 9/30/2009                14,912.03                  14,551.64
10/31/2009                14,105.02                  13,736.63
11/30/2009                14,665.96                  14,284.91
12/31/2009                15,641.51                  15,216.16
 1/31/2010                15,266.94                  14,843.58
 2/28/2010                16,003.80                  15,558.93
 3/31/2010                17,176.70                  16,691.57
 4/30/2010                17,994.42                  17,481.44
 5/31/2010                16,642.13                  16,169.96
 6/30/2010                15,489.14                  15,052.22
 7/31/2010                16,561.28                  16,080.54
 8/31/2010                15,640.03                  15,171.45
 9/30/2010                17,419.30                  16,900.22
10/31/2010                18,198.96                  17,645.38
11/30/2010                18,741.60                  18,152.09
12/31/2010                20,117.77                  19,493.25
 1/31/2011                20,375.08                  19,724.76
 2/28/2011                21,280.03                  20,604.50
 3/31/2011                21,709.23                  21,021.22
 4/30/2011                22,357.26                  21,623.15
 5/31/2011                22,074.04                  21,345.34
 6/30/2011                21,559.01                  20,836.01
 7/31/2011                20,861.90                  20,172.35
 8/31/2011                19,157.11                  18,520.90
 9/30/2011                17,090.56                  16,529.90
10/31/2011                19,483.37                  18,845.02
11/30/2011                19,371.79                  18,721.54
12/31/2011                19,362.32                  18,707.46

                                   [END CHART]

                         Data from 12/31/01 to 12/31/11.

*The Dow Jones U.S. Completion Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index that excludes components of the S&P 500. The Dow Jones U.S. Total Stock Market Index is an all-inclusive measure composed of all U.S. equity securities with readily available prices. This broad index is divided according to stock-size segment, style, and sector to create distinct sub-indexes that track every major segment of the market.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

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                                                        INVESTMENT OVERVIEW |  5

================================================================================

The graph on page 5 illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones U.S. Completion Total Stock Market Index, which is a market-capitalization-weighted index of approximately 4,000 U.S. equity securities. It includes all the stocks in the Dow Jones U.S. Total Stock Market Index except for stocks included in the S&P 500 Index.

Dow Jones U.S. Completion Total Stock Market Index is a service mark of Dow Jones & Company, Inc. Dow Jones does not have any relationship to the Fund other than the licensing and sublicensing of the Dow Jones U.S. Completion Total Stock Market Index and its service marks for use in connection with the Fund. o Dow Jones does not sponsor, endorse, sell, or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount, or pricing of the Fund; have any responsibility or liability for the administration, management, or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing, or calculating the Dow Jones U.S. Completion Total Stock Market Index, or have any obligation to do so.

Dow Jones will have no liability in connection with the Fund. Specifically, Dow Jones makes no warranty, express or implied, and Dow Jones disclaims any warranty about: the results to be obtained by the Fund, the owner of the Fund, or any other person in connection with the use of the Dow Jones U.S. Completion Total Stock Market Index and the data included in the Dow Jones U.S. Completion Total Stock Market Index; the accuracy or completeness of the Dow Jones U.S. Completion Total Stock Market Index and any related data; the merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Completion Total Stock Market Index and/or its related data; Dow Jones will have no liability for any errors, omissions, or interruptions in the Dow Jones U.S. Completion Total Stock Market Index or related data; under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special, or consequential damages or losses, even if Dow Jones knows that they might occur.
o The licensing agreement between BlackRock Advisors, LLC (or its predecessor), and Dow Jones, and the sublicensing agreeement between the Fund and BlackRock Advisors, LLC (or its predecessor), are solely for the benefit of the parties to these agreements and not for the benefit of the owners of the USAA Extended Market Index Fund or any other third parties.

================================================================================

6  | USAA EXTENDED MARKET INDEX FUND

================================================================================

                                 TOP 10 HOLDINGS
                                 AS OF 12/31/11
                               (% of Net Assets)*

Las Vegas Sands Corp. ....................................................  0.6%
Annaly Capital Management, Inc. ..........................................  0.6%
Alexion Pharmaceuticals, Inc. ............................................  0.5%
General Motors Co. .......................................................  0.4%
LyondellBasell Industries NV, Class A ....................................  0.4%
Crown Castle International Corp. .........................................  0.4%
Liberty Global, Inc. .....................................................  0.4%
Concho Resources, Inc. ...................................................  0.4%
Liberty Media Holding Corp. - Interactive ................................  0.4%
Pharmasset, Inc. .........................................................  0.4%

                                TOP 10 INDUSTRIES
                                 AS OF 12/31/11
                               (% of Net Assets)*

Real Estate Investment Trusts (REITs) ....................................  7.2%
Insurance ................................................................  3.8%
Oil, Gas & Consumable Fuels ..............................................  3.2%
Software .................................................................  3.0%
Machinery ................................................................  2.9%
Semiconductors & Semiconductor Equip. ....................................  2.4%
Media ....................................................................  2.4%
Specialty Retail .........................................................  2.3%
Health Care Providers & Services .........................................  2.3%
Commercial Banks .........................................................  2.2%

*Percentages are of the net assets of the Master Extrended Market Index Series (the Series), not the net assets of the Fund.

You will fund a complete list of securities that the Series owns on pages 31-83.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                 FOR                     VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                    6,660,811,393                  63,843,596
Daniel S. McNamara                  6,665,041,690                  59,613,299
Robert L. Mason, Ph.D.              6,673,454,396                  51,200,593
Michael F. Reimherr                 6,655,017,938                  69,637,051
Paul L. McNamara                    6,652,482,258                  72,172,731
Barbara B. Ostdiek, Ph.D.           6,650,120,137                  74,534,852

================================================================================

8  | USAA EXTENDED MARKET INDEX FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

53.34% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2011, the Fund hereby designates 54.80%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $9,802,096 as long-term capital gains for the fiscal year ended December 31, 2011.

================================================================================

                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA EXTENDED MARKET INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Extended Market Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and with the Master Extended Market Index Series. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Extended Market Index Fund at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 27, 2012

================================================================================

10  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

--------------------------------------------------------------------------------

ASSETS
  Investment in Master Extended Market Index Series, at fair value        $353,600,793
  Receivable for capital shares sold                                           258,777
  Receivable due from USAA Investment Management Company (Note 4B)             205,917
  Receivable due from USAA Transfer Agency Company (Note 4C)                     6,397
                                                                          ------------
         Total assets                                                      354,071,884
                                                                          ------------
LIABILITIES
  Payable for capital shares redeemed                                          324,308
  Accrued transfer agency fees                                                  18,674
  Other accrued expenses and payables                                           68,565
                                                                          ------------
         Total liabilities                                                     411,547
                                                                          ------------
              Net assets applicable to capital shares outstanding         $353,660,337
                                                                          ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $343,770,830
  Accumulated undistributed net investment income                              572,531
  Accumulated net realized loss from investments and
     futures transactions                                                   (1,003,223)
  Net unrealized appreciation on investments and futures contracts          10,320,199
                                                                          ------------
              Net assets applicable to capital shares outstanding         $353,660,337
                                                                          ============
  Capital shares outstanding                                                30,511,072
                                                                          ============
  Net asset value, redemption price, and offering price per share         $      11.59
                                                                          ============

See accompanying notes to financial statements and accompanying financial statements of the Master Extended Market Index Series (the Series) attached.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENT OF OPERATIONS

Year ended December 31, 2011

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Allocated from Master Extended Market Index Series:
       Dividends -- unaffiliated                                          $   4,960,898
       Foreign taxes withheld                                                   (39,640)
       Securities lending -- affiliated                                         203,582
       Dividends -- affiliated                                                   12,249
                                                                          -------------
           Total income                                                       5,137,089
               Expenses (Note 4B)                                              (306,431)
                                                                          -------------
   Net allocated investment income                                            4,830,658
                                                                          -------------
FUND EXPENSES
   Administration and servicing fees                                          1,426,711
   Transfer agent's fees                                                        863,191
   Custody and accounting fees                                                    4,080
   Shareholder reporting fees                                                    44,000
   Postage                                                                       30,000
   Trustees' fees                                                                14,213
   Registration fees                                                             45,298
   Professional fees                                                             80,000
   Other                                                                         15,000
                                                                          -------------
           Total Fund expenses before reimbursement                           2,522,493
   Expenses reimbursed                                                         (955,917)
                                                                          -------------
           Total Fund expenses after reimbursement                            1,566,576
                                                                          -------------
NET INVESTMENT INCOME                                                         3,264,082
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES
CONTRACTS ALLOCATED FROM MASTER EXTENDED MARKET INDEX SERIES
   Net realized gain from investment transactions                             7,592,251
   Net realized gain from futures transactions                                  385,180
   Net change in unrealized appreciation/depreciation on
      investments and futures contracts                                     (27,137,014)
                                                                          -------------
           Net allocated realized and unrealized gain on investments
              and futures contracts                                         (19,159,583)
                                                                          -------------
   Decrease in net assets from operations                                  $(15,895,501)
                                                                          =============

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

12  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

--------------------------------------------------------------------------------------
                                                                  2011            2010
--------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                  $  3,264,082    $  2,614,363
   Net realized gain from investment transactions            7,592,251       6,700,371
   Net realized gain from futures transactions                 385,180         891,677
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                 (27,137,014)     67,579,121
                                                          ----------------------------
      Net increase (decrease) in net assets
         from operations                                   (15,895,501)     77,785,532
                                                          ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                    (2,748,957)     (2,999,729)
   Net realized gains                                      (12,623,623)     (9,230,113)
                                                          ----------------------------
      Distributions to shareholders                        (15,372,580)    (12,229,842)
                                                          ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                90,169,820      74,306,004
   Reinvested dividends                                     15,061,233      11,977,051
   Cost of shares redeemed                                 (83,144,450)    (65,250,276)
                                                          ----------------------------
      Net increase in net assets from capital
         share transactions                                 22,086,603      21,032,779
                                                          ----------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 4C)                                          6,397           2,439
                                                          ----------------------------
   Net increase (decrease) in net assets                    (9,175,081)     86,590,908
NET ASSETS
   Beginning of year                                       362,835,418     276,244,510
                                                          ----------------------------
   End of year                                            $353,660,337    $362,835,418
                                                          ============================
Accumulated undistributed net investment income
   End of year                                            $    572,531    $     71,227
                                                          ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                               7,030,522       6,585,575
   Shares issued for reinvested dividends                    1,314,573         959,498
   Shares redeemed                                          (6,570,783)     (5,861,269)
                                                          ----------------------------
      Increase in shares outstanding                         1,774,312       1,683,804
                                                          ============================

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                               YEAR ENDED DECEMBER 31,
                                               -------------------------------------------------------
                                                   2011         2010       2009        2008       2007
                                               -------------------------------------------------------
Net asset value at beginning of period         $  12.63     $  10.21   $   7.53   $  13.16    $  13.31
Income (loss) from investment
 operations:
 Net investment income                              .11          .09        .07        .11         .12
 Net realized and unrealized gain (loss)
  on investments and futures transactions          (.63)(c)     2.78       2.67      (5.32)        .51
                                               -------------------------------------------------------
Total from investment operations                   (.52)        2.87       2.74      (5.21)        .63
                                               -------------------------------------------------------
Less distributions:
 From net investment income                        (.09)        (.11)      (.06)      (.11)       (.12)
 From realized capital gains                       (.43)        (.34)         -       (.31)       (.66)
                                               -------------------------------------------------------
Total distributions                                (.52)        (.45)      (.06)      (.42)       (.78)
                                               -------------------------------------------------------
Net asset value at end of period               $  11.59     $  12.63   $  10.21   $   7.53    $  13.16
                                               =======================================================
Total return (%)*                                 (4.03)       28.11      36.37     (39.35)       4.71(b)
Net assets at end of period (000)              $353,660     $362,835   $276,245   $194,859    $310,168
Ratios to average net assets:**
 Expenses, including expenses of the
  Master Extended Market Index Series (%)(a)        .50          .50        .50        .50         .50(b)
 Expenses before reimbursements,
  including expenses of the Master
  Extended Market Index Series (%)(a)               .75          .81        .96        .90         .79(b)
 Net investment income (%)                          .87          .86        .86       1.08         .92
Portfolio turnover (%)***                            12           15         20         33          33

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended December 31, 2011, average net assets were $375,441,957. *** Represents the portfolio turnover of the Master Extended Market Index
    Series.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflected a net realized and unrealized loss per share, whereas the statement of operations reflected a net realized and unrealized gain for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

14  | USAA EXTENDED MARKET INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including advisory agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is January 1, 2012.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective. At December 31, 2011, the Fund's investment was 80.39% of the Series.

The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. VALUATION OF INVESTMENTS -- The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    assets of the Series. Valuation of the securities held by the Series is discussed in Note 1 of the Series' financial statements included elsewhere in this report.

B. FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets. The following is a summary of the inputs used to value the Fund's investment in the Series as of December 31, 2011:

VALUATION INPUTS                                       INVESTMENT IN THE SERIES
--------------------------------------------------------------------------------
Level 1 -- Quoted Prices                                     $          -

Level 2 -- Other Significant Observable Inputs                353,600,793

Level 3 -- Significant Unobservable Inputs                              -
--------------------------------------------------------------------------------
TOTAL                                                        $353,600,793
--------------------------------------------------------------------------------

    For the period ended December 31, 2011, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

C. DERIVATIVE FINANCIAL INSTRUMENTS -- Refer to note 2 in the Series' Notes to Financial Statements for a discussion of derivative financial instruments and how they are accounted for in the Series' financial statements.

D. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used

================================================================================

16  | USAA EXTENDED MARKET INDEX FUND

================================================================================

    to reduce the Fund's expenses. For the year ended December 31, 2011, the Fund did not incur any expenses paid indirectly.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2011, the Fund paid CAPCO facility fees of $1,549, which represents 0.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2011.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book and tax basis accounting related to partnership accounting for master-feeder funds resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital by $2,947,671, decrease undistributed net investment income by $13,821, and decrease accumulated net realized loss on investments by $2,961,492. This reclassification has no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2011, and 2010, was as follows:

                                           2011                       2010
                                        -------------------------------------
Ordinary income*                        $5,570,484                 $4,153,082
Long-term capital gains                  9,802,096                  8,076,760

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2011, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                      $  599,994
Accumulated long-term capital gains                                 2,744,648
Unrealized appreciation                                             6,742,017

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and mark-to-market adjustments.

Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses

================================================================================

18  | USAA EXTENDED MARKET INDEX FUND

================================================================================

are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At December 31, 2011, the Fund had a specified loss of $8,020, for federal income tax purposes. The specified loss will be recognized on the first day of the following fiscal year. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely- than-not threshold. For the year ended December 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. ADMINISTRATION AND SERVICING FEES -- The Manager provides administration and shareholder servicing functions for the Fund. For

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,426,711.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2011, the Fund reimbursed the Manager $10,957 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

    Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. For the year ended December 31, 2011, the Manager incurred subadministration fees, paid or payable to BlackRock, of $128,969.

B. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2012, to limit the total annual operating expenses of the Fund to 0.50% of the Fund's average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the year ended December 31, 2011, the Fund incurred reimbursable expenses of $955,917, of which $205,917 was receivable from the Manager. Additionally, the expenses allocated to the Fund from the Series included fees waived by BlackRock Advisors, LLC of $8,607. Refer to Note 3 in the Series' Notes to Financial Statements.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket

================================================================================

20  | USAA EXTENDED MARKET INDEX FUND

================================================================================

    expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2011, the Fund incurred transfer agent's fees paid or payable to SAS, of $863,191. Additionally, the Fund recorded a receivable from SAS for adjustments related to shareholder transactions of $6,397 for the year ended December 31, 2011.

D. UNDERWRITING AGREEMENT -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

E. MANAGEMENT AGREEMENT -- The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

EXPENSE EXAMPLE

December 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2011, through December 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

22  | USAA EXTENDED MARKET INDEX FUND

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                               BEGINNING               ENDING           DURING PERIOD*
                             ACCOUNT VALUE         ACCOUNT VALUE        JULY 1, 2011 -
                             JULY 1, 2011        DECEMBER 31, 2011     DECEMBER 31, 2011
                            ------------------------------------------------------------
Actual                         $1,000.00             $  985.60               $2.50
Hypothetical
 (5% return before expenses)    1,000.00              1,022.68                2.55

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (1.44%) for the six-month period of July 1, 2011, through December 31, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  23

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST

--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of December 31, 2011. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

24  | USAA EXTENDED MARKET INDEX FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), and serves on the Board of USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  25

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: July 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

26  | USAA EXTENDED MARKET INDEX FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2)  Member of Executive Committee
  (3)  Member of Audit Committee
  (4)  Member of Pricing and Investment Committee
  (5)  Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+)  Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  27

================================================================================

INTERESTED OFFICERS(1)

--------------------------------------------------------------------------------

DANIEL S. MCNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Senior Vice President, Compliance and Ethics, USAA (7/11-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-7/11); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

28  | USAA EXTENDED MARKET INDEX FUND

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  29

                              Annual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE INVESTORS OF MASTER EXTENDED MARKET INDEX SERIES AND BOARD OF DIRECTORS OF QUANTITATIVE MASTER SERIES LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the "Master LLC") as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series, one of the portfolios constituting Quantitative Master Series LLC, as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 22, 2012

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  31

================================================================================

SCHEDULE OF INVESTMENTS

December 31, 2011

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCKS

AEROSPACE & DEFENSE - 1.4%
     6,591     AAR Corp.                                                               $    126,349
       200     Aerosonic Corp.(a)                                                               640
     3,121     AeroVironment, Inc.(a)                                                        98,218
     5,724     Alliant Techsystems, Inc.                                                    327,184
    13,532     Applied Energetics, Inc.(a)                                                      988
     4,742     Arotech Corp.(a)                                                               5,643
     2,143     Astronics Corp.(a)                                                            76,741
     6,283     Astrotech Corp.(a)                                                             3,694
     1,200     Aviation General, Inc.(a)                                                          -
    15,980     BE Aerospace, Inc.(a)                                                        618,586
     4,244     Ceradyne, Inc.(a)                                                            113,654
       325     CPI Aerostructures, Inc.(a)                                                    3,819
     2,738     Cubic Corp.                                                                  119,349
     7,646     Curtiss-Wright Corp.                                                         270,133
     1,600     Ducommun, Inc.                                                                20,400
     5,002     Esterline Technologies Corp.(a)                                              279,962
    30,684     Exelis, Inc.                                                                 277,690
    10,483     GenCorp, Inc.(a)                                                              55,770
     6,055     Heico Corp., Class A                                                         238,264
    16,079     Hexcel Corp.(a)                                                              389,273
     7,489     Huntington Ingalls Industries, Inc.(a)                                       234,256
     3,826     Innovative Solutions & Support, Inc.(a)                                       13,161
     6,786     Kratos Defense & Security Solutions, Inc.(a)                                  40,512
     1,982     LMI Aerospace, Inc.(a)                                                        34,784
     3,624     Mantech International Corp., Class A                                         113,214
     6,757     Moog, Inc., Class A(a)                                                       296,835
     9,694     Orbital Sciences Corp.(a)                                                    140,854
     3,652     RBC Bearings, Inc.(a)                                                        152,288
    11,500     Smith & Wesson Holding Corp.(a)                                               50,140
    19,681     Spirit AeroSystems Holdings, Inc., Class A(a)                                408,971
     3,448     Sturm Ruger & Co., Inc.                                                      115,370
    11,646     Taser International, Inc.(a)                                                  59,628
     6,045     Teledyne Technologies, Inc.(a)                                               331,568
     7,575     TransDigm Group, Inc.(a)                                                     724,776
     6,391     Triumph Group, Inc.                                                          373,554
       725     VSE Corp.                                                                     17,603
                                                                                       ------------
                                                                                          6,133,871
                                                                                       ------------
ALTERNATIVE ENERGY - 0.1%
     2,557     Amyris, Inc.(a)                                                               29,508
     7,412     Ascent Solar Technologies, Inc.(a)                                             2,891
     4,600     BioFuel Energy Corp.(a)                                                        3,128
     2,334     DayStar Technologies, Inc.(a)                                                    514
    10,800     Energy Conversion Devices, Inc.(a),(b)                                         2,182
    21,703     FuelCell Energy, Inc.(a)                                                      18,925
     3,573     Green Plains Renewable Energy, Inc.(a)                                        34,872
     4,134     GreenHunter Energy, Inc.(a)                                                    3,596
    21,217     GT Advanced Technologies, Inc.(a)                                            153,611
     4,922     Hoku Corp.(a),(b)                                                              2,854
     1,412     KiOR, Inc.(a),(b)                                                             14,374
     3,693     Ocean Power Technologies, Inc.(a),(b)                                          9,971
     4,744     Pacific Ethanol, Inc.(a),(b)                                                   5,029

================================================================================

32  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,342     Plug Power, Inc.(a),(b)                                                 $      6,818
       367     Rex American Resources Corp.(a)                                                8,114
     1,119     Solazyme, Inc.(a)                                                             13,316
     7,068     STR Holdings, Inc.(a)                                                         58,170
    15,621     SunPower Corp., Class B(a)                                                    97,319
     5,936     Verenium Corp.(a)                                                             12,940
     4,371     Westinghouse Solar, Inc.(a),(b)                                                1,355
                                                                                       ------------
                                                                                            479,487
                                                                                       ------------
AUTOMOBILES & PARTS - 1.7%
    11,113     American Axle & Manufacturing Holdings, Inc.(a)                              109,908
     4,405     Amerigon, Inc.(a)                                                             62,815
    10,235     Cooper Tire & Rubber Co.                                                     143,392
    24,361     Dana Holding Corp.(a)                                                        295,986
     2,437     Dorman Products, Inc.(a)                                                      89,998
    12,409     Exide Technologies(a)                                                         32,636
     4,337     Federal-Mogul Corp., Class A(a)                                               63,971
     2,921     Fuel Systems Solutions, Inc.(a)                                               48,167
    96,071     General Motors Co.(a)                                                      1,947,359
    23,745     Gentex Corp.                                                                 702,615
    17,305     Lear Corp.                                                                   688,739
    24,453     LKQ Corp.(a)                                                                 735,546
     4,784     LoJack Corp.(a)                                                               14,687
     8,108     Modine Manufacturing Co.(a)                                                   76,702
       666     Motorcar Parts of America, Inc.(a)                                             4,995
     2,934     Quantum Fuel Systems Technologies Worldwide, Inc.(a)                           2,142
     1,822     Shiloh Industries, Inc.(a)                                                    15,268
     3,825     Standard Motor Products, Inc.                                                 76,691
     5,020     Stoneridge, Inc.(a)                                                           42,319
       646     Strattec Security Corp.                                                       12,888
     4,244     Superior Industries International, Inc.                                       70,196
    10,130     Tenneco, Inc.(a)                                                             301,671
     9,044     Tesla Motors, Inc.(a),(b)                                                    258,297
     7,119     Titan International, Inc.                                                    138,536
    17,132     TRW Automotive Holdings Corp.(a)                                             558,503
     4,873     U.S. Auto Parts Network, Inc.(a)                                              21,295
     8,391     Visteon Corp.(a)                                                             419,046
    11,288     WABCO Holdings, Inc.(a)                                                      489,899
                                                                                       ------------
                                                                                          7,424,267
                                                                                       ------------
BANKS - 4.9%
     2,367     1st Source Corp.                                                              59,956
     6,494     1st United Bancorp, Inc.(a)                                                   36,042
     1,139     Alliance Financial Corp.                                                      35,172
       200     Ameriana Bancorp                                                                 804
     1,719     American National BankShares, Inc.                                            33,503
     4,892     Ameris Bancorp(a)                                                             50,290
     1,637     Ames National Corp.                                                           31,922
     2,323     Arrow Financial Corp.                                                         54,451
    28,144     Associated Banc-Corp                                                         314,368
    14,900     Astoria Financial Corp.                                                      126,501
       451     Atlantic Coast Financial Corp.(a)                                              1,267
     1,203     Bancfirst Corp.                                                               45,161
     1,300     Bancorp of New Jersey, Inc.                                                   11,921
       920     Bancorp Rhode Island, Inc.                                                    40,538
     6,330     The Bancorp, Inc.(a)                                                          45,766
    12,249     BancorpSouth, Inc.                                                           134,984
     6,004     BancTrust Financial Group, Inc.(a)                                             7,445
     7,997     Bank Mutual Corp.                                                             25,430
     7,925     Bank of Hawaii Corp.                                                         352,583
       506     Bank of Kentucky Financial Corp.                                              10,145
     1,252     Bank of Marin Bancorp                                                         47,063
     4,852     Bank of the Ozarks, Inc.                                                     143,765
     1,474     BankAtlantic Bancorp, Inc.(a)                                                  4,982
     4,044     BankFinancial Corp.                                                           22,323

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,369     BankUnited, Inc.                                                        $    140,054
     3,038     Banner Corp.                                                                  52,102
     1,253     Bar Harbor Bankshares                                                         37,590
     2,636     BCB Bancorp, Inc.                                                             26,597
     7,156     Beneficial Mutual Bancorp, Inc.(a)                                            59,824
       733     Berkshire Bancorp, Inc.(a)                                                     5,197
     4,245     Berkshire Hills Bancorp, Inc.                                                 94,197
     2,083     BofI Holding, Inc.(a)                                                         33,849
     4,242     BOK Financial Corp.                                                          233,013
    13,200     Boston Private Financial Holdings, Inc.                                      104,808
     1,839     Bridge Bancorp, Inc.                                                          36,596
       375     Bridge Capital Holdings(a)                                                     3,900
     8,252     Brookline Bancorp, Inc.                                                       69,647
     2,035     Bryn Mawr Bank Corp.                                                          39,662
       841     California First National Bancorp                                             13,523
       894     Camco Financial Corp.(a)                                                       1,135
     1,509     Camden National Corp.                                                         49,193
     3,852     Cape Bancorp, Inc.(a)                                                         30,238
     4,434     Capital Bank Corp.(a)                                                          8,912
     2,411     Capital City Bank Group, Inc.                                                 23,025
    51,661     CapitalSource, Inc.                                                          346,129
    27,576     Capitol Federal Financial, Inc.                                              318,227
     5,642     Cardinal Financial Corp.                                                      60,595
     3,749     Cascade Bancorp(a)                                                            16,421
    13,266     Cathay General Bancorp                                                       198,061
     3,465     Center Bancorp, Inc.                                                          33,853
     4,930     Centerstate Banks, Inc.                                                       32,637
       565     Central Pacific Financial Corp.(a)                                             7,300
       900     Century Bancorp, Inc., Class A                                                25,416
     2,109     CFS Bancorp, Inc.                                                              9,132
     4,028     Chemical Financial Corp.                                                      85,877
     2,635     Chicopee Bancorp, Inc.(a)                                                     36,890
     2,412     Citizens & Northern Corp.                                                     44,550
     6,978     Citizens Republic Bancorp, Inc.(a)                                            79,549
     3,414     Citizens South Banking Corp.                                                  12,188
     2,834     City Holding Co.                                                              96,044
     7,989     City National Corp.                                                          352,954
     2,937     Clifton Savings Bancorp, Inc.                                                 27,255
     1,208     CNB Financial Corp.                                                           19,062
     7,154     CoBiz Financial, Inc.                                                         41,279
       750     Colony Bankcorp, Inc.(a)                                                       1,695
     6,773     Columbia Banking System, Inc.                                                130,516
    13,512     Commerce Bancshares, Inc.                                                    515,077
     6,289     Community Bank System, Inc.                                                  174,834
     2,351     Community Trust Bancorp, Inc.                                                 69,166
     9,672     Cullen/Frost Bankers, Inc.                                                   511,746
    15,636     CVB Financial Corp.                                                          156,829
     5,556     Dime Community Bancshares, Inc.                                               70,006
    20,384     Doral Financial Corp.(a)                                                      19,487
     3,781     Eagle Bancorp, Inc.(a),(b)                                                    54,976
    24,564     East-West Bancorp, Inc.                                                      485,139
     2,156     Eastern Virginia Bankshares, Inc.(a)                                           4,355
     2,643     Encore Bancshares, Inc.(a)                                                    35,733
       572     Enterprise Bancorp, Inc.                                                       8,180
     3,362     Enterprise Financial Services Corp.                                           49,758
     2,553     ESB Financial Corp.                                                           35,921
     2,897     ESSA Bancorp, Inc.                                                            30,332
    20,087     F.N.B.Corp.                                                                  227,184
     1,981     Farmers Capital Bank Corp.(a)                                                  8,895
       497     Fidelity Southern Corp.                                                        3,022
     2,463     Financial Institutions, Inc.                                                  39,753
     2,286     First Bancorp, Inc.                                                           35,136
     2,932     First Bancorp, North Carolina                                                 32,692
     3,527     First Bancorp, Puerto Rico(a)                                                 12,309
    14,574     First Busey Corp.                                                             72,870

===============================================================================

34  | MASTER EXTENDED MARKET INDEX SERIES

===============================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,870     First California Financial Group, Inc.(a)                               $     12,616
     1,258     First Citizens Banc Corp.                                                      5,082
       904     First Citizens BancShares, Inc., Class A                                     158,191
    15,818     First Commonwealth Financial Corp.                                            83,203
     2,710     First Community Bancshares, Inc.                                              33,821
     1,763     First Connecticut Bancorp, Inc.                                               22,937
     2,306     First Defiance Financial Corp.                                                33,645
     1,387     First Federal Bancshares of Arkansas, Inc.(a)                                  5,992
     9,684     First Financial Bancorp                                                      161,142
     7,934     First Financial Bankshares, Inc.(b)                                          265,234
     2,062     First Financial Corp.                                                         68,623
     2,852     First Financial Holdings, Inc.                                                25,468
     3,633     First Financial Northwest, Inc.(a)                                            21,398
       358     First Financial Service Corp.(a)                                                 548
     1,401     First Interstate Bancsystem, Inc.                                             18,255
     1,106     First M&F Corp.                                                                3,141
     4,483     First Merchants Corp.                                                         37,971
    12,426     First Midwest Bancorp, Inc.                                                  125,875
    50,381     First Niagara Financial Group, Inc.                                          434,788
     1,694     The First of Long Island Corp.                                                44,586
       811     First Pactrust Bancorp, Inc.                                                   8,313
    13,165     First Republic Bank/San Francisco(a)                                         402,981
       108     First Security Group, Inc.(a)                                                    268
     1,978     First South Bancorp, Inc.(a)                                                   6,330
     1,435     First United Corp.(a),(b)                                                      4,793
    17,468     FirstMerit Corp.                                                             264,291
    33,167     Flagstar BanCorp., Inc.(a)                                                    16,749
     5,275     Flushing Financial Corp.                                                      66,623
       114     FNB United Corp.(a)                                                            1,459
     3,616     Fox Chase BanCorp., Inc.                                                      45,670
       883     Franklin Financial Corp.(a)                                                   10,455
    31,569     Fulton Financial Corp.                                                       309,692
     2,973     German American Bancorp, Inc.                                                 54,079
    11,867     Glacier Bancorp, Inc.                                                        142,760
     1,675     Great Southern Bancorp, Inc.                                                  39,513
     3,466     Greene County Bancshares, Inc.(a)                                              4,367
    14,486     Guaranty Bancorp(a)                                                           21,294
     4,619     Hampton Roads Bankshares, Inc.(a)                                             12,656
    11,984     Hancock Holding Co.                                                          383,128
     3,517     Hanmi Financial Corp.(a),(b)                                                  26,026
       743     Hawthorn Bancshares, Inc.                                                      4,555
     2,536     Heartland Financial USA, Inc.                                                 38,902
     6,580     Heritage Commerce Corp.(a)                                                    31,189
     3,381     Heritage Financial Corp.                                                      42,465
     1,094     HMN Financial, Inc.(a)                                                         2,254
     2,533     Home Bancorp, Inc.(a)                                                         39,186
     4,451     Home Bancshares, Inc.                                                        115,325
     3,239     Home Federal Bancorp, Inc.                                                    33,686
       190     Horizon Bancorp                                                                3,310
     2,807     Hudson Valley Holding Corp.                                                   59,565
     4,803     IBERIABANK Corp.                                                             236,788
     3,658     Independent Bank Corp./MA                                                     99,827
     3,528     Independent Bank Corp./MI(a)                                                   4,869
     1,336     Indiana Community Bancorp                                                     19,546
     9,170     International Bancshares Corp.                                               168,132

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                                                   SCHEDULE OF INVESTMENTS |  35

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,058     Intervest Bancshares Corp.(a)                                           $     11,078
     8,184     Investors Bancorp, Inc.(a)                                                   110,320
     3,804     Kearny Financial Corp.                                                        36,138
     4,853     Lakeland Bancorp, Inc.                                                        41,833
     2,787     Lakeland Financial Corp.                                                      72,100
     5,523     Macatawa Bank Corp.(a)                                                        12,592
     3,968     MainSource Financial Group, Inc.                                              35,037
     8,787     MB Financial, Inc.                                                           150,258
     2,218     Mercantile Bank Corp.(a)                                                      21,736
     1,496     Merchants Bancshares, Inc.                                                    43,683
     2,754     Metro Bancorp, Inc.(a)                                                        23,079
       448     Midsouth Bancorp, Inc.                                                         5,828
     2,075     MidwestOne Financial Group, Inc.                                              30,337
     1,617     MutualFirst Financial, Inc.                                                   11,529
       717     NASB Financial, Inc.(a)                                                        7,679
     1,690     National Bankshares, Inc.(b)                                                  47,185
    21,466     National Penn Bancshares, Inc.                                               181,173
     5,736     NBT Bancorp, Inc.                                                            126,938
    73,160     New York Community Bancorp, Inc.                                             904,989
     4,304     Newbridge Bancorp(a)                                                          16,656
     1,108     North Valley Bancorp(a)                                                       10,615
       300     Northern States Financial Corp.(a)                                               270
     4,227     Northfield Bancorp, Inc.                                                      59,854
       252     Northrim BanCorp, Inc.                                                         4,413
    15,844     Northwest Bancshares, Inc.                                                   197,099
       543     Norwood Financial Corp.                                                       14,916
     3,005     OceanFirst Financial Corp.                                                    39,275
     1,254     Ohio Valley Banc Corp.                                                        23,362
    15,443     Old National Bancorp                                                         179,911
     7,288     Old Second Bancorp, Inc.(a)                                                    9,693
       309     OmniAmerican Bancorp, Inc.(a)                                                  4,851
     7,760     Oriental Financial Group, Inc.                                                93,974
     7,699     Oritani Financial Corp.                                                       98,316
     1,619     Orrstown Financial Service, Inc.                                              13,357
     1,026     Pacific Capital Bancorp NA(a)                                                 28,974
     4,058     Pacific Continental Corp.                                                     35,913
     5,585     PacWest Bancorp                                                              105,836
     2,183     Park National Corp.                                                          142,026
     2,394     Park Sterling Corp.(a)                                                         9,768
     1,464     Parkvale Financial Corp.                                                      35,985
     2,277     Peapack-Gladstone Financial Corp.                                             24,455
     1,257     Penns Woods Bancorp, Inc.                                                     48,746
     1,383     Peoples Bancorp of North Carolina, Inc.                                        7,593
     1,744     Peoples Bancorp, Inc.                                                         25,829
     1,245     Peoples Financial Corp.                                                       12,836
     6,158     Pinnacle Financial Partners, Inc.(a)                                          99,452
   165,953     Popular, Inc.(a)                                                             230,675
     1,044     Porter Bancorp, Inc.                                                           3,028
     2,844     Preferred Bank(a)                                                             21,330
     5,254     Premierwest Bancorp(a),(b)                                                     4,199
    10,438     PrivateBancorp, Inc.                                                         114,609
     7,672     Prosperity Bancshares, Inc.                                                  309,565
     2,671     Provident Financial Holdings, Inc.                                            24,947
     9,325     Provident Financial Services, Inc.                                           124,862
     6,541     Provident New York Bancorp                                                    43,432
     2,833     Pulaski Financial Corp.                                                       20,143
     7,144     PVF Capital Corp.(a)                                                          10,502
     4,249     Renasant Corp.                                                                63,735
     1,698     Republic Bancorp, Inc., Class A                                               38,884
     7,427     Republic First Bancorp, Inc.(a)                                               11,066
     7,170     Riverview Bancorp, Inc.(a)                                                    16,993
     3,528     Rockville Financial, Inc.                                                     36,550

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36  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,747     Rodman & Renshaw Capital Group, Inc.(a)                                 $      3,180
     2,478     Roma Financial Corp.                                                          24,384
     1,265     Royal Bancshares of Pennsylvania, Class A(a)                                   1,682
     4,555     S&T Bancorp, Inc.                                                             89,050
     4,309     Sandy Spring Bancorp, Inc.                                                    75,623
     1,995     Savannah Bancorp, Inc.(a)                                                      9,875
     2,395     SCBT Financial Corp.                                                          69,479
    19,078     Seacoast Banking Corp. of Florida(a)                                          28,999
     1,795     Shore Bancshares, Inc.                                                         9,244
     3,011     Sierra Bancorp                                                                26,497
     7,058     Signature Bank(a)                                                            423,409
     2,672     Simmons First National Corp., Class A                                         72,652
     3,130     Southside Bancshares, Inc.                                                    67,796
     3,543     Southwest Bancorp, Inc.(a)                                                    21,116
     3,131     State Bancorp, Inc.                                                           38,198
     4,479     State Bank Financial Corp.(a)                                                 67,678
     3,948     StellarOne Corp.                                                              44,928
     6,121     Sterling Bancorp                                                              52,885
     4,770     Sterling Financial Corp.(a)                                                   79,659
     1,613     Suffolk Bancorp(a)                                                            17,404
       785     Summit Financial Group, Inc.(a)                                                2,143
    15,238     Sun Bancorp, Inc.(a)                                                          36,876
    26,170     Susquehanna Bancshares, Inc.                                                 219,305
     7,137     SVB Financial Group(a)                                                       340,364
     2,535     SY Bancorp, Inc.                                                              52,044
    99,700     Synovus Financial Corp.                                                      140,577
       958     Taylor Capital Group, Inc.(a)                                                  9,312
    24,763     TCF Financial Corp.                                                          255,554
       787     Teche Holding Co.                                                             27,545
       408     Territorial BanCorp., Inc.                                                     8,058
     6,540     Texas Capital Bancshares, Inc.(a)                                            200,189
       824     TF Financial Corp.                                                            18,688
    15,437     TFS Financial Corp.(a)                                                       138,316
     1,763     Tompkins Trustco, Inc.                                                        67,893
     2,359     Tower Bancorp, Inc.                                                           67,326
     4,830     Towne Bank                                                                    59,119
     2,651     Trico Bancshares                                                              37,697
    15,480     TrustCo Bank Corp. NY                                                         86,843
     9,059     Trustmark Corp.                                                              220,043
     5,646     UMB Financial Corp.                                                          210,314
    18,446     Umpqua Holdings Corp.                                                        228,546
     3,754     Union First Market Bankshares Corp.                                           49,891
     1,092     United Bancorp, Inc.                                                           9,238
     6,861     United Bankshares, Inc.(b)                                                   193,960
     3,076     United Community Banks, Inc.(a)                                               21,501
     3,252     United Community Financial Corp.(a)                                            4,130
     3,218     United Financial Bancorp, Inc.                                                51,778
     3,395     United Security Bancshares                                                     7,435
     3,081     Univest Corp. of Pennsylvania                                                 45,106
    28,377     Valley National Bancorp                                                      351,024
     3,273     ViewPoint Financial Group                                                     42,582
     5,760     Virginia Commerce Bancorp(a)                                                  44,525
     3,338     Washington Banking Co.                                                        39,756
    17,882     Washington Federal, Inc.                                                     250,169
     2,661     Washington Trust Bancorp, Inc.                                                63,491
     2,926     Waterstone Financial, Inc.(a)                                                  5,618
       151     Wayne Savings Bancshares, Inc.                                                 1,182
    12,129     Webster Financial Corp.                                                      247,310
     4,118     WesBanco, Inc.                                                                80,177
     3,199     West Bancorp., Inc.                                                           30,646
     2,828     West Coast Bancorp(a)                                                         44,117
     4,717     Westamerica Bancorp.                                                         207,076
    14,471     Western Alliance Bancorp(a)                                                   90,154
     5,529     Westfield Financial, Inc.                                                     40,693
    10,809     Wilshire Bancorp, Inc.(a)                                                     39,237

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                                                   SCHEDULE OF INVESTMENTS |  37

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,662     Wintrust Financial Corp.                                                $    158,819
     1,471     WSFS Financial Corp.                                                          52,897
     4,319     Yardkin Valley Financial Corp.(a)                                              7,342
                                                                                       ------------
                                                                                         21,734,387
                                                                                       ------------
BEVERAGES - 0.3%
     1,576     Boston Beer Co., Inc., Class A(a),(b)                                        171,091
    11,558     Central European Distribution Corp.(a)                                        50,566
       825     Coca-Cola Bottling Co. Consolidated                                           48,304
       533     Craft Brewers Alliance, Inc.(a)                                                3,209
    12,477     Hansen Natural Corp.(a)                                                    1,149,631
    13,104     Jamba, Inc.(a)                                                                17,166
    14,909     Jones Soda Co.(a)                                                              5,516
     2,160     National Beverage Corp.                                                       34,711
     2,017     Primo Water Corp.(a)                                                           6,132
     6,268     Reddy Ice Holdings, Inc.(a)                                                    1,504
       971     Willamette Valley Vineyards, Inc.(a)                                           2,845
                                                                                       ------------
                                                                                          1,490,675
                                                                                       ------------
CHEMICALS - 2.7%
     4,922     A. Schulman, Inc.                                                            104,248
     4,672     Aceto Corp.                                                                   32,237
    15,100     Albemarle Corp.                                                              777,801
     4,546     American Vanguard Corp.                                                       60,644
    11,814     Ashland, Inc.                                                                675,288
     5,051     Balchem Corp.                                                                204,768
     9,932     Cabot Corp.                                                                  319,214
     9,610     Calgon Carbon Corp.(a)                                                       150,973
     4,959     Cambrex Corp.(a)                                                              35,606
    26,116     Celanese Corp., Series A                                                   1,156,155
       297     Chase Corp.                                                                    4,128
    15,910     Chemtura Corp.(a)                                                            180,419
     3,097     Codexis, Inc.(a)                                                              16,414
     8,293     Cytec Industries, Inc.                                                       370,282
    14,402     Ferro Corp.(a)                                                                70,426
     1,753     FutureFuel Corp.                                                              21,772
     5,640     Georgia Gulf Corp.(a)                                                        109,924
     7,985     H.B. Fuller Co.                                                              184,533
     1,599     Hawkins, Inc.                                                                 58,939
    32,212     Huntsman Corp.                                                               322,120
     3,566     Innophos Holdings, Inc.                                                      173,165
     8,658     Intrepid Potash, Inc.(a)                                                     195,931
     1,621     KMG Chemicals, Inc.                                                           27,995
     3,496     Koppers Holdings, Inc.                                                       120,123
     5,476     Kraton Performance Polymers, Inc.(a)                                         111,163
     3,504     Kronos Worldwide, Inc.                                                        63,212
     3,175     LSB Industries, Inc.(a)                                                       88,995
    56,479     LyondellBasell Industries NV, Class A                                      1,835,003
     5,675     Metabolix, Inc.(a)                                                            25,821
     3,020     Minerals Technologies, Inc.                                                  170,721
     7,817     Nanophase Technologies Corp.(a)                                                3,135
     1,601     NewMarket Corp.                                                              317,174
     1,563     NL Industries, Inc.                                                           20,272
    11,735     Olin Corp.                                                                   230,593
     5,231     OM Group, Inc.(a)                                                            117,122
     7,724     Omnova Solutions, Inc.(a)                                                     35,608
     2,220     Penford Corp.(a)                                                              11,300
    15,653     PolyOne Corp.                                                                180,792
     6,626     Polypore International, Inc.(a)                                              291,478
     2,211     Quaker Chemical Corp.                                                         85,986
    42,052     Rentech, Inc.(a)                                                              55,088
    11,438     Rockwood Holdings, Inc.(a)                                                   450,314
    21,619     RPM International, Inc.                                                      530,746
     7,495     Senomyx, Inc.(a)                                                              26,083
     8,165     Sensient Technologies Corp.                                                  309,453
    20,116     Solutia, Inc.                                                                347,604
     5,310     Spartech Corp.(a)                                                             25,116
     1,274     Stepan Co.                                                                   102,124
       625     TOR Minerals International, Inc.(a)                                            9,787
     2,287     TPC Group, Inc.(a)                                                            53,356
     3,677     Tredegar Corp.                                                                81,703
     1,030     Valhi, Inc.                                                                   62,284
    10,132     W.R. Grace & Co.(a)                                                          465,261
     3,239     Westlake Chemical Corp.                                                      130,337
     3,813     Zagg, Inc.(a),(b)                                                             26,958

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38  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,799     Zep, Inc.                                                               $     53,110
     5,138     Zoltek Cos., Inc.(a)                                                          39,152
                                                                                       ------------
                                                                                         11,729,956
                                                                                       ------------
CONSTRUCTION & MATERIALS - 2.1%
     6,019     A.O. Smith Corp.                                                             241,482
     3,549     Aaon, Inc.                                                                    72,719
     7,107     Acuity Brands, Inc.                                                          376,671
    17,115     Aecom Technology Corp.(a)                                                    352,056
     6,605     Aegion Corp.(a)                                                              101,321
     1,753     Ameresco, Inc.(a)                                                             24,051
       546     American Biltrite, Inc.(a)                                                     2,621
     8,661     American DG Energy, Inc.(a)                                                   12,558
     1,816     American Woodmark Corp.                                                       24,807
     4,846     Apogee Enterprises, Inc.                                                      59,412
     2,152     Argan, Inc.                                                                   32,732
     3,214     Armstrong World Industries, Inc.(a)                                          140,998
       102     Baran Group Ltd.                                                                 326
     4,661     BlueLinx Holdings, Inc.(a)                                                     6,991
     9,238     Builders FirstSource, Inc.(a)                                                 18,846
     7,301     Eagle Materials, Inc.                                                        187,344
    10,913     EMCOR Group, Inc.                                                            292,578
    25,500     Fortune Brands Home & Security, Inc.(a)                                      434,265
     4,680     Generac Holdings, Inc.(a)                                                    131,180
     5,481     Gibraltar Industries, Inc.(a)                                                 76,515
     5,624     Granite Construction, Inc.                                                   133,401
     9,934     Great Lakes Dredge & Dock Corp.                                               55,233
     8,427     Griffon Corp.                                                                 76,939
    11,369     Headwaters, Inc.(a)                                                           25,239
     5,422     Hill International, Inc.(a)                                                   27,869
     3,006     Insteel Industries, Inc.                                                      33,036
     1,500     Integrated Electrical Services, Inc.(a)                                        2,880
    24,839     KBR, Inc.                                                                    692,263
     1,797     L.B. Foster Co., Class A                                                      50,837
     3,332     Layne Christensen Co.(a)                                                      80,634
     8,100     Lennox International, Inc.                                                   273,375
    21,776     Louisiana-Pacific Corp.(a),(b)                                               175,732
     7,432     Martin Marietta Materials, Inc.                                              560,447
     9,971     Mastec, Inc.(a),(b)                                                          173,196
    28,222     MDU Resources Group, Inc.                                                    605,644
    25,100     Mueller Water Products, Inc., Series A                                        61,244
     3,752     MYR Group, Inc.(a)                                                            71,813
     3,847     NCI Building Systems, Inc.(a)                                                 41,817
     1,916     Northwest Pipe Co.(a)                                                         43,800
     1,166     Omega Flex, Inc.(a)                                                           16,476
     4,913     Orion Marine Group, Inc.(a)                                                   32,671
    19,156     Owens Corning, Inc.(a)                                                       550,160
     6,216     PGT, Inc.(a)                                                                   6,838
     3,391     Pike Electric Corp.(a)                                                        24,381
     3,041     Primoris Services Corp.                                                       45,402
     6,250     Quanex Building Products Corp.                                                93,875
    13,130     Shaw Group, Inc.(a)                                                          353,197
     6,598     Simpson Manufacturing Co., Inc.                                              222,089
     3,018     Sterling Construction Co., Inc.(a)                                            32,504
     3,986     Texas Industries, Inc.                                                       122,689
     1,955     Thermon Group Holdings, Inc.(a)                                               34,447
     4,859     TRC Cos., Inc.(a)                                                             29,203
     2,608     Trex Co., Inc.(a)                                                             59,749
     5,210     Tutor Perini Corp.(a)                                                         64,291
     2,952     Universal Forest Products, Inc.                                               91,128
    11,156     USG Corp.(a)                                                                 113,345
     3,787     Valmont Industries, Inc.                                                     343,822
    14,403     Valspar Corp.                                                                561,285
     4,213     Watsco, Inc.                                                                 276,626
     4,523     Watts Water Technologies, Inc., Class A                                      154,732
                                                                                       ------------
                                                                                          9,003,782
                                                                                       ------------

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                                                   SCHEDULE OF INVESTMENTS |  39

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
ELECTRICITY - 2.1%
     5,006     Allete, Inc.                                                            $    210,152
    18,393     Alliant Energy Corp.                                                         811,315
     6,312     Black Hills Corp.                                                            211,957
    64,006     Calpine Corp.(a)                                                           1,045,218
     2,296     Central Vermont Public Service Corp.                                          80,590
     2,674     CH Energy Group, Inc.                                                        156,108
     9,852     Cleco Corp.                                                                  375,361
    21,008     Covanta Holding Corp.                                                        287,600
    18,931     Dynegy, Inc.(a)                                                               52,439
     7,496     El Paso Electric Co.                                                         259,661
     6,961     The Empire District Electric Co.                                             146,808
   130,952     GenOn Energy, Inc.(a)                                                        341,785
    22,840     Great Plains Energy, Inc.                                                    497,455
    15,826     Hawaiian Electric Industries, Inc.                                           419,072
     7,915     IDACORP, Inc.                                                                335,675
     8,596     ITC Holdings Corp.                                                           652,265
     3,824     MGE Energy, Inc.                                                             178,848
     5,795     NorthWestern Corp.                                                           207,403
    17,206     NSTAR(a)                                                                     807,994
    38,978     NV Energy, Inc.                                                              637,290
     2,844     Ormat Technologies, Inc.                                                      51,277
    12,173     Portland General Electric Co.                                                307,855
    23,727     U.S. Geothermal, Inc.(a)                                                       8,499
     8,422     UIL Holdings Corp.                                                           297,886
     5,967     Unisource Energy Corp.                                                       220,302
     2,477     Unitil Corp.                                                                  70,297
    19,601     Westar Energy, Inc.                                                          564,117
                                                                                       ------------
                                                                                          9,235,229
                                                                                       ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 3.2%
    16,751     A123 Systems, Inc.(a)                                                         26,969
    16,856     Active Power, Inc.(a)                                                         11,125
     3,276     Adept Technology, Inc.(a)                                                      7,862
     2,598     Aeroflex Holding Corp.(a)                                                     26,604
     2,067     Allied Motion Technologies, Inc.                                              11,658
     6,009     Altair Nanotechnologies, Inc.(a)                                               3,966
     1,500     American Science & Engineering, Inc.                                         102,165
     7,545     American Superconductor Corp.(a),(b)                                          27,841
    26,678     Ametek, Inc.                                                               1,123,144
     2,673     Anaren, Inc.(a)                                                               44,425
     5,096     Anixter International, Inc.(a)                                               303,925
     3,090     API Technologies Corp.(a)                                                      9,795
    19,065     Arrow Electronics, Inc.(a)                                                   713,222
    25,078     Avnet, Inc.(a)                                                               779,675
     8,042     AVX Corp.                                                                    102,616
     2,168     AZZ, Inc.                                                                     98,514
     2,484     Badger Meter, Inc.                                                            73,104
     2,537     Ballantyne Strong, Inc.(a)                                                    10,376
     2,196     Bel Fuse, Inc.                                                                41,175
     7,586     Belden, Inc.                                                                 252,462
     9,757     Benchmark Electronics, Inc.(a)                                               131,427
     7,550     Brady Corp.                                                                  238,354
    43,395     Capstone Turbine Corp.(a),(b)                                                 50,338
     6,664     Checkpoint Systems, Inc.(a)                                                   72,904
     6,209     Cognex Corp.                                                                 222,220
     4,194     Coherent, Inc.(a)                                                            219,220
     3,080     Coleman Cable, Inc.(a)                                                        26,796
     5,911     Comverge, Inc.(a)                                                              7,448
     5,440     CTS Corp.                                                                     50,048
     1,738     Cyberoptics Corp.(a)                                                          13,609
     6,767     Daktronics, Inc.                                                              64,760
     2,695     DDi Corp.                                                                     25,144
     6,281     Echelon Corp.(a),(b)                                                          30,589
     3,085     Electro Rent Corp.                                                            52,908
     4,083     Electro Scientific Industries, Inc.                                           59,122
     4,486     eMagin Corp.(a)                                                               16,598
     3,160     Encore Wire Corp.                                                             81,844
     3,993     EnerNOC, Inc.(a)                                                              43,404
     8,089     EnerSys(a)                                                                   210,071
     4,246     ESCO Technologies, Inc.                                                      122,200
     2,888     Fabrinet(a)                                                                   39,508
     2,593     Faro Technologies, Inc.(a)                                                   119,278
     6,331     FEI Co.(a)                                                                   258,178

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40  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     8,695     General Cable Corp.(a)                                                  $    217,462
    21,713     GrafTech International Ltd.(a)                                               296,383
     3,893     Greatbatch, Inc.(a)                                                           86,035
     3,027     Houston Wire & Cable Co.                                                      41,833
     9,245     Hubbell, Inc., Class B                                                       618,121
     8,646     II-VI, Inc.(a)                                                               158,741
     4,134     Intevac, Inc.(a)                                                              30,592
       747     IntriCon Corp.(a)                                                              4,661
     4,490     IPG Photonics Corp.(a)                                                       152,076
     6,747     Itron, Inc.(a)                                                               241,340
     6,981     Kemet Corp.(a)                                                                49,216
     1,621     Landauer, Inc.                                                                83,482
     3,281     LeCroy Corp.(a)                                                               27,593
     3,924     Lightpath Technologies, Inc., Class A(a)                                       4,199
     5,330     Lime Energy Co.(a)                                                            16,949
     3,781     Littelfuse, Inc.                                                             162,507
     3,673     LSI Industries, Inc.                                                          22,038
       882     Magnetek, Inc.(a)                                                              7,594
     4,977     Maxwell Technologies, Inc.(a)                                                 80,827
     2,439     Measurement Specialties, Inc.(a)                                              68,194
     6,159     Methode Electronics, Inc.                                                     51,058
     5,294     Mettler-Toledo International, Inc.(a)                                        781,977
    18,908     Microvision, Inc.(a)                                                           6,809
     2,547     MTS Systems Corp.                                                            103,790
     1,649     Multi-Fineline Electronix, Inc.(a)                                            33,887
     5,283     Napco Security Technologies, Inc.(a)                                          13,155
    15,432     National Instruments Corp.                                                   400,460
     6,461     Newport Corp.(a)                                                              87,934
       976     NVE Corp.(a)                                                                  54,197
     4,271     Orion Energy Systems, Inc.(a)                                                 12,599
     3,290     OSI Systems, Inc.(a)                                                         160,486
     2,484     Parametric Sound Corp.(a)                                                      1,739
     3,251     Park Electrochemical Corp.                                                    83,291
     5,103     Planar Systems, Inc.(a)                                                        9,900
     6,151     Plexus Corp.(a)                                                              168,414
     1,619     Powell Industries, Inc.(a)                                                    50,642
     9,903     Power-One, Inc.(a)                                                            38,721
     5,702     Powerwave Technologies, Inc.(a)                                               11,860
     7,925     Pulse Electronics Corp.                                                       22,190
     6,297     Regal-Beloit Corp.                                                           320,958
     4,844     Research Frontiers, Inc.(a)                                                   16,373
     2,507     Richardson Electronics Ltd.                                                   30,811
     4,703     Rofin-Sinar Technologies, Inc.(a),(b)                                        107,464
     2,703     Rogers Corp.(a)                                                               99,633
     3,104     Rubicon Technology, Inc.(a)                                                   29,147
    13,294     Sanmina-SCI Corp.(a)                                                         123,767
    18,389     SatCon Technology Corp.(a),(b)                                                11,035
       400     Servotronics, Inc.                                                             3,560
     1,200     Sigmatron International, Inc.(a)                                               3,960
       182     SL Industries, Inc.(a)                                                         2,948
     9,064     Synthesis Energy Systems, Inc.(a),(b)                                         14,049
     8,726     Thomas & Betts Corp.(a)                                                      476,440
    20,314     Trimble Navigation Ltd.(a),(b)                                               881,628
     8,760     TTM Technologies, Inc.(a),(b)                                                 96,010
     2,906     Ultralife Batteries, Inc.(a)                                                  11,682
     6,574     Universal Display Corp.(a),(b)                                               241,200
     8,858     UQM Technologies, Inc.(a)                                                     12,224
    21,062     Valence Technology, Inc.(a),(b)                                               20,641
     6,689     Veeco Instruments, Inc.(a)                                                   139,131
       886     Viasystems Group, Inc.(a)                                                     14,991
     3,467     Vicor Corp.                                                                   27,597
    24,778     Vishay Intertechnology, Inc.(a)                                              222,754

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,349     Vishay Precision Group, Inc.(a)                                         $     37,537
     7,158     WESCO International, Inc.(a),(b)                                             379,446
     5,658     X-Rite, Inc.(a)                                                               26,253
     9,049     Zebra Technologies Corp., Class A(a)                                         323,773
     3,051     Zygo Corp.(a)                                                                 53,850
                                                                                       ------------
                                                                                         14,118,405
                                                                                       ------------
FINANCIAL SERVICES - 2.7%
     8,823     Advance America, Cash Advance Centers, Inc.                                   78,966
     8,505     Affiliated Managers Group, Inc.(a),(c)                                       816,055
     8,512     Ampal-American Israel Corp., Class A(a)                                        2,554
     7,432     Artio Global Investors, Inc.                                                  36,268
     3,542     Asset Acceptance Capital Corp.(a)                                             13,849
     2,576     Asta Funding, Inc.                                                            20,556
    12,499     BBCN Bancorp, Inc.(a)                                                        118,116
    11,207     BGC Partners, Inc.                                                            66,570
     3,748     Calamos Asset Management, Inc., Class A                                       46,887
     5,068     Cash America International, Inc.                                             236,321
    14,955     CBOE Holdings, Inc.                                                          386,736
     1,961     CIFC Corp.(a)                                                                 10,589
    33,468     CIT Group, Inc.(a)                                                         1,167,029
     3,685     Cohen & Steers, Inc.                                                         106,497
     3,485     CompuCredit Holdings Corp.(a)                                                 12,895
    13,757     Cowen Group, Inc., Class A(a)                                                 35,631
     1,050     Credit Acceptance Corp.(a)                                                    86,394
     7,627     DFC Global Corp.(a)                                                          137,744
       719     Diamond Hill Investments Group, Inc.                                          53,192
     4,437     Duff & Phelps Corp.                                                           64,337
    19,817     Eaton Vance Corp.                                                            468,474
     4,865     Edelman Financial Group, Inc.                                                 31,963
     2,955     Encore Capital Group, Inc.(a)                                                 62,823
     3,261     Epoch Holding Corp.                                                           72,492
     4,334     Evercore Partners, Inc., Class A                                             115,371
     7,984     Ezcorp, Inc.(a)                                                              210,538
    11,383     FBR & Co.(a)                                                                  23,335
     1,772     Federal Agricultural Mortgage Corp., Class B                                  31,931
    36,695     Fidelity National Financial, Inc.                                            584,551
     6,818     Financial Engines, Inc.(a),(b)                                               152,246
     5,129     First Cash Financial Services, Inc.(a)                                       179,977
    15,001     The First Marblehead Corp.(a)                                                 17,551
     1,836     FXCM, Inc.                                                                    17,901
       700     GAMCO Investors, Inc., Class A                                                30,443
    11,040     GFI Group, Inc.                                                               45,485
    15,007     Gleacher & Co., Inc.(a)                                                       25,212
     3,278     Green Dot Corp., Class A(a)                                                  102,339
     5,003     Greenhill & Co., Inc.                                                        181,959
     1,369     Imperial Holdings, Inc.(a)                                                     2,574
     2,236     Institutional Financial Market, Inc.                                           3,153
     6,131     Interactive Brokers Group, Inc., Class A                                      91,597
     2,688     International FCStone, Inc.(a)                                                63,356
     2,075     Intersections, Inc.                                                           23,012
     7,032     Investment Technology Group, Inc.(a)                                          76,016
    30,815     Janus Capital Group, Inc.                                                    194,443
    23,658     Jefferies Group, Inc.(b)                                                     325,298
     3,972     JMP Group, Inc.                                                               28,400
     5,483     KBW, Inc.                                                                     83,232
    16,651     Knight Capital Group, Inc., Class A(a),(b)                                   196,815

================================================================================

42  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    24,841     Ladenburg Thalmann Financial Services, Inc.(a)                          $     61,606
     6,673     LPL Investment Holdings, Inc.(a)                                             203,793
     5,027     MarketAxess Holdings, Inc.                                                   151,363
     1,719     Marlin Business Services, Inc.                                                21,831
     3,915     Medallion Financial Corp.                                                     44,553
    31,150     MGIC Investment Corp.(a)                                                     116,190
     3,564     MicroFinancial, Inc.                                                          20,600
     1,993     MoneyGram International, Inc.(a)                                              35,376
    19,966     MSCI, Inc.(a)                                                                657,480
     7,512     National Financial Partners Corp.(a)                                         101,562
     4,511     Nelnet, Inc., Class A                                                        110,384
     5,004     Netspend Holdings, Inc.(a)                                                    40,582
     6,154     NewStar Financial, Inc.(a)                                                    62,586
    15,251     Ocwen Financial Corp.(a)                                                     220,835
       863     Oppenheimer Holdings, Inc.                                                    13,894
     3,976     Penson Worldwide, Inc.(a),(b)                                                  4,612
     4,118     Pico Holdings, Inc.(a)                                                        84,748
     3,211     Piper Jaffray Cos.(a)                                                         64,862
     2,975     Portfolio Recovery Associates, Inc.(a),(b)                                   200,872
     5,022     Primus Guaranty Ltd.                                                          24,608
     2,700     Pzena Investment Management, Inc., Class A                                    11,691
    22,710     Radian Group, Inc.                                                            53,141
    16,690     Raymond James Financial, Inc.                                                516,722
     4,404     Resource America, Inc., Class A                                               20,963
     4,074     Safeguard Scientifics, Inc.(a),(b)                                            64,328
    25,243     SEI Investments Co.                                                          437,966
     3,032     Stewart Information Services Corp.                                            35,020
     9,081     Stifel Financial Corp.(a)                                                    291,046
     5,423     SWS Group, Inc.(b)                                                            37,256
    38,094     TD Ameritrade Holding Corp.                                                  596,171
     2,350     Tree.com, Inc.(a)                                                             13,137
     3,375     U.S. Global Investors, Inc.                                                   20,351
     1,254     Virtus Investment Partners, Inc.(a)                                           95,317
    14,461     Waddell & Reed Financial, Inc., Class A                                      358,199
       845     Walker & Dunlop, Inc.(a)                                                      10,613
     1,529     Westwood Holdings Group, Inc.                                                 55,885
     6,269     WisdomTree Investments, Inc.(a)                                               37,927
     2,794     World Acceptance Corp.(a)                                                    205,359
                                                                                       ------------
                                                                                         12,043,102
                                                                                       ------------
FIXED LINE TELECOMMUNICATIONS - 0.7%
    12,255     8x8, Inc.(a)                                                                  38,848
     3,714     AboveNet, Inc.(a)                                                            241,447
     8,219     Alaska Communications Systems Group, Inc.(b)                                  24,739
     5,389     Cbeyond Communications, Inc.(a)                                               43,166
    35,733     Cincinnati Bell, Inc.(a)                                                     108,271
     4,442     Consolidated Communications Holdings, Inc.                                    84,620
     4,314     Fairpoint Communications, Inc.(a)                                             18,680
     6,328     General Communication, Inc., Class A(a)                                       61,951
     1,191     Hawaiian Telcom HoldCo, Inc.(a)                                               18,342
     2,992     HickoryTech Corp.                                                             33,151
     2,815     IDT Corp., Class B                                                            26,405
     5,709     inContact, Inc.(a)                                                            25,291
    23,976     Level 3 Communications, Inc.(a)                                              407,352

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                                                   SCHEDULE OF INVESTMENTS |  43

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,536     Lumos Networks Corp.                                                    $     38,902
       300     NET2000 Communications, Inc.(a)                                                    -
     1,543     Primus Telecommunications Group, Inc.(a)                                      19,535
     2,560     SureWest Communications                                                       30,797
    25,336     TW Telecom, Inc.(a)                                                          491,012
    51,577     Virgin Media, Inc.                                                         1,102,716
    23,296     Vonage Holdings Corp.(a)                                                      57,075
     1,500     Warwick Valley Telephone Co.                                                  19,785
                                                                                       ------------
                                                                                          2,892,085
                                                                                       ------------
FOOD & DRUG RETAILERS - 0.7%
       565     Arden Group, Inc., Class A                                                    50,856
     6,608     Casey's General Stores, Inc.                                                 340,378
       722     The Chefs' Warehouse, Inc.(a)                                                 12,895
     1,857     Core-Mark Holdings Co., Inc.                                                  73,537
       500     Dairy Mart Convenience Stores, Inc.(a)                                             -
     5,096     The Fresh Market, Inc.(a)                                                    203,330
     9,402     GNC Holdings, Inc.(a)                                                        272,188
     2,366     Ingles Markets, Inc., Class A                                                 35,632
     1,850     Nash Finch Co.                                                                54,168
    19,029     Omnicare, Inc.                                                               655,549
     4,289     The Pantry, Inc.(a)                                                           51,339
     3,898     PetMed Express, Inc.                                                          40,461
   103,966     Rite Aid Corp.(a)                                                            130,997
     7,246     Ruddick Corp.                                                                308,970
     3,779     Spartan Stores, Inc.                                                          69,912
     7,568     United Natural Foods, Inc.(a),(b)                                            302,796
     1,218     Village Super Market, Inc., Class A                                           34,652
     4,290     Vitamin Shoppe, Inc.(a)                                                      171,085
     2,365     Weis Markets, Inc.                                                            94,458
     9,428     Winn-Dixie Stores, Inc.(a)                                                    88,435
                                                                                       ------------
                                                                                          2,991,638
                                                                                       ------------
FOOD PRODUCERS - 2.1%
     1,024     Alico, Inc.                                                                   19,835
     2,972     The Andersons, Inc.                                                          129,757
     8,166     B&G Foods, Inc., Class A                                                     196,556
       768     Bridgford Foods Corp.(a)                                                       7,496
    24,363     Bunge Ltd.                                                                 1,393,564
       336     Cagles, Inc., Class A(a)                                                           -
     2,322     Cal-Maine Foods, Inc.                                                         84,916
     2,424     Calavo Growers, Inc.                                                          62,248
     7,131     Chiquita Brands International, Inc.(a)                                        59,473
       166     Coffee Holding Co., Inc.(b)                                                    1,301
    12,549     Corn Products International, Inc.                                            659,952
    19,697     Darling International, Inc.(a)                                               261,773
     3,772     Diamond Foods, Inc.(b)                                                       121,722
     5,716     Dole Food Co., Inc.(a)                                                        49,443
     1,222     Farmer Bros.Co.                                                                9,336
    22,788     Flowers Foods, Inc.                                                          432,516
     6,289     Fresh Del Monte Produce, Inc.                                                157,288
       941     Golden Enterprises, Inc.                                                       3,406
    20,053     Green Mountain Coffee Roasters, Inc.(a),(b)                                  899,377
       713     Griffin Land & Nurseries, Inc.                                                18,866
     6,101     Hain Celestial Group, Inc.(a)                                                223,663
     4,014     Harbinger Group, Inc.(a)                                                      16,096
    19,461     Herbalife Ltd.                                                             1,005,550
     4,100     HQ Sustainable Maritime Industries, Inc.(a)                                       68

================================================================================

44  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,250     Imperial Sugar Co., New Shares                                          $      8,032
     2,374     J&J Snack Foods Corp.                                                        126,487
     1,610     John B. Sanfilippo & Son, Inc.(a)                                             12,139
     3,258     Lancaster Colony Corp.                                                       225,910
     2,124     Lifeway Foods, Inc.(a)                                                        20,475
       792     Limoneira Co.                                                                 13,393
     3,100     Mannatech, Inc.(a)                                                             1,271
     2,746     Medifast, Inc.(a)                                                             37,675
     2,435     MGP Ingredients, Inc.                                                         12,272
     2,065     Natures Sunshine Prods, Inc.(a)                                               32,049
     1,862     Nutraceutical International Corp.(a)                                          21,078
     4,464     NutriSystem, Inc.                                                             57,720
     3,801     Omega Protein Corp.(a)                                                        27,101
     2,166     Overhill Farms, Inc.(a)                                                        8,036
     7,210     Pilgrims Pride Corp.(a)                                                       41,530
     9,057     Ralcorp Holdings, Inc.(a)                                                    774,373
     1,819     Reliv International, Inc.                                                      2,365
     2,103     Rocky Mountain Chocolate Factory, Inc.                                        17,960
     3,361     Sanderson Farms, Inc.                                                        168,487
     2,416     Schiff Nutrition International, Inc.(a)                                       25,851
        57     Seaboard Corp.(a)                                                            116,052
     2,000     Seneca Foods Corp.(a)                                                         51,640
    11,700     Smart Balance, Inc.(a)                                                        62,712
    25,320     Smithfield Foods, Inc.(a)                                                    614,770
    10,390     Snyders-Lance, Inc.                                                          233,775
     4,717     Tootsie Roll Industries, Inc.                                                111,651
     5,975     TreeHouse Foods, Inc.(a)                                                     390,645
     1,422     USANA Health Sciences, Inc.(a),(b)                                            43,186
                                                                                       ------------
                                                                                          9,072,837
                                                                                       ------------
FORESTRY & PAPER - 0.4%
    11,882     AbitibiBowater, Inc.(a)                                                      172,883
    20,254     Boise, Inc.                                                                  144,209
     6,770     Buckeye Technologies, Inc.                                                   226,389
     3,926     Clearwater Paper Corp.(a)                                                    139,805
     1,921     Deltic Timber Corp.                                                          116,009
     6,842     Domtar Corp.                                                                 547,086
     7,172     Kapstone Paper and Packaging Corp.(a)                                        112,887
     2,395     Neenah Paper, Inc.                                                            53,456
     7,330     P.H. Glatfelter Co.                                                          103,500
     2,900     Verso Paper Corp.(a)                                                           2,784
     7,693     Wausau Paper Corp.                                                            63,544
                                                                                       ------------
                                                                                          1,682,552
                                                                                       ------------
GAS, WATER & MULTI-UTILITIES - 1.7%
     3,199     American States Water Co.                                                    111,645
    28,679     American Water Works Co., Inc.                                               913,713
    22,576     Aqua America, Inc.                                                           497,801
     2,292     Artesian Resources Corp., Class A                                             43,158
    14,712     Atmos Energy Corp.                                                           490,645
     8,913     Avista Corp.                                                                 229,510
     3,381     Cadiz, Inc.(a)                                                                32,559
     7,012     California Water Service Group                                               128,039
     1,886     Chesapeake Utilities Corp.                                                    81,758
     2,166     Connecticut Water Service, Inc.                                               58,764
     1,278     Delta Natural Gas Co., Inc.                                                   43,899
     2,476     Gas Natural, Inc.                                                             28,251
     2,815     Genie Energy Ltd.                                                             22,323
     3,288     The Laclede Group, Inc.                                                      133,065
     3,427     Middlesex Water Co.                                                           63,948
    12,859     National Fuel Gas Co.                                                        714,703
     6,559     New Jersey Resources Corp.                                                   322,703
     4,138     Northwest Natural Gas Co.                                                    198,334
     1,986     Pennichuck Corp.                                                              57,256
    11,353     Piedmont Natural Gas Co.                                                     385,775
    12,723     PNM Resources, Inc.                                                          231,940
    29,226     Questar Corp.                                                                580,428
     1,694     RGC Resources, Inc.                                                           30,611
     2,434     SJW Corp.                                                                     57,540

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                                                   SCHEDULE OF INVESTMENTS |  45

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,933     South Jersey Industries, Inc.                                           $    280,244
     7,130     Southwest Gas Corp.                                                          302,954
    18,575     UGI Corp.                                                                    546,105
    13,287     Vectren Corp.                                                                401,666
     7,989     WGL Holdings, Inc.                                                           353,274
                                                                                       ------------
                                                                                          7,342,611
                                                                                       ------------
GENERAL INDUSTRIALS - 1.3%
    11,181     Actuant Corp., Class A                                                       253,697
     1,107     AEP Industries, Inc.(a)                                                       31,162
    10,234     AptarGroup, Inc.                                                             533,908
    10,019     Carlisle Cos., Inc.                                                          443,842
    25,828     Crown Holdings, Inc.(a)                                                      867,304
    21,273     Graphic Packaging Holding Co.(a)                                              90,623
     6,746     Greif, Inc.                                                                  307,280
    13,330     Harsco Corp.                                                                 274,331
     5,352     Landec Corp.(a)                                                               29,543
     2,490     Multi-Color Corp.                                                             64,068
     5,432     Myers Industries, Inc.                                                        67,031
     5,026     Otter Tail Corp.                                                             110,673
    16,879     Packaging Corp. of America                                                   426,026
     3,046     Raven Industries, Inc.                                                       188,547
    11,845     Rock-Tenn Co., Class A                                                       683,457
     7,706     Silgan Holdings, Inc.                                                        297,760
    16,615     Sonoco Products Co.                                                          547,630
    17,874     Temple-Inland, Inc.                                                          566,785
     4,612     Trimas Corp.(a),(b)                                                           82,785
       551     UFP Technologies, Inc.(a)                                                      8,138
                                                                                       ------------
                                                                                          5,874,590
                                                                                       ------------
GENERAL RETAILERS - 5.1%
     4,470     1-800-FLOWERS.COM, Inc., Class A(a)                                            9,834
     9,056     99 Cents Only Stores(a)                                                      198,779
    12,106     Aaron Rents, Inc., Class A                                                   322,988
    12,989     Advance Auto Parts, Inc.                                                     904,424
    13,372     Aeropostale, Inc.(a)                                                         203,923
       980     Amerco, Inc.(a)                                                               86,632
     1,974     America's Car Mart, Inc.(a)                                                   77,341
    32,121     American Eagle Outfitters, Inc.                                              491,130
     3,136     American Public Education, Inc.(a)                                           135,726
     5,407     Ancestry.com, Inc.(a)                                                        124,145
     8,694     ANN, Inc.(a),(b)                                                             215,437
     5,724     Asbury Automotive Group, Inc.(a),(b)                                         123,409
    10,557     Ascena Retail Group, Inc.(a)                                                 313,754
    15,718     Autobytel, Inc.(a)                                                            11,003
     6,474     Barnes & Noble, Inc.(a),(b)                                                   93,744
     7,707     Beacon Roofing Supply, Inc.(a)                                               155,913
     7,052     bebe Stores, Inc.                                                             58,743
     5,995     Bidz.com, Inc.(a)                                                              2,638
     2,891     Big 5 Sporting Goods Corp.                                                    30,182
     2,534     Blue Nile, Inc.(a),(b)                                                       103,590
     1,303     Body Central Corp.(a)                                                         32,523
     2,273     The Bon-Ton Stores, Inc.                                                       7,660
     1,200     Books-A-Million, Inc.(b)                                                       2,868
     3,308     Bridgepoint Education, Inc.(a)                                                76,084
     6,984     Brown Shoe Co., Inc.                                                          62,158
     4,502     The Buckle, Inc.                                                             183,997
     2,727     Build-A-Bear Workshop, Inc.(a)                                                23,070
     7,596     Cabela's, Inc., Class A(a)                                                   193,090
     2,935     Cache, Inc.(a)                                                                18,168
     3,691     Cambium Learning Group, Inc.(a)                                               11,147
     2,478     Capella Education Co.(a)                                                      89,332
    10,707     Career Education Corp.(a)                                                     85,335
     1,465     Carriage Services, Inc.                                                        8,204
     7,605     Casual Male Retail Group, Inc.(a)                                             26,009
     4,650     The Cato Corp., Class A                                                      112,530
    18,008     Charming Shoppes, Inc.(a)                                                     88,239
     3,477     Chemed Corp.                                                                 178,057
    29,405     Chico's FAS, Inc.                                                            327,572
     4,301     The Children's Place Retail Stores, Inc.(a)                                  228,469

================================================================================

46  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,102     Christopher & Banks Corp.                                               $     14,279
     2,550     Citi Trends, Inc.(a)                                                          22,389
     8,877     Clean Energy Fuels Corp.(a),(b)                                              110,607
    10,005     Coldwater Creek, Inc.(a)                                                      11,806
    10,290     Collective Brands, Inc.(a)                                                   147,867
     1,647     Collectors Universe, Inc.                                                     23,997
     3,143     Conn's, Inc.(a)                                                               34,887
    10,397     Copart, Inc.(a),(b)                                                          497,912
    12,038     Corinthian Colleges, Inc.(a)                                                  26,122
     3,318     Cost Plus, Inc.(a)                                                            32,351
     1,298     CPI Corp.                                                                      2,349
     9,555     dELiA*s, Inc.(a)                                                               9,746
     2,488     Destination Maternity Corp.                                                   41,599
    14,649     Dick's Sporting Goods, Inc.                                                  540,255
     7,150     Dillard's, Inc., Class A                                                     320,892
    20,474     Dollar General Corp.(a)                                                      842,300
     2,902     Dreams, Inc.(a)                                                                6,239
     4,085     DSW, Inc., Class A                                                           180,598
     6,562     Education Management Corp.(a),(b)                                            183,670
     9,556     Express, Inc.(a)                                                             190,547
     8,317     The Finish Line, Inc., Class A                                               160,393
    25,460     Foot Locker, Inc.                                                            606,966
     1,093     Francesca's Holdings Corp.(a)                                                 18,909
     5,902     Fred's, Inc.                                                                  86,051
     2,881     Gaiam, Inc.(a)                                                                 9,334
     1,203     Geeknet, Inc.(a)                                                              20,511
     3,996     Genesco, Inc.(a)                                                             246,713
     5,580     Grand Canyon Education, Inc.(a)                                               89,057
     3,937     Group 1 Automotive, Inc.                                                     203,937
    10,621     Guess?, Inc.                                                                 316,718
     3,114     Haverty Furniture Cos., Inc.                                                  34,192
     3,853     hhgregg, Inc.(a),(b)                                                          55,676
     4,677     Hibbett Sports, Inc.(a),(b)                                                  211,307
    10,296     Hillenbrand, Inc.                                                            229,807
     7,643     Hot Topic, Inc.                                                               50,520
     6,737     HSN, Inc.                                                                    244,284
    15,805     ITT Corp.                                                                    305,511
     4,693     ITT Educational Services, Inc.(a),(b)                                        266,985
     4,593     Jos. A. Bank Clothiers, Inc.(a)                                              223,955
     5,414     K12, Inc.(a)                                                                  97,127
     4,336     KAR Auction Services, Inc.(a)                                                 58,536
     3,005     Kirkland's, Inc.(a)                                                           39,967
     2,189     Learning Tree International, Inc.(a)                                          15,367
     3,943     Liquidity Services, Inc.(a)                                                  145,497
     3,918     Lithia Motors, Inc., Class A                                                  85,647
     4,263     Lumber Liquidators Holdings, Inc.(a)                                          75,285
     2,304     Mac-Gray Corp.                                                                31,772
     4,223     MarineMax, Inc.(a)                                                            27,534
     4,922     Matthews International Corp., Class A                                        154,698
     8,505     The Men's Wearhouse, Inc.                                                    275,647
     4,009     Midas, Inc.(a)                                                                34,437
     5,055     Monro Muffler, Inc.                                                          196,083
     6,945     Navarre Corp.(a)                                                              10,695
     5,404     New York & Co.(a)                                                             14,375
    45,730     Office Depot, Inc.(a)                                                         98,320
    14,062     OfficeMax, Inc.(a)                                                            63,841
     3,504     OpenTable, Inc.(a)                                                           137,112
     2,350     Overstock.com, Inc.(a)                                                        18,424
    11,081     Pacific Sunwear of California, Inc.(a)                                        18,949
     1,708     PC Mall, Inc.(a)                                                              10,726
     7,354     Penske Auto Group, Inc.                                                      141,565
     8,584     The Pep Boys -Manny, Moe & Jack                                               94,424
    18,557     PetSmart, Inc.                                                               951,789
    19,638     Pier 1 Imports, Inc.(a)                                                      273,557
     3,131     PriceSmart, Inc.                                                             217,886
     6,890     The Princeton Review, Inc.(a)                                                    621
     2,359     The Providence Service Corp.(a)                                               32,460

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                                                   SCHEDULE OF INVESTMENTS |  47

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    17,173     RadioShack Corp.                                                        $    166,750
     4,557     RealNetworks, Inc.                                                            34,178
     8,788     Regis Corp.                                                                  145,441
    10,366     Rent-A-Center, Inc.                                                          383,542
    12,384     Rollins, Inc.                                                                275,172
     2,698     Rue21, Inc.(a)                                                                58,277
     5,429     Rush Enterprises, Inc., Class A(a)                                           113,575
    19,814     Saks, Inc.(a)                                                                193,187
    19,136     Sally Beauty Holdings, Inc.(a)                                               404,344
    39,098     Service Corp. International                                                  416,394
     1,636     Shoe Carnival, Inc.(a)                                                        42,045
     5,017     Shutterfly, Inc.(a)                                                          114,187
    14,119     Signet Jewelers Ltd.                                                         620,671
     5,941     Sonic Automotive, Inc.                                                        87,986
    11,150     Sotheby's, Class A                                                           318,109
     6,092     Stage Stores, Inc.                                                            84,618
     3,661     Stamps.com, Inc.(a)                                                           95,662
     3,025     Standard Parking Corp.(a)                                                     54,057
     4,502     Stein Mart, Inc.(a)                                                           30,659
    13,697     Stewart Enterprises, Inc., Class A                                            78,895
     2,069     Strayer Education, Inc.                                                      201,086
     2,259     Susser Holdings Corp.(a)                                                      51,099
     9,756     The Talbots, Inc.(a)                                                          25,951
       470     Teavana Holdings, Inc.(a),(b)                                                  8,827
     3,040     Titan Machinery, Inc.(a)                                                      66,059
    11,996     Tractor Supply Co.                                                           841,519
     2,400     Trans World Entertainment Corp.(a)                                             6,048
     7,004     Tuesday Morning Corp.(a)                                                      24,164
     8,216     Ulta Salon Cosmetics & Fragrance, Inc.(a)                                    533,383
     7,390     ValueVision Media, Inc., Class A(a)                                           13,893
    14,102     VCA Antech, Inc.(a)                                                          278,514
     5,034     Weight Watchers International, Inc.                                          276,920
     2,771     West Marine, Inc.(a)                                                          32,227
    17,721     The Wet Seal, Inc., Class A(a)                                                57,770
    15,495     Williams-Sonoma, Inc.                                                        596,557
       685     Winmark Corp.                                                                 39,298
     4,421     Zale Corp.(a)                                                                 16,844
     3,711     Zumiez, Inc.(a)                                                              103,017
                                                                                       ------------
                                                                                         22,252,351
                                                                                       ------------
HEALTH CARE EQUIPMENT & SERVICES - 5.2%
     3,908     Abaxis, Inc.(a)                                                              108,134
     5,752     Abiomed, Inc.(a)                                                             106,239
       325     Acadia Healthcare Co., Inc.(a)                                                 3,240
     6,543     Accretive Health, Inc.(a)                                                    150,358
    10,576     Accuray, Inc.(a),(b)                                                          44,736
     1,608     Addus HomeCare Corp.(a)                                                        5,741
     1,949     Air Methods Corp.(a),(b)                                                     164,593
    14,415     Alere, Inc.(a)                                                               332,842
     9,968     Align Technology, Inc.(a)                                                    236,491
     7,423     Alliance Healthcare Services, Inc.(a)                                          9,353
     1,569     Almost Family, Inc.(a)                                                        26,014
    10,028     Alphatec Holdings, Inc.(a)                                                    17,248
     4,827     Amedisys, Inc.(a)                                                             52,663
     8,261     American Caresource Holdings, Inc.(a)                                          3,313
     8,241     AMERIGROUP Corp.(a)                                                          486,878
     5,269     Amsurg Corp.(a)                                                              137,205
     2,045     Analogic Corp.                                                               117,219
     4,324     AngioDynamics, Inc.(a)                                                        64,038
     2,548     Anika Therapeutics, Inc.(a)                                                   24,970
     9,866     Antares Pharma, Inc.(a)                                                       21,705
     4,534     ArthroCare Corp.(a)                                                          143,637
     3,703     Assisted Living Concepts, Inc.                                                55,138
       842     AtriCure, Inc.(a)                                                              9,346
       317     Atrion Corp.                                                                  76,153
     3,245     Bio-Rad Laboratories, Inc., Class A(a)                                       311,650
     4,219     Bio-Reference Labs, Inc.(a)                                                   68,643

================================================================================

48  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,100     Biolase Technology, Inc.(a),(b)                                         $     15,677
     8,887     Bioscript, Inc.(a)                                                            48,523
     4,326     Bovie Medical Corp.(a)                                                         9,171
    16,676     Brookdale Senior Living, Inc.(a)                                             289,996
    14,707     Bruker BioSciences Corp.(a)                                                  182,661
     3,756     BSD Medical Corp.(a),(b)                                                       8,902
     2,441     Cantel Medical Corp.                                                          68,177
     3,158     Capital Senior Living Corp.(a)                                                25,075
     6,763     Cardica, Inc.(a)                                                              14,540
     5,550     CardioNet, Inc.(a)                                                            13,153
     1,357     Cardiovascular Systems, Inc.(a)                                               13,366
     7,197     Catalyst Health Solutions, Inc.(a)                                           374,244
     4,083     Celsion Corp.(a),(b)                                                           7,023
     8,391     Centene Corp.(a)                                                             332,200
    10,475     Cepheid, Inc.(a)                                                             360,445
     3,015     Chindex International, Inc.(a)                                                25,688
    15,507     Community Health Systems, Inc.(a)                                            270,597
     4,587     Conceptus, Inc.(a)                                                            57,980
     4,721     CONMED Corp.(a)                                                              121,188
     7,733     The Cooper Cos., Inc.                                                        545,331
     1,503     Corvel Corp.(a)                                                               77,720
     9,985     Covance, Inc.(a)                                                             456,514
     5,756     CryoLife, Inc.(a)                                                             27,629
     3,222     Cutera, Inc.(a)                                                               24,004
     4,790     Cyberonics, Inc.(a),(b)                                                      160,465
     1,948     Cynosure, Inc., Class A(a)                                                    22,908
     1,030     Daxor Corp.                                                                    9,373
     7,831     Delcath Systems, Inc.(a),(b)                                                  23,885
    11,661     DexCom, Inc.(a)                                                              108,564
       460     Dynacq Healthcare, Inc.(a),(b)                                                   501
     3,218     Echo Therapeutics, Inc.(a),(b)                                                 7,273
     5,213     Emeritus Corp.(a)                                                             91,280
     9,466     Endologix, Inc.(a),(b)                                                       108,670
     2,470     The Ensign Group, Inc.                                                        60,515
     8,886     eResearch Technology, Inc.(a)                                                 41,675
     1,399     Escalon Medical Corp.(a)                                                       1,399
     1,841     Exactech, Inc.(a)                                                             30,321
     8,219     Five Star Quality Care, Inc.(a)                                               24,657
     2,181     Fluidigm Corp.(a)                                                             28,702
     4,465     Fonar Corp.(a)                                                                 7,367
       609     GenMark Diagnostics, Inc.(a)                                                   2,509
     4,972     Gentiva Health Services, Inc.(a)                                              33,561
       100     Gliatech, Inc.(a)                                                                  -
     4,200     Haemonetics Corp.(a),(b)                                                     257,124
     5,709     Hanger Orthopedic Group, Inc.(a)                                             106,701
    10,281     Hansen Medical, Inc.(a)                                                       26,525
    27,423     HCA Holdings, Inc.(a)                                                        604,129
    41,880     Health Management Associates, Inc., Class A(a)                               308,656
    15,888     Health Net, Inc.(a)                                                          483,313
    10,046     Healthcare Services Group, Inc.                                              177,714
    15,815     HealthSouth Corp.(a)                                                         279,451
    11,134     HealthSpring, Inc.(a)                                                        607,248
     1,680     HealthStream, Inc.(a)                                                         30,996
     5,838     Healthways, Inc.(a)                                                           40,049
    15,180     Henry Schein, Inc.(a)                                                        978,047
    10,194     Hill-Rom Holdings, Inc.                                                      343,436
    13,983     HMS Holdings Corp.(a),(b)                                                    447,176
    43,395     Hologic, Inc.(a)                                                             759,846
     9,589     Hooper Holmes, Inc.(a)                                                         5,753
     2,095     ICU Medical, Inc.(a),(b)                                                      94,275
     9,517     Idexx Laboratories, Inc.(a)                                                  732,428
     7,064     Insulet Corp.(a)                                                             133,015
     3,105     Integra LifeSciences Holdings Corp.(a)                                        95,727
     5,401     Invacare Corp.                                                                82,581
     2,936     IPC The Hospitalist Co., Inc.(a)                                             134,234
     3,819     IRIS International, Inc.(a)                                                   35,708
     1,656     Kensey Nash Corp.(b)                                                          31,779

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                                                   SCHEDULE OF INVESTMENTS |  49

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     8,557     Kindred Healthcare, Inc.(a)                                             $    100,716
     4,084     LCA-Vision, Inc.(a)                                                           11,844
     2,600     LHC Group, Inc.(a)                                                            33,358
     8,526     LifePoint Hospitals, Inc.(a)                                                 316,741
    15,425     Lincare Holdings, Inc.                                                       396,577
     5,243     Magellan Health Services, Inc.(a)                                            259,371
     7,037     MAKO Surgical Corp.(a),(b)                                                   177,403
     8,949     Masimo Corp.(a)                                                              167,212
     3,087     MedCath Corp.                                                                 22,504
     2,980     Medical Action Industries, Inc.(a)                                            15,585
     8,012     Mednax, Inc.(a),(b)                                                          576,944
     2,222     Medtox Scientific, Inc.(a)                                                    31,219
     6,630     MELA Sciences, Inc.(a),(b)                                                    24,465
     6,953     Meridian Bioscience, Inc.                                                    130,995
     7,012     Merit Medical Systems, Inc.(a)                                                93,821
     8,410     Metropolitan Health Networks, Inc.(a)                                         62,823
     5,047     Molina Healthcare, Inc.(a),(b)                                               112,700
     7,401     Nanosphere, Inc.(a)                                                           10,879
     1,858     National Healthcare Corp.                                                     77,850
     5,116     Natus Medical, Inc.(a)                                                        48,244
    11,138     Navidea Biopharmaceuticals, Inc.(a)                                           29,182
     3,945     Neogen Corp.(a)                                                              120,875
       655     Neurometrix, Inc.(a)                                                             819
     6,714     NuVasive, Inc.(a)                                                             84,529
     8,446     NxStage Medical, Inc.(a)                                                     150,170
     5,964     Omnicell, Inc.(a),(b)                                                         98,525
     8,322     OraSure Technologies, Inc.(a)                                                 75,813
     3,110     Orthofix International NV(a)                                                 109,565
    10,087     Owens & Minor, Inc.                                                          280,318
     3,406     Palomar Medical Technologies, Inc.(a)                                         31,676
     9,739     Parexel International Corp.(a)                                               201,987
     5,027     PharMerica Corp.(a)                                                           76,310
     9,157     PSS World Medical, Inc.(a)                                                   221,508
     1,590     Psychemedics Corp.                                                            14,469
     5,244     Quidel Corp.(a)                                                               79,342
     7,183     RadNet, Inc.(a)                                                               15,300
    25,118     ResMed, Inc.(a)                                                              637,997
     1,898     Retractable Technologies, Inc.(a)                                              2,240
     2,877     Rochester Medical Corp.(a)                                                    23,850
     3,211     Rockwell Medical Technologies, Inc.(a)                                        27,197
    11,486     RTI Biologics, Inc.(a)                                                        50,998
     9,445     Select Medical Holdings Corp.(a)                                              80,094
     9,237     Sirona Dental Systems, Inc.(a)                                               406,797
     4,045     Skilled Healthcare Group, Inc., Class A(a)                                    22,086
     7,077     Solta Medical, Inc.(a)                                                        22,222
     2,391     SonoSite, Inc.(a)                                                            128,779
     6,480     Spectranetic Corp.(a)                                                         46,786
     2,374     SRI/Surgical Express, Inc.(a)                                                 10,089
     6,942     Staar Surgical Co.(a)                                                         72,822
     9,802     Stereotaxis, Inc.(a)                                                           8,073
     8,644     Steris Corp.                                                                 257,764
     3,968     Sun Healthcare Group, Inc.(a)                                                 15,396
     9,333     Sunrise Senior Living, Inc.(a)                                                60,478
     2,872     SurModics, Inc.(a)                                                            42,104
     6,250     Symmetry Medical, Inc.(a)                                                     49,937
     5,578     Synergetics USA, Inc.(a)                                                      41,166
     2,331     Synovis Life Technologies, Inc.(a)                                            64,872
     5,103     Team Health Holdings, Inc.(a)                                                112,623
     6,593     Teleflex, Inc.                                                               404,085

================================================================================

50  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     9,089     Theragenics Corp.(a)                                                    $     15,270
     5,823     ThermoGenesis Corp.(a)                                                         4,134
     9,578     Thoratec Corp.(a)                                                            321,438
     4,020     Trans1, Inc.(a)                                                                7,517
     1,985     Transcend Services, Inc.(a),(b)                                               47,104
     3,217     Triple-S Management Corp.(a)                                                  64,404
        26     ULURU, Inc.(a)                                                                     6
     9,303     Unilife Corp.(a)                                                              29,025
     5,721     Universal American Corp.                                                      72,714
    15,085     Universal Health Services, Inc., Class B                                     586,203
     6,008     Urologix, Inc.(a)                                                              6,489
     1,958     Uroplasty, Inc.(a)                                                             8,322
     2,309     US Physical Therapy, Inc.                                                     45,441
     1,041     Utah Medical Products, Inc.                                                   28,107
     3,521     Vanguard Health Systems, Inc.(a)                                              35,985
     3,259     Vascular Solutions, Inc.(a)                                                   36,273
     3,025     Vision-Sciences, Inc.(a)                                                       5,717
     8,846     Volcano Corp.(a)                                                             210,446
     7,016     WellCare Health Plans, Inc.(a)                                               368,340
     5,331     West Pharmaceutical Services, Inc.                                           202,311
     6,389     Wright Medical Group, Inc.(a)                                                105,418
       413     Young Innovations, Inc.                                                       12,237
     3,633     Zoll Medical Corp.(a)                                                        229,533
                                                                                       ------------
                                                                                         22,999,415
                                                                                       ------------
HOUSEHOLD GOODS & HOME CONSTRUCTION - 2.0%
     9,680     ACCO Brands Corp.(a)                                                          93,412
     6,119     American Greetings Corp., Class A                                             76,549
       522     AT Cross Co.(a)                                                                5,888
     2,349     Bassett Furniture Industries, Inc.                                            17,594
    13,685     Beazer Homes USA, Inc.(a)                                                     33,939
     8,194     Blount International, Inc.(a)                                                118,977
       951     Blyth, Inc.                                                                   54,017
     7,979     Briggs & Stratton Corp.                                                      123,595
     7,183     Brookfield Residential Properties, Inc.(a)                                    56,099
     1,227     Cavco Industries, Inc.(a)                                                     49,154
     9,441     Central Garden & Pet Co., Class A(a)                                          78,549
    23,400     Church & Dwight Co., Inc.                                                  1,070,784
     1,600     Compx International, Inc.                                                     23,568
     6,777     Comstock Homebuilding Cos., Inc., Class A(a)                                   7,048
     2,471     Dixie Group, Inc.(a)                                                           7,289
    11,508     Energizer Holdings, Inc.(a)                                                  891,640
     4,542     Ethan Allen Interiors, Inc.                                                  107,691
       913     Flexsteel Industries, Inc.                                                    12,636
     4,038     Forward Industries, Inc.(a)                                                    6,743
     6,084     Furniture Brands International, Inc.(a)                                        7,483
     9,453     Herman Miller, Inc.                                                          174,408
     5,869     HNI Corp.                                                                    153,181
     1,700     Hooker Furniture Corp.                                                        19,499
    12,699     Hovnanian Enterprises, Inc., Class A(a),(b)                                   18,414
     9,146     Interface, Inc., Class A                                                     105,545
     4,296     iRobot Corp.(a)                                                              128,236
    14,955     Jarden Corp.                                                                 446,855
    11,188     KB Home                                                                       75,183
     3,550     Kid Brands, Inc.(a)                                                           11,218
     7,819     Knoll, Inc.                                                                  116,112
       700     L.S. Starrett Co., Class A                                                     8,995
     8,656     La-Z-Boy, Inc.(a)                                                            103,006
     3,598     Libbey, Inc.(a)                                                               45,839
     1,766     Lifetime Brands, Inc.                                                         21,439
     3,574     M/I Homes, Inc.(a)                                                            34,310

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                                                   SCHEDULE OF INVESTMENTS |  51

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,060     MDC Holdings, Inc.                                                      $    106,838
     4,613     Meritage Homes Corp.(a)                                                      106,975
     3,075     Middleby Corp.(a)                                                            289,173
     9,048     Mohawk Industries, Inc.(a),(b)                                               541,523
       807     National Presto Industries, Inc.                                              75,535
       980     NVR, Inc.(a)                                                                 672,280
     1,324     Oil-Dri Corp. of America                                                      26,798
     7,468     Ryland Group, Inc.                                                           117,696
     7,334     The Scotts Miracle-Gro Co.                                                   342,424
     8,012     Sealy Corp.(a),(b)                                                            13,781
     9,297     Select Comfort Corp.(a)                                                      201,652
     1,682     Skyline Corp.                                                                  7,317
     3,773     Spectrum Brands Holdings, Inc.(a)                                            103,380
    18,731     Standard-Pacific Corp.(a)                                                     59,565
     3,642     Stanley Furniture Co., Inc.(a)                                                10,926
    13,602     Steelcase, Inc., Class A                                                     101,471
       780     Summer Infant, Inc.(a)                                                         5,491
    11,362     Tempur-Pedic International, Inc.(a),(b)                                      596,846
    24,544     Toll Brothers, Inc.(a),(b)                                                   501,188
    10,316     Tupperware Corp.                                                             577,386
     2,505     Virco Manufacturing Corp.                                                      4,033
     2,943     WD-40 Co.                                                                    118,927
                                                                                       ------------
                                                                                          8,886,100
                                                                                       ------------
INDUSTRIAL ENGINEERING - 3.3%
     6,858     Accuride Corp.(a)                                                             48,829
    16,044     AGCO Corp.(a),(c)                                                            689,411
     1,524     Alamo Group, Inc.                                                             41,041
     4,405     Albany International Corp., Class A                                          101,844
     4,561     Altra Holdings, Inc.(a)                                                       85,884
     1,609     American Railcar Industries, Inc.(a)                                          38,503
     3,130     Astec Industries, Inc.(a)                                                    100,817
    19,269     Babcock & Wilcox Co.(a)                                                      465,154
    10,745     Broadwind Energy, Inc.(a)                                                      7,307
     1,470     Cascade Corp.                                                                 69,340
     2,271     Ceco Environmental Corp.                                                      12,831
       352     Chicago Rivet & Machine Co.                                                    5,984
     2,882     CIRCOR International, Inc.                                                   101,763
     8,200     Clarcor, Inc.                                                                409,918
     4,335     Colfax Corp.(a),(b)                                                          123,461
     3,422     Columbus McKinnon Corp.(a)                                                    43,425
     4,866     Commercial Vehicle Group, Inc.(a)                                             43,989
     8,292     Crane Co.                                                                    387,319
    11,661     Donaldson Co., Inc.                                                          793,881
     2,791     Douglas Dynamics, Inc.                                                        40,804
     2,514     Dynamic Materials Corp.                                                       49,727
     1,078     The Eastern Co.                                                               21,668
     8,880     Energy Recovery, Inc.(a)                                                      22,910
     3,433     EnPro Industries, Inc.(a)                                                    113,220
    10,754     Federal Signal Corp.(a)                                                       44,629
     9,390     Flow International Corp.(a)                                                   32,865
     3,286     Franklin Electric Co., Inc.                                                  143,138
     2,082     Freightcar America, Inc.(a)                                                   43,618
     8,595     Gardner Denver, Inc.                                                         662,331
     7,612     GATX Corp.                                                                   332,340
     3,044     The Gorman-Rupp Co.                                                           82,645
     9,857     Graco, Inc.                                                                  403,053
     1,901     Graham Corp.                                                                  42,658
     4,019     Greenbrier Cos., Inc.(a)                                                      97,581
     4,894     H&E Equipment Services, Inc.(a)                                               65,677
     2,195     Hardinge, Inc.                                                                17,670
     1,308     Hurco Cos., Inc.(a)                                                           27,468
    13,539     IDEX Corp.                                                                   502,432
     4,871     John Bean Technologies Corp.                                                  74,867
     2,173     Kadant, Inc.(a)                                                               49,132
     5,144     Kaydon Corp.                                                                 156,892
    13,350     Kennametal, Inc.                                                             487,542
     1,297     Key Technology, Inc.(a)                                                       16,783
     3,076     Kimball International, Inc., Class B                                          15,595

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52  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    13,719     Lincoln Electric Holdings, Inc.                                         $    536,687
     2,150     Lindsay Manufacturing Co.                                                    118,014
     3,361     Lydall, Inc.(a)                                                               31,896
       732     Manitex International, Inc.(a)                                                 3,104
    21,768     Manitowoc Co.                                                                200,048
     3,628     Materion Corp.(a)                                                             88,088
    16,000     Meritor, Inc.(a)                                                              85,120
     3,553     Met-Pro Corp.                                                                 32,119
     1,400     MFRI, Inc.(a)                                                                  9,716
     1,115     Miller Industries, Inc.                                                       17,539
     5,269     Mine Safety Appliances Co.                                                   174,509
     6,328     Mueller Industries, Inc.                                                     243,122
       839     NACCO Industries, Inc., Class A                                               74,856
    12,049     Navistar International Corp.(a)                                              456,416
     3,108     NN, Inc.(a)                                                                   18,648
    10,175     Nordson Corp.                                                                419,006
    14,967     Oshkosh Corp.(a)                                                             319,994
    16,116     Pentair, Inc.                                                                536,502
     3,049     PMFG, Inc.(a),(b)                                                             59,486
     6,351     Robbins & Myers, Inc.                                                        308,341
     1,873     Sauer-Danfoss, Inc.(a)                                                        67,821
     6,638     Spartan Motors, Inc.                                                          31,929
     8,459     SPX Corp.                                                                    509,824
     1,974     Standex International Corp.                                                   67,452
     3,472     Sun Hydraulics, Inc.                                                          81,349
     2,382     Sypris Solutions, Inc.(a)                                                      9,457
     2,664     Tecumseh Products Co., Class A(a)                                             12,521
     2,864     Tennant Co.                                                                  111,324
    18,336     Terex Corp.(a)                                                               247,719
    12,999     Timken Co.                                                                   503,191
     4,990     Toro Co.                                                                     302,693
    13,075     Trinity Industries, Inc.                                                     393,035
     1,674     Twin Disc, Inc.                                                               60,800
    12,141     Wabash National Corp.(a)                                                      95,185
     7,916     Westinghouse Air Brake Technologies Corp.                                    553,724
     1,284     Williams Controls, Inc.                                                       14,201
     9,491     Woodward, Inc.                                                               388,467
                                                                                       ------------
                                                                                         14,301,849
                                                                                       ------------
INDUSTRIAL METALS & MINING - 0.9%
    18,244     AK Steel Holding Corp.                                                       150,695
     1,637     Ampco-Pittsburgh Corp.                                                        31,660
     7,349     Carpenter Technology Corp.                                                   378,327
    10,275     Century Aluminum Co.(a)                                                       87,440
     1,400     Cold Metal Products, Inc.(a)                                                       -
    19,494     Commercial Metals Co.                                                        269,602
     2,234     Friedman Industries, Inc.                                                     23,345
     8,085     Globe Specialty Metals, Inc.                                                 108,258
     2,093     Handy & Harman Ltd.(a)                                                        20,721
     2,169     Haynes International, Inc.                                                   118,427
     7,805     Horsehead Holding Corp.(a)                                                    70,323
     2,564     Kaiser Aluminum Corp.                                                        117,636
     1,861     Metals USA Holdings Corp.(a)                                                  20,936
     3,055     Noranda Aluminum Holding Corp.                                                25,204
     1,777     Olympic Steel, Inc.                                                           41,440
    12,345     Reliance Steel & Aluminum Co.                                                601,078
     5,205     RTI International Metals, Inc.(a)                                            120,808
    28,528     Southern Copper Corp.                                                        860,975
    36,604     Steel Dynamics, Inc.                                                         481,343
     1,552     Synalloy Corp.                                                                15,939
       759     TMS International Corp.(a)                                                     7,499
     1,483     Universal Stainless & Alloy Products, Inc.(a)                                 55,405
    13,429     Uranium Energy Corp.(a),(b)                                                   41,093
    20,307     Uranium Resources, Inc.(a),(b)                                                14,743
    20,052     USEC, Inc.(a)                                                                 22,859

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    10,046     Worthington Industries, Inc.                                            $    164,553
                                                                                       ------------
                                                                                          3,850,309
                                                                                       ------------
INDUSTRIAL TRANSPORTATION - 1.8%
    11,130     Air Lease Corp.(a)                                                           263,892
     9,768     Air Transport Services Group, Inc.(a),(b)                                     46,105
     8,029     Aircastle Ltd.                                                               102,129
     6,775     Alexander & Baldwin, Inc.                                                    276,556
     4,182     Arkansas Best Corp.                                                           80,587
     4,342     Atlas Air Worldwide Holdings, Inc.(a)                                        166,863
     3,031     Baltic Trading Ltd.                                                           14,397
     1,626     CAI International, Inc.(a)                                                    25,138
     4,093     Celadon Group, Inc.                                                           48,338
     9,001     Con-way, Inc.                                                                262,469
     1,992     Covenant Transport Group, Inc., Class A(a)                                     5,916
    12,001     DHT Holdings, Inc.                                                             8,881
    10,861     Eagle Bulk Shipping, Inc.(a),(b)                                              10,232
     1,740     Echo Global Logistics, Inc.(a)                                                28,101
     4,975     Forward Air Corp.                                                            159,449
     3,928     Frozen Food Express Industries, Inc.(a)                                        5,067
     5,201     Genco Shipping & Trading Ltd.(a)                                              35,159
    18,014     General Maritime Corp.                                                           261
     6,418     Genesee & Wyoming, Inc., Class A(a)                                          388,803
     9,196     Heartland Express, Inc.                                                      131,411
     6,374     HUB Group, Inc., Class A(a),(b)                                              206,709
     1,180     International Shipholding Corp.                                               22,054
    16,579     J.B. Hunt Transport Services, Inc.                                           747,216
    18,289     Kansas City Southern(a),(b)                                                1,243,835
     9,040     Kirby Corp.(a)                                                               595,194
     9,656     Knight Transportation, Inc.                                                  151,020
     7,985     Landstar System, Inc.                                                        382,641
     2,821     Marten Transport Ltd.                                                         50,750
     8,678     Old Dominion Freight Line, Inc.(a),(b)                                       351,719
     5,235     Overseas Shipholding Group, Inc.(b)                                           57,219
     1,102     P.A.M. Transportation Services, Inc.(a)                                       10,469
     5,850     Pacer International, Inc.(a)                                                  31,298
     1,566     Patriot Transportation Holding, Inc.(a)                                       33,982
     9,249     PHH Corp.(a)                                                                  98,964
     3,354     Quality Distribution, Inc.(a)                                                 37,733
     3,619     Railamerica, Inc.(a)                                                          53,887
       554     Rand Logistics, Inc.(a)                                                        3,607
       971     Roadrunner Transportation Systems, Inc.(a)                                    13,720
     2,809     Saia, Inc.(a)                                                                 35,056
     6,929     Ship Finance International Ltd.                                               64,717
     7,277     SMF Energy Corp.(b)                                                           20,812
    12,304     Swift Transportation Co.(a)                                                  101,385
     3,895     TAL International Group, Inc.                                                112,137
     6,878     Teekay Corp.                                                                 183,849
     3,091     Textainer Group Holdings Ltd.                                                 90,010
     1,309     Universal Truckload Services, Inc.                                            23,758
     1,752     USA Truck, Inc.(a)                                                            13,543
    16,769     UTI Worldwide, Inc.                                                          222,860
     8,354     Werner Enterprises, Inc.                                                     201,331
     2,596     Wesco Aircraft Holdings, Inc.(a)                                              36,318
     1,386     Willis Lease Finance Corp.(a)                                                 16,493
    11,647     World Fuel Services Corp.                                                    488,941
       689     XPO Logistics, Inc.(a)                                                         8,509
        29     YRC Worldwide, Inc.(a)                                                           289
                                                                                       ------------
                                                                                          7,771,779
                                                                                       ------------

================================================================================

54  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD               INDUSTRY/ISSUE                                                             VALUE
---------------------------------------------------------------------------------------------------
LEISURE GOODS - 0.7%
    69,480     Activision Blizzard, Inc.                                               $    855,994
     2,153     Arctic Cat, Inc.(a)                                                           48,550
     1,140     Black Diamond, Inc.(a)                                                         8,516
    14,663     Brunswick Corp.                                                              264,814
     9,798     Callaway Golf Co.                                                             54,183
     3,437     Drew Industries, Inc.(a)                                                      84,310
     2,914     DTS, Inc.(a)                                                                  79,377
    45,291     Eastman Kodak Co.(a)                                                          29,416
     4,864     Emerson Radio Corp.(a)                                                         7,734
     1,740     Escalade, Inc.                                                                 7,726
     7,922     Glu Mobile, Inc.(a),(b)                                                       24,875
     4,558     Jakks Pacific, Inc.                                                           64,313
     1,133     Koss Corp.                                                                     5,722
     6,867     Leapfrog Enterprises, Inc.(a)                                                 38,386
     6,409     Majesco Entertainment Co.(a),(b)                                              15,638
     3,440     Marine Products Corp.(a)                                                      17,062
       433     Meade Instruments Corp.(a)                                                     1,364
     5,484     Nautilus, Inc.(a)                                                              9,597
    10,520     Polaris Industries, Inc.                                                     588,910
     7,938     Pool Corp.                                                                   238,934
     6,028     RealD, Inc.(a)                                                                47,862
       692     Skullcandy, Inc.(a),(b)                                                        8,664
     1,417     Steinway Musical Instruments, Inc.(a)                                         35,482
    14,284     Take-Two Interactive Software, Inc.(a)                                       193,548
     7,429     Thor Industries, Inc.                                                        203,777
    12,179     THQ, Inc.(a)                                                                   9,256
    19,932     TiVo, Inc.(a),(b)                                                            178,790
     2,453     Universal Electronics, Inc.(a),(b)                                            41,382
     5,405     Winnebago Industries, Inc.(a)                                                 39,889
                                                                                       ------------
                                                                                          3,204,071
                                                                                       ------------
LIFE INSURANCE - 0.5%
    10,037     American Equity Investment Life Holding Co.                                  104,385
       313     American Independence Corp.(a)                                                 1,265
     3,618     Amerisafe, Inc.(a)                                                            84,118
     1,107     Atlantic American Corp.                                                        2,181
     8,709     Citizens, Inc.(a)                                                             84,390
    37,059     CNO Financial Group, Inc.(a)                                                 233,842
     7,725     Delphi Financial Group, Inc., Class A                                        342,217
     4,611     eHealth, Inc.(a)                                                              67,782
     5,500     Employers Holdings, Inc.                                                      99,495
     2,365     FBL Financial Group, Inc., Class A                                            80,457
     2,282     Independence Holding Co.                                                      18,553
       810     Kansas City Life Insurance Co.                                                26,584
       360     National Western Life Insurance Co., Class A                                  49,018
    18,818     The Phoenix Cos., Inc.(a)                                                     31,614
     3,772     Presidential Life Corp.                                                       37,682
     6,459     Primerica, Inc.                                                              150,107
    13,836     Protective Life Corp.                                                        312,140
     7,305     Stancorp Financial Group, Inc.                                               268,459
    12,583     Symetra Financial Corp.                                                      114,128
                                                                                       ------------
                                                                                          2,108,417
                                                                                       ------------
MEDIA - 3.2%
    13,293     Acxiom Corp.(a)                                                              162,308
     3,929     AH Belo Corp.                                                                 18,663
     9,706     AMC Networks, Inc.(a)                                                        364,751
     4,585     Arbitron, Inc.                                                               157,770
     2,461     Ascent Capital Group, Inc., Class A(a)                                       124,822
     5,047     Avid Technology, Inc.(a)                                                      43,051
     1,606     Bankrate, Inc.(a)                                                             34,529
     1,665     Beasley Broadcasting Group, Inc., Class A(a)                                   5,261
    15,167     Belo Corp., Class A                                                           95,552
     6,263     Charter Communications, Inc.(a)                                              356,615

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                                                   SCHEDULE OF INVESTMENTS |  55

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,462     Clear Channel Outdoor Holdings, Inc., Class A(a)                        $     81,098
     4,939     ComScore, Inc.(a)                                                            104,707
     5,209     Constant Contact, Inc.(a)                                                    120,901
     1,957     Courier Corp.                                                                 22,956
     6,880     Crown Media Holdings, Inc., Class A(a),(b)                                     8,325
     1,288     CSS Industries, Inc.                                                          25,657
        50     CTN Media Group, Inc.(a)                                                           -
     5,564     Cumulus Media, Inc., Class A(a)                                               18,584
     3,170     Demand Media, Inc.(a)                                                         21,080
     9,884     Dex One Corp.(a)                                                              16,407
     4,213     Digital Generation, Inc.(a)                                                   50,219
    34,226     DISH Network Corp., Class A                                                  974,756
     8,502     Dolby Laboratories, Inc., Class A(a)                                         259,396
    10,611     DreamWorks Animation SKG, Inc., Class A(a)                                   176,090
     9,367     Emmis Communications Corp., Class A(a)                                         6,181
     4,015     Entercom Communications Corp.(a)                                              24,692
     9,194     Entravision Communications Corp., Class A                                     14,343
     1,551     ePocrates, Inc.(a)                                                            12,098
     5,331     EW Scripps Co.(a)                                                             42,701
     7,072     Factset Research Systems, Inc.                                               617,244
     1,058     Fisher Communications, Inc.(a)                                                30,502
     8,898     Gray Television, Inc.(a)                                                      14,415
     5,236     Groupon, Inc.(a),(b)                                                         108,019
     6,206     Harte-Hanks, Inc.                                                             56,413
    10,217     Hollywood Media Corp.(a)                                                      12,976
     7,835     IHS, Inc., Class A(a)                                                        675,064
     8,725     John Wiley & Sons, Inc., Class A                                             387,390
     6,294     Journal Communications, Inc., Class A(a)                                      27,694
     5,986     Knology, Inc.(a)                                                              85,001
     9,712     Lamar Advertising Co., Class A(a)                                            267,080
    41,814     Liberty Global, Inc.(a)                                                    1,715,628
     3,122     Liberty Global, Inc., Series C(a)                                            123,381
    19,665     Liberty Media Corp. - Liberty Capital(a)                                   1,534,853
    99,350     Liberty Media Holding Corp. - Interactive(a)                               1,610,960
     5,811     Lin TV Corp., Class A(a)                                                      24,581
     4,961     Local.com Corp.(a)                                                            10,617
     5,181     LodgeNet Interactive Corp.(a),(b)                                             12,383
     4,311     Marchex, Inc., Class B                                                        26,944
     4,976     Martha Stewart Living Omnimedia, Inc., Class A                                21,894
     9,167     McClatchy Co., Class A(a)                                                     21,909
     2,100     Media General, Inc., Class A(a),(b)                                            8,547
     5,701     Meredith Corp.                                                               186,138
     4,433     Morningstar, Inc.                                                            263,542
     9,733     National CineMedia, Inc.                                                     120,689
     7,727     New Frontier Media, Inc.(a)                                                    8,036
    21,245     The New York Times Co., Class A(a),(b)                                       164,224
     2,263     Nexstar Broadcasting Group, Inc., Class A(a)                                  17,742
    11,822     Nielsen Holdings NV(a)                                                       350,995
     3,161     Outdoor Channel Holdings, Inc.                                                23,581
     1,099     Pandora Media, Inc.(a)                                                        11,001
     2,407     PDI, Inc.(a)                                                                  15,525
     1,979     QuinStreet, Inc.(a)                                                           18,523
     7,441     Radio One, Inc., Class D(a)                                                    7,441
       740     Saga Communications, Inc.(a)                                                  27,661

================================================================================

56  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,051     Salem Communications Corp., Class A(a)                                  $      7,841
     2,275     Schawk, Inc.                                                                  25,503
     3,351     Scholastic Corp.                                                             100,429
     8,185     Sinclair Broadcast Group, Inc., Class A                                       92,736
   649,804     Sirius XM Radio, Inc.(a)                                                   1,182,643
       654     Spanish Broadcasting System, Inc.(a)                                           1,962
     1,400     SPAR Group, Inc.(a)                                                            1,414
     3,079     SuperMedia, Inc.(a),(b)                                                        8,129
     4,647     TechTarget, Inc.(a)                                                           27,138
     8,873     TheStreet.com, Inc.                                                           14,907
     8,299     Valassis Communications, Inc.(a)                                             159,590
     1,212     Value Line, Inc.                                                              12,459
    14,109     ValueClick, Inc.(a)                                                          229,836
     3,817     Vertro, Inc.(a)                                                                3,931
    10,072     WebMD Health Corp., Class A(a)                                               378,204
    10,094     WebMediaBrands, Inc.(a)                                                        4,593
     6,104     XO Group, Inc.(a)                                                             50,907
                                                                                       ------------
                                                                                         14,254,328
                                                                                       ------------
MINING - 1.0%
    13,720     Allied Nevada Gold Corp.(a)                                                  415,442
     4,704     AMCOL International Corp.                                                    126,303
    36,009     Arch Coal, Inc.                                                              522,491
    10,069     Cloud Peak Energy, Inc.(a)                                                   194,533
    14,843     Coeur d'Alene Mines Corp.(a)                                                 358,310
     5,431     Compass Minerals International, Inc.                                         373,924
    13,370     General Moly, Inc.(a),(b)                                                     41,313
     3,978     Golden Minerals Co.(a)                                                        23,112
    46,679     Hecla Mining Co.                                                             244,131
     6,286     James River Coal Co.(a)                                                       43,499
    10,235     Molycorp, Inc.(a),(b)                                                        245,435
    15,341     Patriot Coal Corp.(a)                                                        129,938
     9,066     Royal Gold, Inc.                                                             611,320
     7,850     Solitario Exploration & Royalty Corp.(a)                                      11,069
    19,330     Stillwater Mining Co.(a)                                                     202,192
     1,518     SunCoke Energy, Inc.(a)                                                       17,002
    15,011     Timberline Resources Corp.(a),(b)                                              8,555
    18,762     U.S. Gold Corp.(a)                                                            63,040
    14,377     Vista Gold Corp.(a)                                                           44,137
    10,779     Walter Industries, Inc.                                                      652,776
     2,468     Westmoreland Coal Co.(a),(b)                                                  31,467
                                                                                       ------------
                                                                                          4,359,989
                                                                                       ------------
               MOBILE TELECOMMUNICATIONS - 0.9%
     1,783     Atlantic Tele-Network, Inc.                                                   69,626
    40,736     Crown Castle International Corp.(a)                                        1,824,973
    15,196     Globalstar, Inc.(a)                                                            8,206
     6,244     Iridium Communications, Inc.(a)                                               48,141
    10,672     Leap Wireless International, Inc.(a)                                          99,143
    28,359     NII Holdings, Inc.(a)                                                        604,047
     2,536     NTELOS Holdings Corp.                                                         51,684
     7,350     ORBCOMM, Inc.(a)                                                              21,976
    19,368     SBA Communications Corp., Class A(a)                                         832,049
     4,003     Shenandoah Telecom Co.                                                        41,951
    12,320     Telephone & Data Systems, Inc.                                               318,965
     2,787     Telephone & Data Systems, Inc., Special Shares                                66,358
     2,370     U.S. Cellular Corp.(a),(b)                                                   103,403
     3,680     USA Mobility, Inc.                                                            51,042
                                                                                       ------------
                                                                                          4,141,564
                                                                                       ------------
NONLIFE INSURANCE - 3.7%
     3,597     21st Century Holding Co.(a)                                                   10,647
     3,097     Affirmative Insurance Holdings, Inc.(a)                                        1,672

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                                                   SCHEDULE OF INVESTMENTS |  57

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,406     Alleghany Corp.(a)                                                      $    401,118
     6,237     Allied World Assurance Co. Holdings, AG.                                     392,494
    14,666     American Financial Group, Inc.                                               541,029
     2,131     American National Insurance Co.                                              155,627
     2,044     American Safety Insurance Holdings Ltd.(a)                                    44,457
     4,367     AmTrust Financial Services, Inc.                                             103,716
    21,647     Arch Capital Group Ltd.(a)                                                   805,918
     4,844     Argo Group International Holdings Ltd.                                       140,282
    18,447     Arthur J. Gallagher & Co.                                                    616,868
    11,150     Aspen Insurance Holdings Ltd.                                                295,475
    27,634     Assured Guaranty Ltd.                                                        363,111
    21,120     Axis Capital Holdings Ltd.                                                   674,995
     2,011     Baldwin & Lyons, Inc., Class B                                                43,840
    19,275     Brown & Brown, Inc.                                                          436,193
     4,437     CNA Financial Corp.                                                          118,690
     2,529     Donegal Group, Inc., Class A                                                  35,811
     2,363     Eastern Insurance Holdings, Inc.                                              33,673
       901     EMC Insurance Group, Inc.                                                     18,534
     6,423     Endurance Specialty Holdings Ltd.                                            245,680
     1,648     Enstar Group Ltd.(a)                                                         161,834
     4,522     Erie Indemnity Co., Class A                                                  353,440
     8,208     Everest Re Group Ltd.                                                        690,211
     1,327     First Acceptance Corp.(a)                                                      1,805
    16,551     First American Financial Corp.                                               209,701
     8,867     Flagstone Reinsurance Holdings SA                                             73,507
     2,438     Global Indemnity Plc(a)                                                       48,346
     5,417     Greenlight Capital Re Ltd.(a)                                                128,220
     7,109     The Hanover Insurance Group, Inc.                                            248,460
     1,954     Harleysville Group, Inc.                                                     110,538
    18,867     HCC Insurance Holdings, Inc.                                                 518,843
     7,901     Hilltop Holdings, Inc.(a)                                                     66,763
     6,388     Horace Mann Educators Corp.                                                   87,579
     2,071     Infinity Property & Casualty Corp.                                           117,509
     1,873     InsWeb Corp.(a)                                                               15,246
     7,029     Kemper Corp.                                                                 205,317
     2,288     Life Partners Holdings, Inc.                                                  14,780
    11,024     Maiden Holdings Ltd.                                                          96,570
     1,629     Markel Corp.(a)                                                              675,497
    26,011     MBIA, Inc.(a),(b)                                                            301,468
     8,571     Meadowbrook Insurance Group, Inc.                                             91,538
     4,307     Mercury General Corp.                                                        196,485
    10,161     Montpelier Re Holdings Ltd.(b)                                               180,358
     1,532     National Interstate Corp.                                                     37,794
       120     National Security Group, Inc.                                                  1,050
     2,514     Navigators Group, Inc.(a)                                                    119,868
    40,915     Old Republic International Corp.                                             379,282
     3,195     OneBeacon Insurance Group Ltd.                                                49,171
    11,098     PartnerRe Ltd.                                                               712,603
     5,930     Platinum Underwriters Holdings Ltd.                                          202,272
     4,870     ProAssurance Corp.                                                           388,723
    12,316     Reinsurance Group of America, Inc.                                           643,511

================================================================================

58  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     8,439     RenaissanceRe Holdings Ltd.                                             $    627,608
     2,997     RLI Corp.                                                                    218,361
     2,620     Safety Insurance Group, Inc.                                                 106,058
     4,226     SeaBright Holdings, Inc.                                                      32,329
     8,311     Selective Insurance Group, Inc.                                              147,354
     2,307     State Auto Financial Corp.                                                    31,352
     6,275     Tower Group, Inc.                                                            126,567
    10,199     Transatlantic Holdings, Inc.(a)                                              558,191
     1,121     Unico American Corp.(a)                                                       13,508
     3,667     United Fire & Casualty Co.                                                    74,000
     5,431     Universal Insurance Holdings, Inc.                                            19,443
    11,634     Validus Holdings Ltd.                                                        366,471
    20,108     W.R. Berkley Corp.                                                           691,514
     1,063     White Mountains Insurance Group, Inc.                                        482,028
                                                                                       ------------
                                                                                         16,102,903
                                                                                       ------------
OIL & GAS PRODUCERS - 3.8%
    16,717     Abraxas Petroleum Corp.(a)                                                    55,166
       524     Adams Resources & Energy, Inc.                                                15,186
     2,109     Alon USA Energy, Inc.                                                         18,369
     1,614     Apco Oil and Gas International, Inc.                                         131,896
     3,687     Approach Resources, Inc.(a)                                                  108,435
     7,658     ATP Oil & Gas Corp.(a),(b)                                                    56,363
     1,930     Barnwell Industries, Inc.(a)                                                   5,211
     8,832     Berry Petroleum Co., Class A                                                 371,121
     7,105     Bill Barrett Corp.(a)                                                        242,067
    19,145     BPZ Resources, Inc.(a),(b)                                                    54,372
     5,673     Brenham Oil+Gas Corp.(a)                                                         172
     7,165     Callon Petroleum Co.(a)                                                       35,610
     5,862     Carrizo Oil & Gas, Inc.(a)                                                   154,464
    12,679     Cheniere Energy, Inc.(a)                                                     110,180
    14,293     Cimarex Energy Co.                                                           884,737
     1,534     Clayton Williams Energy, Inc.(a)                                             116,400
    25,505     Cobalt International Energy, Inc.(a)                                         395,838
     8,039     Comstock Resources, Inc.(a)                                                  122,997
    17,245     Concho Resources, Inc.(a)                                                  1,616,719
     2,302     Contango Oil & Gas Co.(a)                                                    133,930
     9,587     Continental Resources, Inc.(a)                                               639,549
     2,342     CREDO Petroleum Corp.(a)                                                      24,123
    14,700     CVR Energy, Inc.(a)                                                          275,331
     2,745     Delek US Holdings, Inc.                                                       31,320
     2,369     Double Eagle Pete & Mining Co.(a)                                             16,299
     6,592     Endeavour International Corp.(a)                                              57,284
    11,953     Energen Corp.                                                                597,650
     4,399     Energy Partners Ltd.(a)                                                       64,225
     1,981     Evolution Petroleum Corp.(a)                                                  15,947
    28,021     EXCO Resources, Inc.                                                         292,819
    19,251     Forest Oil Corp.(a),(b)                                                      260,851
     9,319     FX Energy, Inc.(a)                                                            44,731
     5,700     Gasco Energy, Inc.(a)                                                          1,282
     8,271     Gastar Exploration Ltd.(a)                                                    26,302
     7,532     GeoMet, Inc.(a)                                                                7,005
     9,626     GeoPetro Resources Co.(a)                                                      2,168
     3,836     GeoResources, Inc.(a)                                                        112,433
    12,045     GMX Resources, Inc.(a),(b)                                                    15,056
     4,879     Goodrich Petroleum Corp.(a)                                                   66,989
     7,169     Gulfport Energy Corp.(a),(b)                                                 211,127

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

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,012     Harvest Natural Resources, Inc.(a)                                      $     44,369
    34,424     HollyFrontier Corp.                                                          805,522
     3,393     Houston American Energy Corp.(a),(b)                                          41,361
    20,582     Hyperdynamics Corp.(a),(b)                                                    50,426
        47     Isramco, Inc.(a)                                                               4,209
    40,834     Kodiak Oil & Gas Corp.(a)                                                    387,923
     8,484     Magellan Petroleum Corp.(a)                                                    8,213
    20,822     Magnum Hunter Resources Corp.(a),(b)                                         112,231
    18,040     McMoRan Exploration Co.(a)                                                   262,482
     4,588     Miller Energy Resources, Inc.(a)                                              12,801
    10,720     Northern Oil And Gas, Inc.(a)                                                257,066
    11,449     Oasis Petroleum, Inc.(a)                                                     333,051
     1,477     Panhandle Oil & Gas, Inc.                                                     48,460
     8,619     Penn Virginia Corp.                                                           45,595
     3,827     Petroleum Development Corp.(a)                                               134,366
    10,269     Petroquest Energy, Inc.(a)                                                    67,775
    23,646     Plains Exploration & Production Co.(a)                                       868,281
     1,910     PostRock Energy Corp.(a)                                                       5,367
    20,678     Quicksilver Resources, Inc.(a)                                               138,749
    13,020     Ram Energy Resources, Inc.(a)                                                 40,753
     8,002     Resolute Energy Corp.(a)                                                      86,422
     6,138     Rex Energy Corp.(a)                                                           90,597
     8,723     Rosetta Resources, Inc.(a)                                                   379,450
    64,477     SandRidge Energy, Inc.(a)                                                    526,132
    10,567     SM Energy Co.                                                                772,448
    19,154     Southern Union Co.                                                           806,575
     8,223     Stone Energy Corp.(a)                                                        216,923
     7,035     Swift Energy Co.(a)                                                          209,080
    17,342     Syntroleum Corp.(a)                                                           16,648
     5,403     Targa Resources, Inc.                                                        219,848
     5,419     Toreador Resources Corp.(a)                                                   27,908
     9,954     Tri-Valley Corp.(a),(b)                                                        1,415
    25,397     Ultra Petroleum Corp.(a)                                                     752,513
     6,450     U.S. Energy Corp. - Wyoming(a)                                                18,769
    10,091     Vaalco Energy, Inc.(a)                                                        60,950
     5,024     Venoco, Inc.(a)                                                               34,012
     6,834     Voyager Oil & Gas, Inc.(a)                                                    17,563
     6,020     W&T Offshore, Inc.                                                           127,684
    12,545     Warren Resources, Inc.(a)                                                     40,897
     9,390     Western Refining, Inc.                                                       124,793
    19,603     Whiting Petroleum Corp.(a)                                                   915,264
     6,898     Zion Oil & Gas, Inc.(a)                                                       15,245
                                                                                       ------------
                                                                                         16,521,860
                                                                                       ------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION - 2.6%
     9,483     Atwood Oceanics, Inc.(a)                                                     377,329
     4,582     Basic Energy Services, Inc.(a)                                                90,265
     2,562     Bolt Technology Corp.                                                         29,309
     5,726     Bristow Group, Inc.                                                          271,355
     1,564     C&J Energy Services, Inc.(a)                                                  32,734
    17,110     Cal Dive International, Inc.(a)                                               38,497
     3,408     CARBO Ceramics, Inc.                                                         420,309
     4,902     Chart Industries, Inc.(a)                                                    265,051
    13,070     Complete Production Services, Inc.(a)                                        438,629
     8,111     Crosstex Energy, Inc.                                                        102,523
     1,638     Dawson Geophysical Co.(a)                                                     64,750
    13,538     Dresser-Rand Group, Inc.(a)                                                  675,682

================================================================================

60  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,799     Dril-Quip, Inc.(a),(b)                                                  $    381,690
    10,935     Exterran Holdings, Inc.(a)                                                    99,508
     8,362     Flotek Industries, Inc.(a)                                                    83,285
     1,026     Forbes Energy Services Ltd.(a)                                                 6,536
     3,468     Geokinetics, Inc.(a)                                                           7,456
     2,282     Global Geophysical Services, Inc.(a)                                          15,335
     2,385     Gulf Island Fabrication, Inc.                                                 69,666
     4,557     Gulfmark Offshore, Inc., Class A(a)                                          191,440
    17,477     Helix Energy Solutions Group, Inc.(a)                                        276,137
    23,841     Hercules Offshore, Inc.(a)                                                   105,854
     5,002     Hornbeck Offshore Services, Inc.(a)                                          155,162
    19,607     ION Geophysical Corp.(a)                                                     120,191
    24,572     Key Energy Services, Inc.(a),(b)                                             380,129
    16,515     Kinder Morgan, Inc.(b)                                                       531,287
     5,099     Lufkin Industries, Inc.                                                      343,214
     5,154     Matrix Service Co.(a)                                                         48,654
    38,755     McDermott International, Inc.(a)                                             446,070
     2,329     Mitcham Industries, Inc.(a)                                                   50,865
     2,824     Natural Gas Services Group, Inc.(a)                                           40,835
    15,795     Newpark Resources, Inc.(a)                                                   150,052
    18,075     Oceaneering International, Inc.                                              833,800
    15,936     OGE Energy Corp.                                                             903,731
     8,587     Oil States International, Inc.(a)                                            655,789
       887     OYO Geospace Corp.(a)                                                         68,592
    19,944     Parker Drilling Co.(a)                                                       142,998
    25,613     Patterson-UTI Energy, Inc.                                                   511,748
     2,674     PHI, Inc.(a)                                                                  66,449
     9,445     Pioneer Drilling Co.(a)                                                       91,428
     8,496     RPC, Inc.                                                                    155,052
     3,511     SEACOR Holdings, Inc.(a)                                                     312,339
     6,603     SemGroup Corp.(a)                                                            172,074
    13,215     Superior Energy Services, Inc.(a)                                            375,835
     5,747     Tesco Corp.(a)                                                                72,642
    13,114     Tetra Technologies, Inc.(a)                                                  122,485
     1,416     TGC Industries, Inc.(a)                                                       10,110
     8,577     Tidewater, Inc.                                                              422,846
     3,250     Union Drilling, Inc.(a)                                                       20,280
     7,947     Unit Corp.(a)                                                                368,741
     6,936     Willbros Group, Inc.(a)                                                       25,455
                                                                                       ------------
                                                                                         11,642,193
                                                                                       ------------
PERSONAL GOODS - 1.5%
     4,944     American Apparel, Inc.(a),(b)                                                  3,560
     9,552     Carter's, Inc.(a)                                                            380,265
     4,480     Charles & Colvard Ltd.(a)                                                     11,514
     1,946     Cherokee, Inc.                                                                22,710
     2,373     Columbia Sportswear Co.                                                      110,463
    14,541     Crocs, Inc.(a)                                                               214,771
     2,100     Culp, Inc.(a)                                                                 17,892
     6,437     Deckers Outdoor Corp.(a)                                                     486,444
       599     Delta Apparel, Inc.(a)                                                        11,435
     4,720     Elizabeth Arden, Inc.(a)                                                     174,829
       748     Female Health Co.                                                              3,373
     8,787     Fossil, Inc.(a),(b)                                                          697,336
     2,858     G-III Apparel Group Ltd.(a)                                                   71,193
    15,901     Hanesbrands, Inc.(a)                                                         347,596
     5,895     Heelys, Inc.(a)                                                               10,906
     4,804     Helen of Troy Ltd.(a)                                                        147,483
    12,098     Iconix Brand Group, Inc.(a)                                                  197,076
     2,575     Inter Parfums, Inc.                                                           40,067
    11,900     Joe's Jeans, Inc.(a)                                                           6,081
    13,932     The Jones Group, Inc.                                                        146,983
     4,901     K-Swiss, Inc., Class A(a),(b)                                                 14,311

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                                                   SCHEDULE OF INVESTMENTS |  61

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,648     Kenneth Cole Productions, Inc., Class A(a)                              $     17,452
     1,243     Lacrosse Footwear, Inc.                                                       15,687
     1,210     Lakeland Industries, Inc.(a)                                                  11,192
    16,435     Liz Claiborne, Inc.(a)                                                       141,834
     4,030     Maidenform Brands, Inc.(a)                                                    73,749
     3,172     Movado Group, Inc.                                                            57,635
     9,417     Nu Skin Enterprises, Inc., Class A                                           457,384
     1,900     Orchids Paper Products Co.                                                    34,580
     2,448     Oxford Industries, Inc.                                                      110,454
     4,867     Parlux Fragrances, Inc.(a)                                                    24,822
     2,219     Perry Ellis International, Inc.(a)                                            31,554
     3,138     Physicians Formula Holdings, Inc.(a)                                          10,042
    10,189     PVH Corp.                                                                    718,223
    22,284     Quiksilver, Inc.(a)                                                           80,445
       345     R.G. Barry Corp.                                                               4,168
     2,276     Revlon, Inc., Class A(a)                                                      33,844
     1,562     Rocky Brands, Inc.(a)                                                         14,089
     6,257     Skechers U.S.A., Inc., Class A(a),(b)                                         75,835
     6,559     Steven Madden Ltd.(a),(b)                                                    226,285
     1,500     Superior Uniform Group, Inc.                                                  18,645
     1,401     Tandy Brands Accessories, Inc.(a)                                              1,373
     4,529     True Religion Apparel, Inc.(a)                                               156,613
     6,381     Under Armour, Inc., Class A(a)                                               458,092
     3,684     Unifi, Inc.(a)                                                                27,998
     3,529     Vera Bradley, Inc.(a)                                                        113,810
     7,356     The Warnaco Group, Inc.(a)                                                   368,094
     1,541     Weyco Group, Inc.                                                             37,831
     8,052     Wolverine World Wide, Inc.                                                   286,973
                                                                                       ------------
                                                                                          6,724,991
                                                                                       ------------

PHARMACEUTICALS & BIOTECHNOLOGY - 4.8%
    10,467     Aastrom Biosciences, Inc.(a),(b)                                              19,050
    10,082     Acadia Pharmaceuticals, Inc.(a)                                               10,889
     8,519     Achillion   Pharmaceuticals, Inc.(a)                                          64,915
     6,699     Acorda Therapeutics, Inc.(a)                                                 159,704
     3,065     Acura Pharmaceuticals, Inc.(a),(b)                                            10,697
     1,466     Aegerion Pharmaceuticals, Inc.(a)                                             24,541
     6,409     Affymax, Inc.(a)                                                              42,363
    12,115     Affymetrix, Inc.(a)                                                           49,550
     3,301     Agenus, Inc.(a)                                                                6,602
    11,931     Akorn, Inc.(a)                                                               132,673
     4,172     Albany Molecular Research, Inc.(a)                                            12,224
    30,512     Alexion Pharmaceuticals, Inc.(a),(b)                                       2,181,608
    11,241     Alexza Pharmaceuticals, Inc.(a)                                                9,330
    15,739     Alkermes Plc(a),(b)                                                          273,229
    11,265     Allos Therapeutics, Inc.(a)                                                   15,996
     6,717     Alnylam Pharmaceuticals, Inc.(a)                                              54,744
     3,744     AMAG Pharmaceuticals, Inc.(a)                                                 70,799
     4,082     Amicus Therapeutics, Inc.(a)                                                  14,042
     2,822     Ampio Pharmaceuticals, Inc.(a)                                                12,050
    21,533     Amylin Pharmaceuticals, Inc.(a)                                              245,046
     1,533     Anacor Pharmaceuticals, Inc.(a)                                                9,505
     2,390     Anthera Pharmaceuticals, Inc.(a)                                              14,675

================================================================================

62  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,364     Apricus Biosciences, Inc.(a),(b)                                        $     12,198
     4,416     ARCA Biopharma, Inc.(a),(b))                                                   4,372
     3,208     Ardea Biosciences, Inc.(a)                                                    53,926
    24,601     Arena Pharmaceuticals, Inc.(a)                                                46,004
    22,353     Ariad Pharmaceuticals, Inc.(a)                                               273,824
     7,945     Arqule, Inc.(a)                                                               44,810
    12,657     Array Biopharma, Inc.(a)                                                      27,339
       358     AspenBio Pharma, Inc.(a)                                                         347
     9,769     Astex Pharmaceuticals(a)                                                      18,463
     8,064     Auxilium Pharmaceuticals, Inc.(a)                                            160,716
    18,326     Avanir Pharmaceuticals, Inc.(a)                                               37,568
     6,325     AVEO Pharmaceuticals, Inc.(a)                                                108,790
    25,525     AVI BioPharma, Inc.(a)                                                        19,016
     6,512     BioCryst Pharmaceuticals, Inc.(a)                                             16,085
     7,671     Biodel, Inc.(a)                                                                4,761
     1,266     BioDelivery Sciences International, Inc.(a)                                    1,025
    18,606     BioMarin Pharmaceutical, Inc.(a)                                             639,674
     4,735     BioMimetic Therapeutics, Inc.(a)                                              13,495
    16,643     BioSante Pharmaceuticals, Inc.(a),(b)                                          8,356
     1,583     BioTime, Inc.(a)                                                               9,197
     8,513     Cadence Pharmaceuticals, Inc.(a)                                              33,626
    23,000     CEL-SCI Corp.(a)                                                               6,668
    31,201     Cell Therapeutics, Inc.(a)                                                    36,193
     8,675     Celldex Therapeutics, Inc.(a)                                                 22,555
    10,838     Cerus Corp.(a)                                                                30,346
     8,584     Charles River Laboratories International, Inc.(a)                            234,601
     9,603     Chelsea Therapeutics International, Inc.(a),(b)                               49,263
     3,870     Cleveland BioLabs, Inc.(a)                                                    11,068
    12,022     Columbia Laboratories, Inc.(a),(b)                                            30,055
       882     Complete Genomics, Inc.(a)                                                     2,584
     7,180     Corcept Therapeutics, Inc.(a)                                                 24,556
     9,805     Cubist Pharmaceuticals, Inc.(a)                                              388,474
     3,595     Cumberland Pharmaceuticals, Inc.(a),(b)                                       19,341
    14,752     Curis, Inc.(a)                                                                69,039
    15,213     Cytokinetics, Inc.(a)                                                         14,604
     9,085     Cytori Therapeutics, Inc.(a)                                                  19,987
    24,700     CytRx Corp.(a)                                                                 6,696
    24,494     Dendreon Corp.(a),(b)                                                        186,154
     8,679     Depomed, Inc.(a)                                                              44,957
     6,956     Discovery Laboratories, Inc.(a)                                               11,756
    15,462     Durect Corp.(a)                                                               18,245
     5,150     Dusa Pharmaceuticals, Inc.(a)                                                 22,557
    19,707     Dyax Corp.(a),(b)                                                             26,802
    20,168     Dynavax Technologies Corp.(a)                                                 66,958
     4,101     Emergent Biosolutions, Inc.(a)                                                69,061
    19,415     Endo Pharmaceuticals Holdings, Inc.(a)                                       670,400
     4,254     Endocyte, Inc.(a)                                                             15,995
     3,870     Entremed, Inc.(a)                                                              3,793
     7,833     Enzo Biochem, Inc.(a)                                                         17,546
     9,534     Enzon Pharmaceuticals, Inc.(a)                                                63,878
     8,745     Exact Sciences Corp.(a)                                                       71,009
    21,729     Exelixis, Inc.(a)                                                            102,887

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                                                   SCHEDULE OF INVESTMENTS |  63

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,177     Furiex Pharmaceuticals, Inc.(a)                                         $     36,378
     7,682     Galena Biopharma, Inc.(a),(b)                                                  3,603
     8,056     Gen-Probe, Inc.(a)                                                           476,271
     3,127     Genomic Health, Inc.(a)                                                       79,395
     3,691     GenVec, Inc.(a)                                                                8,600
    22,840     Geron Corp.(a)                                                                33,803
     5,996     GTx, Inc.(a)                                                                  20,147
    15,236     Halozyme Therapeutics, Inc.(a)                                               144,894
     5,218     Harvard Bioscience, Inc.(a)                                                   20,194
     9,683     Hemispherx Biopharma, Inc.(a)                                                  1,889
     1,805     Hi-Tech Pharmacal Co., Inc.(a)                                                70,196
    32,672     Human Genome Sciences, Inc.(a)                                               241,446
    11,434     Idenix Pharmaceuticals, Inc.(a)                                               85,126
     8,325     Idera Pharmaceuticals, Inc.(a)                                                 8,824
    20,704     Illumina, Inc.(a),(b)                                                        631,058
    12,798     ImmunoGen, Inc.(a)                                                           148,201
    13,200     Immunomedics, Inc.(a)                                                         43,956
    10,603     Impax Laboratories, Inc.(a),(b)                                              213,863
    18,971     Incyte Corp.(a),(b)                                                          284,755
     4,586     Infinity Pharmaceuticals, Inc.(a)                                             40,540
    10,229     Inhibitex, Inc.(a)                                                           111,905
    16,169     Inovio Pharmaceuticals, Inc.(a)                                                6,953
     3,350     Insmed, Inc.(a)                                                               10,217
    10,345     InterMune, Inc.(a)                                                           130,347
     8,128     Ironwood Pharmaceuticals, Inc.(a)                                             97,292
    16,174     Isis Pharmaceuticals, Inc.(a)                                                116,615
     4,778     ISTA Pharmaceuticals, Inc.(a)                                                 33,685
     3,887     Jazz Pharmaceuticals, Inc.(a)                                                150,155
     9,267     K-V Pharmaceutical Co., Class A(a)                                            12,974
    12,664     Keryx Biopharmaceuticals, Inc.(a)                                             32,040
    32,647     Lexicon Genetics, Inc.(a)                                                     42,115
     3,544     Ligand Pharmaceuticals, Inc.(a)                                               42,067
     7,227     Luminex Corp.(a),(b)                                                         153,429
    15,527     MannKind Corp.(a),(b)                                                         38,817
     3,599     MAP Pharmaceuticals, Inc.(a)                                                  47,399
       745     Marina Biotech, Inc.(a),(b)                                                      664
     5,645     Maxygen, Inc.(a)                                                              31,781
     8,929     The Medicines Co.(a)                                                         166,437
    10,403     Medicis Pharmaceutical Corp., Class A                                        345,900
     6,015     Medivation, Inc.(a)                                                          277,352
    16,130     Micromet, Inc.(a)                                                            115,975
     7,490     Momenta Pharmaceuticals, Inc.(a)                                             130,251
     7,516     Myrexis, Inc.(a)                                                              20,143
    14,189     Myriad Genetics, Inc.(a)                                                     297,118
     8,908     Nabi Biopharmaceuticals(a)                                                    16,747
    19,053     Nektar Therapeutics(a)                                                       106,602
     7,812     Neuralstem, Inc.(a)                                                            7,539
     9,949     Neurocrine Biosciences, Inc.(a)                                               84,566
    18,248     Novavax, Inc.(a)                                                              22,992
    13,803     NPS Pharmaceuticals, Inc.(a)                                                  90,962
     3,529     Obagi Medical Products, Inc.(a)                                               35,855
     1,971     OncoGenex Pharmaceutical, Inc.(a)                                             23,140
     5,626     Oncothyreon, Inc.(a)                                                          42,645
    10,378     Onyx Pharmaceuticals, Inc.(a)                                                456,113
    27,579     Opko Health, Inc.(a)                                                         135,137
     7,639     Optimer Pharmaceuticals, Inc.(a),(b)                                          93,501

================================================================================

64  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     8,488     Orexigen Therapeutics, Inc.(a)                                          $     13,666
     4,265     Osiris Therapeutics, Inc.(a)                                                  22,818
     2,431     Oxigene, Inc.(a),(b)                                                           2,407
     6,221     Pacific Biosciences of California, Inc.(a)                                    17,419
     6,577     Pain Therapeutics, Inc.(a)                                                    24,993
     9,887     Palatin Technologies, Inc.(a)                                                  3,993
     5,950     Par Pharmaceutical Cos., Inc.(a)                                             194,743
    22,851     PDL BioPharma, Inc.                                                          141,676
    15,877     Peregrine Pharmaceuticals, Inc.(a)                                            16,353
       334     Pernix Therapeutics Holdings, Inc.(a)                                          3,093
     8,982     Pharmacyclics, Inc.(a)                                                       133,113
    12,142     Pharmasset, Inc.(a)                                                        1,556,604
        23     Poniard Pharmaceuticals, Inc.(a)                                                  49
     5,574     Pozen, Inc.(a)                                                                22,017
     8,589     Prestige Brands Holdings, Inc.(a)                                             96,798
     5,943     Progenics Pharmaceuticals, Inc.(a),(b)                                        50,753
     4,237     PROLOR Biotech, Inc.(a)                                                       18,092
     9,461     Questcor Pharmaceuticals, Inc.(a)                                            393,388
     6,257     Raptor Pharmaceutical Corp.(a)                                                39,169
    11,870     Regeneron Pharmaceuticals, Inc.(a),(b)                                       657,954
     6,813     Repligen Corp.(a)                                                             23,641
     3,811     Repros Therapeutics, Inc.(a)                                                  18,369
    17,083     Rexahn Pharmaceuticals, Inc.(a),(b)                                            6,423
    11,895     Rigel Pharmaceuticals, Inc.(a)                                                93,852
     1,873     Sagent Pharmaceuticals, Inc.(a)                                               39,333
     8,753     Salix Pharmaceuticals Ltd.(a)                                                418,831
     9,484     Sangamo Biosciences, Inc.(a)                                                  26,935
    12,085     Santarus, Inc.(a)                                                             40,001
    12,204     Savient Pharmaceuticals, Inc.(a),(b)                                          27,215
     7,393     Sciclone Pharmaceuticals, Inc.(a),(b)                                         31,716
    16,661     Seattle Genetics, Inc.(a)                                                    278,489
    17,632     Sequenom, Inc.(a)                                                             78,462
     7,151     SIGA Technologies, Inc.(a)                                                    18,021
     8,130     Somaxon Pharmaceuticals, Inc.(a)                                               3,658
     9,440     Spectrum Pharmaceuticals, Inc.(a),(b)                                        138,107
     2,837     StemCells, Inc.(a),(b)                                                         2,338
     6,918     Strategic Diagnostics, Inc.(a)                                                12,729
     3,091     Sucampo Pharmaceuticals, Inc., Class A(a)                                     13,693
     1,017     Synageva BioPharma Corp.(a)                                                   27,083
     7,038     Synta Pharmaceuticals Corp.(a)                                                32,867
     4,838     Targacept, Inc.(a)                                                            26,948
     6,054     Techne Corp.                                                                 413,246
    12,066     Telik, Inc.(a)                                                                 2,051
    11,934     Theravance, Inc.(a)                                                          263,741
    10,589     Threshold Pharmaceuticals, Inc.(a)                                            12,919
     1,727     Transcept Pharmaceuticals, Inc.(a)                                            13,522
     8,477     United Therapeutics Corp.(a)                                                 400,538

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,885     Vanda Pharmaceuticals, Inc.(a)                                          $     28,013
     1,022     Ventrus Biosciences, Inc.(a)                                                   8,166
    34,451     Vertex Pharmaceuticals, Inc.(a)                                            1,144,118
    13,362     Vical, Inc.(a),(b)                                                            58,926
    12,835     ViroPharma, Inc.(a)                                                          351,551
    13,969     Vivus, Inc.(a)                                                               136,198
     6,529     Xenoport, Inc.(a)                                                             24,875
     6,991     XOMA Ltd.                                                                      8,040
     9,278     Zalicus, Inc.(a)                                                              11,226
     7,926     ZIOPHARM Oncology, Inc.(a)                                                    34,954
                                                                                       ------------
                                                                                         21,126,314
                                                                                       ------------

REAL ESTATE INVESTMENT & SERVICES - 0.5%
       900     American Realty Investors, Inc.(a)                                             1,683
     1,800     Avatar Holdings, Inc.(a)                                                      12,924
    41,918     Brookfield Properties Corp.                                                  655,597
     1,237     Consolidated-Tomoka Land Co.                                                  33,486
    20,947     Forest City Enterprises, Inc., Class A(a)                                    247,593
     6,212     Forestar Group, Inc.(a)                                                       93,988
    12,319     Grubb & Ellis Co.(a)                                                           1,577
     5,360     HFF, Inc., Class A(a)                                                         55,369
     6,253     The Howard Hughes Corp.(a)                                                   276,195
     7,118     Jones Lang LaSalle, Inc.                                                     436,049
     3,144     Kennedy-Wilson Holdings, Inc.                                                 33,263
     5,743     LoopNet, Inc.(a)                                                             104,982
     8,238     Market Leader, Inc.(a)                                                        22,654
     4,661     Maui Land & Pineapple Co., Inc.(a)                                            19,436
     7,735     Move, Inc.(a)                                                                 48,885
     2,347     Reis, Inc.(a)                                                                 21,405
    15,135     The St.Joe Co.(a),(b)                                                        221,879
       894     Stratus Properties, Inc.(a)                                                    7,045
     2,671     Tejon Ranch Co.(a)                                                            65,386
     7,082     Thomas Properties Group, Inc.                                                 23,583
       393     Transcontinental Realty Investors, Inc.(a)                                       637
     6,784     ZipRealty, Inc.(a)                                                             7,666
                                                                                       ------------
                                                                                          2,391,282
                                                                                       ------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.5%
     7,268     Acadia Realty Trust                                                          146,378
     2,200     Agree Realty Corp.                                                            53,636
       582     Alexander's, Inc.                                                            215,357
    10,188     Alexandria Real Estate Equities, Inc.                                        702,666
     4,005     American Assets Trust, Inc.                                                   82,143
    11,048     American Campus Communities, Inc.                                            463,574
    36,833     American Capital Agency Corp.                                              1,034,271
       637     American Capital Mortgage Investment Corp.                                    11,988
   164,705     Annaly Capital Management, Inc.                                            2,628,692
    21,990     Anworth Mortgage Asset Corp.                                                 138,097
     4,314     Apollo Commercial Real Estate Finance, Inc.                                   56,643
       885     Apollo Residential Mortgage, Inc.                                             13,505
     3,816     Arbor Realty Trust, Inc.(a)                                                   13,432
     1,327     Arlington Asset Investment Corp.                                              28,305
    13,788     ARMOUR Residential REIT, Inc.                                                 97,205
    11,475     Ashford Hospitality Trust, Inc.                                               91,800
     7,820     Associated Estates Realty Corp.(b)                                           124,729
    24,874     BioMed Realty Trust, Inc.                                                    449,722
    22,288     Brandywine Realty Trust                                                      211,736
    12,171     BRE Properties                                                               614,392
     3,185     BRT Realty Trust(a)                                                           20,193

================================================================================

66  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    11,645     Camden Property Trust                                                   $    724,785
     3,722     Campus Crest Communities, Inc.                                                37,443
     4,722     Capital Trust, Inc.(a)                                                        10,625
    13,118     CapLease, Inc.                                                                52,997
    13,842     Capstead Mortgage Corp.                                                      172,194
    23,217     CBL & Associates Properties, Inc.                                            364,507
     9,332     Cedar Realty Trust, Inc.                                                      40,221
     3,432     Chatham Lodging Trust                                                         36,997
     6,286     Chesapeake Lodging Trust                                                      97,182
   177,302     Chimera Investment Corp.                                                     445,028
    10,614     Cogdell Spencer, Inc.                                                         45,110
    13,726     Colonial Properties Trust                                                    286,324
     6,325     Colony Financial, Inc.                                                        99,366
    14,154     CommonWealth REIT                                                            235,523
     2,380     Coresite Realty Corp.                                                         42,412
    11,711     Corporate Office Properties Trust                                            248,976
    14,171     Cousins Properties, Inc.                                                      90,836
    10,898     CreXus Investment Corp.                                                      113,121
    17,130     CubeSmart                                                                    182,263
    15,518     CYS Investments, Inc.                                                        203,907
    40,689     DCT Industrial Trust, Inc.                                                   208,328
    37,222     DDR Corp.                                                                    452,992
    27,604     DiamondRock Hospitality Co.                                                  266,103
    17,400     Digital Realty Trust, Inc.                                                 1,160,058
    20,591     Douglas Emmett, Inc.                                                         375,580
    41,908     Duke Realty Corp.                                                            504,991
    10,463     Dupont Fabros Technology, Inc.(b)                                            253,414
     4,660     Eastgroup Properties, Inc.                                                   202,617
    13,396     Education Realty Trust, Inc.                                                 137,041
     7,789     Entertainment Properties Trust                                               340,457
     6,466     Equity Lifestyle Properties, Inc.                                            431,218
     9,039     Equity One, Inc.                                                             153,482
     5,569     Essex Property Trust, Inc.                                                   782,500
     4,036     Excel Trust, Inc.                                                             48,432
    14,813     Extra Space Storage, Inc.                                                    358,919
    10,254     Federal Realty Investment Trust                                              930,550
    22,077     FelCor Lodging Trust, Inc.(a)                                                 67,335
    13,884     First Industrial Realty Trust, Inc.(a)                                       142,033
     8,512     First Potomac Realty Trust                                                   111,082
    11,843     Franklin Street Properties Corp.                                             117,838
    64,746     General Growth Properties, Inc.                                              972,485
     4,943     Getty Realty Corp.                                                            68,955
     3,327     Gladstone Commercial Corp.                                                    58,389
    17,483     Glimcher Realty Trust                                                        160,844
     5,490     Government Properties Income Trust                                           123,799
     7,657     Gramercy Capital Corp.(a)                                                     19,143
    13,194     Hatteras Financial Corp.                                                     347,926
    12,444     Healthcare Realty Trust, Inc.                                                231,334
    25,794     Hersha Hospitality Trust                                                     125,875
    10,450     Highwoods Properties, Inc.                                                   310,051
     7,847     Home Properties, Inc.                                                        451,752
    20,767     Hospitality Properties Trust                                                 477,226
     2,717     Hudson Pacific Properties, Inc.                                               38,473
    13,530     Inland Real Estate Corp.                                                     102,963
    19,543     InvesCo. Mortgage Capital, Inc.                                              274,579

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    14,006     Investors Real Estate Trust                                             $    102,174
    15,594     iStar Financial, Inc.(a)                                                      82,492
     9,532     Kilroy Realty Corp.                                                          362,883
    10,891     Kite Realty Group Trust                                                       49,118
    13,560     LaSalle Hotel Properties                                                     328,288
    22,961     Lexington Corporate Properties Trust                                         171,978
    18,989     Liberty Property Trust                                                       586,380
     5,316     LTC Properties, Inc.(b)                                                      164,052
    21,828     The Macerich Co.                                                           1,104,497
    14,760     Mack-Cali Realty Corp.                                                       393,944
    18,735     Medical Properties Trust, Inc.                                               184,914
    60,601     MFA Financial, Inc.                                                          407,239
     5,824     Mid-America Apartment Communities, Inc.                                      364,291
     5,252     Mission West Properties, Inc.                                                 47,373
     8,028     Monmouth Real Estate Investment Corp., Class A                                73,456
     9,526     MPG Office Trust, Inc.(a)                                                     18,957
     3,949     National Health Investors, Inc.                                              173,677
    15,523     National Retail Properties, Inc.                                             409,497
     2,819     New York Mortgage Trust, Inc.                                                 20,325
    16,385     NorthStar Realty Finance Corp.                                                78,156
    17,052     Omega Healthcare Investors, Inc.(b)                                          329,956
     2,734     One Liberty Properties, Inc.                                                  45,111
     4,016     Parkway Properties, Inc.                                                      39,598
     8,848     Pebblebrook Hotel Trust                                                      169,705
     9,450     Pennsylvania Real Estate Investment Trust(b)                                  98,658
     4,147     PennyMac Mortgage Investment Trust(d)                                         68,923
    28,679     Piedmont Office Realty Trust, Inc.                                           488,690
     3,323     PMC Commercial Trust                                                          23,228
     8,367     Post Properties, Inc.                                                        365,805
     6,557     Potlatch Corp.                                                               203,988
     3,024     PS Business Parks, Inc.                                                      167,620
     6,523     RAIT Financial Trust                                                          30,984
     7,193     Ramco-Gershenson Properties Trust                                             70,707
    20,013     Rayonier, Inc.                                                               893,180
    21,886     Realty Income Corp.(b)                                                       765,135
    11,555     Redwood Trust, Inc.                                                          117,630
    14,803     Regency Centers Corp.                                                        556,889
    12,586     Resource Capital Corp.                                                        70,607
     4,760     Retail Opportunity Investments Corp.                                          56,358
    10,557     RLJ Lodging Trust                                                            177,674
     5,882     Sabra Healthcare REIT, Inc.                                                   71,113
     1,678     Saul Centers, Inc.                                                            59,435
    27,255     Senior Housing Properties Trust                                              611,602
    14,134     SL Green Realty Corp.                                                        941,890
     4,578     Sovran Self Storage, Inc.                                                    195,343
    15,553     Starwood Property Trust, Inc.                                                287,886
    24,533     Strategic Hotel Capital, Inc.(a)                                             131,742
     3,841     Sun Communities, Inc.                                                        140,312
    19,725     Sunstone Hotel Investors, Inc.(a)                                            160,759
    10,690     Supertel Hospitality, Inc.(a)                                                  6,842
    13,746     Tanger Factory Outlet Centers, Inc.                                          403,033
     9,526     Taubman Centers, Inc.                                                        591,565
     3,682     Terreno Realty Corp.                                                          55,745
    24,478     Two Harbors Investment Corp.                                                 226,177
    36,073     UDR, Inc.                                                                    905,432
     4,885     UMH Properties, Inc.                                                          45,479
     1,861     Universal Health Realty Income Trust                                          72,579

================================================================================

68  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,300     Urstadt Biddle Properties, Inc.                                         $     21,892
     3,322     Urstadt Biddle Properties, Inc., Class A                                      60,062
     4,785     Walter Investment Management Corp.                                            98,140
    10,824     Washington Real Estate Investment Trust                                      296,036
    19,860     Weingarten Realty Investors                                                  433,345
     4,508     Winthrop Realty Trust                                                         45,846
                                                                                       ------------
                                                                                         37,263,437
                                                                                       ------------

SOFTWARE & COMPUTER SERVICES - 5.5%
    10,513     Accelrys, Inc.(a)                                                             70,647
     5,725     ACI Worldwide, Inc.(a)                                                       163,964
     2,185     Acorn Energy, Inc.                                                            13,197
       956     The Active Network, Inc.(a)                                                   13,002
     8,953     Actuate Corp.(a)                                                              52,465
     5,652     Advent Software, Inc.(a)                                                     137,683
    31,058     Allscripts Healthcare Solutions, Inc.(a)                                     588,239
     5,042     American Software, Inc., Class A                                              47,647
     2,328     Analysts International Corp.(a)                                               12,990
    15,234     Ansys, Inc.(a)                                                               872,604
    18,160     AOL, Inc.(a)                                                                 274,216
    15,760     Ariba, Inc.(a)                                                               442,541
    15,873     Aspen Technology, Inc.(a)                                                    275,397
     5,933     athenahealth, Inc.(a)                                                        291,429
    12,644     Authentidate Holding Corp.(a)                                                  8,598
     7,490     Blackbaud, Inc.                                                              207,473
     5,693     Bottomline Technologies, Inc.(a)                                             131,907
     3,382     BroadSoft, Inc.(a)                                                           102,136
     3,173     BSQUARE Corp.(a)                                                              10,852
     5,033     CACI International, Inc., Class A(a)                                         281,445
    45,002     Cadence Design Systems, Inc.(a)                                              468,021
     5,953     Calix, Inc.(a)                                                                38,516
     7,175     Callidus Software, Inc.(a)                                                    46,064
    10,986     Ciber, Inc.(a)                                                                42,406
    24,777     Clearwire Corp., Class A(a)                                                   48,067
     8,632     Cogent Communications Group, Inc.(a)                                         145,795
     6,864     CommVault Systems, Inc.(a)                                                   293,230
     1,953     Computer Programs & Systems, Inc.                                             99,818
     1,077     Computer Task Group, Inc.(a)                                                  15,164
    36,493     Compuware Corp.(a)                                                           303,622
    33,980     Comverse Technology, Inc.(a)                                                 233,103
     7,877     Concur Technologies, Inc.(a)                                                 400,073
     3,629     Crexendo, Inc.                                                                10,270
     5,963     CSG Systems International, Inc.(a)                                            87,716
     1,272     Datalink Corp.(a)                                                             10,507
     6,944     DealerTrack Holdings, Inc.(a),(b)                                            189,293
     5,038     Deltek, Inc.(a)                                                               49,473
     5,861     DemandTec, Inc.(a)                                                            77,189
     1,594     Digimarc Corp.(a)                                                             38,081
     7,019     Digital River, Inc.(a)                                                       105,425
     6,078     DST Systems, Inc.                                                            276,671
     2,023     Dynamics Research Corp.(a)                                                    22,941
    19,962     EarthLink, Inc.                                                              128,555
     1,268     EasyLink Services International Corp.(a)                                       5,047
     5,636     Ebix, Inc.(b)                                                                124,556
     2,582     Envestnet, Inc.(a)                                                            30,881
     5,689     EPIQ Systems, Inc.                                                            68,382
     7,773     Equinix, Inc.(a)                                                             788,182
     2,449     Evolving Systems, Inc.(a)                                                     18,343
     6,760     Fair Isaac Corp.                                                             242,278
     7,449     FalconStor Software, Inc.(a)                                                  19,218

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                                                   SCHEDULE OF INVESTMENTS |  69

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,544     Forrester Research, Inc.(a)                                             $     86,343
    19,502     Fortinet, Inc.(a)                                                            425,339
    14,433     Gartner, Inc.(a)                                                             501,835
     5,737     GSE Systems, Inc.(a)                                                          11,187
     3,404     Guidance Software, Inc.(a)                                                    22,058
     7,974     The Hackett Group, Inc.(a)                                                    29,823
    14,879     IAC/InterActiveCorp.                                                         633,845
     7,181     ICG Group, Inc.(a)                                                            55,437
     4,553     iGate Corp.(a)                                                                71,619
     5,688     Immersion Corp.(a)                                                            29,464
    17,561     Informatica Corp.(a)                                                         648,528
     7,800     Infospace, Inc.(a)                                                            85,722
     7,929     Innodata Corp.(a)                                                             31,240
     2,664     Interactive Intelligence Group, Inc.(a),(b)                                   61,059
     9,634     Internap Network Services Corp.(a)                                            57,226
     4,255     IntraLinks Holdings, Inc.(a)                                                  26,551
     9,814     Ipass, Inc.(a)                                                                13,642
     8,317     j2 Global, Inc.                                                              234,040
     7,185     JDA Software Group, Inc.(a)                                                  232,722
     4,059     Kenexa Corp.(a)                                                              108,375
     2,889     Keynote Systems, Inc.                                                         59,340
     2,190     The KEYW Holding Corp.(a)                                                     16,206
     7,191     KIT Digital, Inc.(a)                                                          60,764
    12,353     Limelight Networks, Inc.(a)                                                   36,565
     8,720     LivePerson, Inc.(a)                                                          109,436
     3,387     LogMeIn, Inc.(a)                                                             130,569
     9,057     LookSmart Ltd.(a)                                                             11,684
    10,916     Magma Design Automation, Inc.(a)                                              78,377
     3,840     Manhattan Associates, Inc.(a)                                                155,443
       688     Mastech Holdings, Inc.(a)                                                      2,566
     8,808     MedAssets, Inc.(a)                                                            81,474
     4,383     Medidata Solutions, Inc.(a)                                                   95,330
     4,329     MedQuist Holdings, Inc.(a)                                                    41,645
    18,385     Mentor Graphics Corp.(a)                                                     249,301
    10,412     Merge Healthcare, Inc.(a)                                                     50,498
     2,243     Meru Networks, Inc.(a)                                                         9,264
     1,469     MicroStrategy, Inc., Class A(a)                                              159,122
     2,602     Mitek Systems, Inc.(a)                                                        18,865
     4,854     Monotype Imaging Holdings, Inc.(a)                                            75,674
     6,006     Motricity, Inc.(a)                                                             5,405
     4,732     Multiband Corp.(a)                                                            15,284
     1,565     NCI, Inc., Class A(a)                                                         18,232
     5,839     NetScout Systems, Inc.(a)                                                    102,766
     5,026     NetSuite, Inc.(a)                                                            203,804
    12,052     NIC, Inc.                                                                    160,412
    37,838     Nuance Communications, Inc.(a)                                               952,004
    16,576     Openwave Systems, Inc.(a)                                                     26,190
     2,566     Opnet Technologies, Inc.                                                      94,095
    19,642     Parametric Technology Corp.(a)                                               358,663
     4,095     PC-Tel, Inc.                                                                  28,010
     4,992     PDF Solutions, Inc.(a)                                                        34,794
     2,743     Pegasystems, Inc.                                                             80,644
     6,361     Perficient, Inc.(a)                                                           63,674
     8,849     Premiere Global Services, Inc.(a)                                             74,951
    11,204     Progress Software Corp.(a)                                                   216,797
     3,955     PROS Holdings, Inc.(a)                                                        58,850
       680     QAD, Inc., Class A(a)                                                          7,140
     1,349     QAD, Inc., Class B(a)                                                         13,962
    12,069     QLIK Technologies, Inc.(a)                                                   292,070
     6,210     Quality Systems, Inc.                                                        229,708
    10,495     Quest Software, Inc.(a)                                                      195,207
    18,136     Rackspace Hosting, Inc.(a)                                                   780,029

================================================================================

70  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,699     RealPage, Inc.(a)                                                       $    118,744
     4,564     RightNow Technologies, Inc.(a)                                               195,020
       826     RigNet, Inc.(a)                                                               13,827
     2,275     Rosetta Stone, Inc.(a)                                                        17,358
    18,584     Rovi Corp.(a)                                                                456,795
     9,917     S1 Corp.(a)                                                                   94,906
     6,045     Saba Software, Inc.(a)                                                        47,695
    18,207     Sapient Corp.                                                                229,408
     5,893     Scientific Learning Corp.(a)                                                  15,027
     1,726     SciQuest, Inc.(a)                                                             24,630
       570     Selectica, Inc.(a)                                                             1,750
     5,587     Smith Micro Software, Inc.(a)                                                  6,313
       114     Softbrands, Inc.                                                                   2
     9,174     SolarWinds, Inc.(a)                                                          256,413
    11,734     Solera Holdings, Inc.                                                        522,632
     4,904     Sourcefire, Inc.(a)                                                          158,792
     2,800     SRS Labs, Inc.(a)                                                             16,100
     4,438     SS&C Technologies Holdings, Inc.(a)                                           80,150
    13,731     SuccessFactors, Inc.(a)                                                      547,455
    10,175     Support.com, Inc.(a)                                                          22,894
     5,161     Synchronoss Technologies, Inc.(a)                                            155,914
    24,699     Synopsys, Inc.(a)                                                            671,813
     2,633     Syntel, Inc.                                                                 123,145
     6,878     Taleo Corp., Class A(a)                                                      266,110
       665     Tangoe, Inc.(a)                                                               10,241
     8,584     TeleCommunication Systems, Inc., Class A(a)                                   20,172
     2,224     TeleNav, Inc.(a)                                                              17,369
    27,623     TIBCO Software, Inc.(a)                                                      660,466
     5,814     Tyler Technologies, Inc.(a)                                                  175,060
     4,675     Ultimate Software Group, Inc.(a)                                             304,436
     6,630     Unisys Corp.(a)                                                              130,677
    16,119     United Online, Inc.                                                           87,687
     5,143     VASCO Data Security International, Inc.(a)                                    33,532
     3,194     Verint Systems, Inc.(a)                                                       87,963
     7,004     VirnetX Holding Corp.(a),(b)                                                 174,890
     3,029     Virtusa Corp.(a)                                                              43,860
    10,810     VMware, Inc.(a)                                                              899,284
     3,474     Vocus, Inc.(a)                                                                76,741
    16,519     Wave Systems Corp., Class A(a),(b)                                            35,846
     5,964     Web.Com Group, Inc.(a),(b)                                                    68,288
     6,304     Websense, Inc.(a)                                                            118,074
    12,496     Zix Corp.(a)                                                                  35,239
                                                                                       ------------
                                                                                         24,268,906
                                                                                       ------------

SUPPORT SERVICES - 4.2%
     3,325     A.M. Castle & Co.(a)                                                          31,454
     7,004     ABM Industries, Inc.                                                         144,422
     6,910     Acacia Research - Acacia Technologies(a)                                     252,284
     1,185     ADA-ES, Inc.(a)                                                               26,828
     2,741     The Advisory Board Co.(a)                                                    203,410
     8,624     Alliance Data Systems Corp.(a)                                               895,516
     3,213     American Dental Partners, Inc.(a)                                             60,501
     6,149     American Reprographics Co.(a)                                                 28,224
     7,106     AMN Healthcare Services, Inc.(a)                                              31,480
       500     AMREP Corp.(a)                                                                 3,280
     6,142     Applied Industrial Technologies, Inc.                                        216,014
     7,582     Barnes Group, Inc.                                                           182,802
     1,450     Barrett Business Services, Inc.                                               28,942
     2,712     Black Box Corp.                                                               76,044
     2,183     Booz Allen Hamilton Holding Corp.(a)                                          37,657
     7,567     The Brink's Co.                                                              203,401
    20,710     Broadridge Financial Solutions LLC                                           467,010
     6,658     Cardtronics, Inc.(a)                                                         180,165
     5,838     Casella Waste Systems, Inc.(a)                                                37,363

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,742     Cass Information Systems, Inc.                                          $     63,406
     7,426     CBIZ, Inc.(a)                                                                 45,373
     2,270     CDI Corp.                                                                     31,349
    11,102     Cenveo, Inc.(a)                                                               37,747
     3,410     Champion Industries, Inc.(a)                                                   2,626
     7,868     Clean Harbors, Inc.(a)                                                       501,428
     4,920     Coinstar, Inc.(a),(b)                                                        224,549
     6,188     Comfort Systems USA, Inc.                                                     66,335
     1,808     Consolidated Graphics, Inc.(a)                                                87,290
    17,853     Convergys Corp.(a)                                                           227,983
    17,775     CoreLogic, Inc.(a)                                                           229,831
     5,717     Corporate Executive Board Co.                                                217,818
    18,007     Corrections Corp. of America(a)                                              366,803
     3,860     CoStar Group, Inc.(a)                                                        257,578
     2,124     CRA International, Inc.(a)                                                    42,140
     4,940     Crawford & Co., Class B                                                       30,430
     5,581     Cross Country Healthcare, Inc.(a)                                             30,974
     8,544     Deluxe Corp.                                                                 194,461
     8,809     Dice Holdings, Inc.(a)                                                        73,027
     5,680     DigitalGlobe, Inc.(a)                                                         97,185
     5,925     Document Security Systems, Inc.(a)                                            15,109
     5,142     The Dolan Co.(a)                                                              43,810
     1,744     DXP Enterprises, Inc.(a)                                                      56,157
    15,176     EnergySolutions, Inc.(a)                                                      46,894
     5,145     ENGlobal Corp.(a)                                                             10,856
     4,246     Ennis, Inc.                                                                   56,599
     8,189     Euronet Worldwide, Inc.(a)                                                   151,333
     5,054     ExamWorks Group, Inc.(a)                                                      47,912
     3,211     ExlService Holdings, Inc.(a)                                                  71,830
     2,625     Exponent, Inc.(a)                                                            120,671
     5,315     FleetCor Technologies, Inc.(a)                                               158,759
     3,300     Franklin Covey Co.(a)                                                         27,951
       300     Frontline Capital Group(a)                                                         -
     6,984     FTI Consulting, Inc.(a)                                                      296,261
     4,103     Fuel Tech, Inc.(a)                                                            26,998
     7,089     Furmamite Corp.(a)                                                            44,732
     3,060     G&K Services, Inc., Class A                                                   89,077
    17,515     Genpact Ltd.(a)                                                              261,849
    10,725     The Geo Group, Inc.(a)                                                       179,644
     3,576     GeoEye, Inc.(a)                                                               79,459
     5,824     Global Cash Access, Inc.(a)                                                   25,917
    13,406     Global Payments, Inc.                                                        635,176
     1,933     Global Power Equipment Group, Inc.(a)                                         45,909
     3,156     GP Strategies Corp.(a)                                                        42,543
    12,240     Harris Interactive, Inc.(a)                                                    6,845
     6,517     Heartland Payment Systems, Inc.                                              158,754
     2,945     Heidrick & Struggles International, Inc.                                      63,435
       455     Heritage-Crystal Clean, Inc.(a)                                                7,535
     5,029     Higher One Holdings, Inc.(a)                                                  92,735
     5,909     Hudson Highland Group, Inc.(a)                                                28,304
     3,969     Huron Consulting Group, Inc.(a),(b)                                          153,759
     3,081     ICF International, Inc.(a)                                                    76,347
     5,536     Innerworkings, Inc.(a)                                                        51,540
     3,896     Insperity, Inc.                                                               98,764
     5,400     Interline Brands, Inc.(a)                                                     84,078
    14,340     Jack Henry & Associates, Inc.                                                481,967
     4,265     Kaman Corp., Class A                                                         116,520
     4,545     Kelly Services, Inc., Class A                                                 62,176
     6,978     Kforce, Inc.(a)                                                               86,039
     7,862     Korn/Ferry International(a)                                                  134,126
       376     Lawson Products, Inc.                                                          5,802
    14,188     Lender Processing Services, Inc.                                             213,813

================================================================================

72  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,628     Lincoln Educational Services Corp.                                      $     28,661
     2,479     LinkedIn Corp.(a)                                                            156,202
    11,307     Lionbridge Technologies, Inc.(a)                                              25,893
       780     Management Network Group, Inc.(a)                                              1,186
    13,396     Manpower, Inc.                                                               478,907
     5,809     MAXIMUS, Inc.                                                                240,202
     4,003     McGrath RentCorp                                                             116,047
     8,534     Metalico, Inc.(a)                                                             28,077
     1,409     Michael Baker Corp.(a)                                                        27,630
     3,142     Mistras Group, Inc.(a)                                                        80,090
     6,485     Mobile Mini, Inc.(a)                                                         113,163
     8,929     Moduslink Global Solutions, Inc.                                              48,217
    21,673     Monster Worldwide, Inc.(a),(b)                                               171,867
     7,199     MSC Industrial Direct Co., Class A                                           515,088
     2,121     MWI Veterinary Supply, Inc.(a)                                               140,919
     8,784     Navigant Consulting, Inc.(a)                                                 100,225
    10,500     NeuStar, Inc., Class A(a)                                                    358,785
    13,461     Odyssey Marine Exploration, Inc.(a),(b)                                       36,883
     3,682     Official Payments Holdings, Inc.(a)                                           16,053
     6,574     On Assignment, Inc.(a)                                                        73,497
     5,364     Online Resources Corp.(a)                                                     12,981
     1,500     Park-Ohio Holdings Corp.(a),(b)                                               26,760
    14,081     Perma-Fix Environmental Services, Inc.(a)                                     21,826
     3,749     PowerSecure International, Inc.(a),(b)                                        18,558
     4,479     PRGX Global, Inc.(a)                                                          26,650
     4,285     Quad/Graphics, Inc.                                                           61,447
     2,028     Rentrak Corp.(a)                                                              28,960
     7,990     Resources Connection, Inc.                                                    84,614
     1,882     RPX Corp.(a)                                                                  23,807
    10,819     RSC Holdings, Inc.(a)                                                        200,151
     4,042     Schnitzer Steel Industries, Inc., Class A                                    170,896
     2,636     School Specialty, Inc.(a)                                                      6,590
     5,619     ServiceSource International, Inc.(a)                                          88,162
     3,400     Sharps Compliance Corp.(a),(b)                                                13,974
     2,775     The Standard Register Co.                                                      6,466
     3,021     Startek, Inc.(a)                                                               5,800
     3,204     Stream Global Services, Inc.(a)                                               10,605
    17,721     Swisher Hygiene, Inc.(a)                                                      66,276
     7,227     SYKES Enterprises, Inc.(a)                                                   113,175
     3,505     Team, Inc.(a)                                                                104,274
     5,279     TeleTech Holdings, Inc.(a)                                                    85,520
    10,651     Tetra Tech, Inc.(a)                                                          229,955
     9,060     Towers Watson & Co.                                                          542,966
     7,534     TrueBlue, Inc.(a)                                                            104,572
     2,483     Unifirst Corp.                                                               140,885
    10,525     United Rentals, Inc.(a)                                                      311,014
     7,583     United Stationers, Inc.                                                      246,902
     3,697     Universal Technical Institute, Inc.(a)                                        47,248
    12,894     URS Corp.(a)                                                                 452,837
     3,712     US Ecology, Inc.                                                              69,711
    22,383     Verisk Analytics, Inc.(a)                                                    898,230
     3,486     Viad Corp.                                                                    60,935
     6,698     VistaPrint NV(a),(b)                                                         204,959
    19,215     Waste Connections, Inc.                                                      636,785
     6,423     Wright Express Corp.(a)                                                      348,640
                                                                                       ------------
                                                                                         18,623,838
                                                                                       ------------

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
     7,256     3D Systems Corp.(a)                                                          104,486
     9,854     Acme Packet, Inc.(a)                                                         304,587
    10,523     Adtran, Inc.                                                                 317,374
     7,926     Advanced Analogic Technologies, Inc.(a)                                       45,812

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

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,510     Advanced Energy Industries, Inc.(a)                                     $     69,852
     3,303     Agilysys, Inc.(a)                                                             26,259
     1,682     Alliance Fiber Optic Products, Inc.(a)                                        12,884
    18,127     Amkor Technology, Inc.(a)                                                     79,034
     1,726     Amtech Systems, Inc.(a)                                                       14,688
    11,928     Anadigics, Inc.(a)                                                            26,122
    10,875     Applied Micro Circuits Corp.(a)                                               73,080
    20,161     Arris Group, Inc.(a)                                                         218,142
    14,501     Aruba Networks, Inc.(a)                                                      268,559
    72,263     Atmel Corp.(a),(b)                                                           585,330
     5,161     ATMI, Inc.(a)                                                                103,375
     8,636     AuthenTec, Inc.(a)                                                            27,722
    10,738     Aviat Networks, Inc.(a)                                                       19,651
     5,193     Aware, Inc.(a)                                                                15,683
    18,177     Axcelis Technologies, Inc.(a)                                                 24,175
     6,038     AXT, Inc.(a)                                                                  25,178
     7,288     Blue Coat Systems, Inc.(a)                                                   185,480
    11,360     Brightpoint, Inc.(a)                                                         122,234
    77,078     Brocade Communications Systems, Inc.(a)                                      400,035
    10,929     Brooks Automation, Inc.                                                      112,241
     3,867     Cabot Microelectronics Corp.(a)                                              182,716
     6,120     CalAmp Corp.(a)                                                               26,010
     8,184     Cavium, Inc.(a),(b)                                                          232,671
     3,918     Ceva, Inc.(a)                                                                118,559
    16,142     Ciena Corp.(a)                                                               195,318
    11,224     Cirrus Logic, Inc.(a)                                                        177,900
       418     Clearfield, Inc.(a)                                                            3,181
     3,477     Cohu, Inc.                                                                    39,464
     4,366     Comtech Telecommunications Corp.                                             124,955
     2,830     Concurrent Computer Corp.(a)                                                  10,726
     6,145     Cray, Inc.(a)                                                                 39,758
    19,589     Cree, Inc.(a)                                                                431,742
       290     CVD Equipment Corp.(a)                                                         3,489
     4,651     Cymer, Inc.(a)                                                               231,434
    28,269     Cypress Semiconductor Corp.(a)                                               477,463
     6,622     Dataram Corp.(a)                                                               5,364
     3,072     Dialogic, Inc.(a),(b)                                                          3,686
    10,766     Diebold, Inc.                                                                323,734
     4,559     Digi International, Inc.(a)                                                   50,878
     5,782     Diodes, Inc.(a)                                                              123,157
     8,978     Ditech Networks, Inc.(a)                                                       8,439
    11,820     Dot Hill Systems Corp.(a)                                                     15,721
     4,262     DSP Group, Inc.(a)                                                            22,205
     6,150     Dycom Industries, Inc.(a)                                                    128,658
     6,659     EchoStar Corp. Class A(a)                                                    139,439
     8,009     Electronics for Imaging, Inc.(a)                                             114,128
    15,059     Emcore Corp.(a)                                                               12,985
    14,724     Emulex Corp.(a)                                                              101,007
    22,432     Entegris, Inc.(a)                                                            195,719
    14,268     Entropic Communications, Inc.(a)                                              72,909
     6,601     Exar Corp.(a)                                                                 42,907
    16,636     Extreme Networks, Inc.(a)                                                     48,577
    21,410     Fairchild Semiconductor International, Inc.(a)                               257,776
    10,683     FiberTower Corp.(a),(b)                                                        2,211
    14,829     Finisar Corp.(a)                                                             248,312
     8,793     Formfactor, Inc.(a)                                                           44,493
     6,525     FSI International, Inc.(a)                                                    23,882
     3,320     Fusion-IO, Inc.(a)                                                            80,344
    20,524     Garmin Ltd.                                                                  817,060
     4,132     Globecomm Systems, Inc.(a)                                                    56,526
     3,599     GSI Technology, Inc.(a)                                                       16,843
     2,177     GTSI Corp.(a)                                                                  9,143
    19,051     Harmonic, Inc.(a)                                                             96,017
     4,613     Hittite Microwave Corp.(a)                                                   227,790
     5,295     Hutchinson Technology, Inc.(a)                                                 7,943

================================================================================

74  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,969     ID Systems, Inc.(a)                                                     $     18,773
    10,686     Identive Group, Inc.(a)                                                       23,830
     8,187     iGO, Inc.(a)                                                                   6,320
     8,600     Ikanos Communications, Inc.(a)                                                 6,966
     5,372     Imation Corp.(a)                                                              30,782
    17,251     Infinera Corp.(a)                                                            108,336
     3,600     Infosonics Corp.(a)                                                            2,160
    25,241     Ingram Micro, Inc., Class A(a)                                               459,134
     3,366     Inphi Corp.(a)                                                                40,257
     7,613     Insight Enterprises, Inc.(a)                                                 116,403
    25,259     Integrated Device Technology, Inc.(a)                                        137,914
     4,472     Integrated Silicon Solutions, Inc.(a)                                         40,874
     7,531     InterDigital, Inc.                                                           328,126
     8,033     Intermec, Inc.(a)                                                             55,106
    11,564     International Rectifier Corp.(a)                                             224,573
    20,960     Intersil Corp., Class A                                                      218,822
     8,744     Ixia(a)                                                                       91,899
     4,222     IXYS Corp.(a)                                                                 45,724
    11,681     Kopin Corp.(a)                                                                45,322
    11,828     Kulicke & Soffa Industries, Inc.(a)                                          109,409
     2,793     KVH Industries, Inc.(a)                                                       21,730
    20,639     Lam Research Corp.(a),(b)                                                    764,056
     3,162     Lantronix, Inc.(a)                                                             8,031
    19,699     Lattice Semiconductor Corp.(a)                                               117,012
     1,929     Loral Space & Communications Ltd.(a)                                         125,154
     6,254     LRAD Corp.(a)                                                                  9,318
     8,341     LTX-Credence Corp.(a)                                                         44,624
    86,086     Marvell Technology Group Ltd.(a)                                           1,192,291
    11,237     Mattson Technology, Inc.(a)                                                   15,507
    49,385     Maxim Integrated Products, Inc.                                            1,285,985
     3,075     MaxLinear, Inc., Class A(a)                                                   14,606
    38,442     MEMC Electronic Materials, Inc.(a)                                           151,462
     4,991     Mercury Computer Systems, Inc.(a)                                             66,330
     8,177     Micrel, Inc.                                                                  82,669
    13,428     Micros Systems, Inc.(a)                                                      625,476
    14,211     Microsemi Corp.(a)                                                           238,034
     5,964     Mindspeed Technologies, Inc.(a)                                               27,315
     9,304     MIPS Technologies, Inc.(a)                                                    41,496
     8,474     MKS Instruments, Inc.                                                        235,747
     5,887     Monolithic Power Systems, Inc.(a)                                             88,717
     6,968     MoSys, Inc.(a)                                                                29,266
     3,600     Nanometrics, Inc.(a)                                                          66,312
    26,344     NCR Corp.(a)                                                                 433,622
     1,562     NeoPhotonics Corp.(a)                                                          7,154
     6,176     NETGEAR, Inc.(a)                                                             207,328
     6,978     NetList, Inc.(a)                                                              17,515
    11,504     Netlogic Microsystems, Inc.(a)                                               570,253
     7,500     Network Engines, Inc.(a)                                                       7,216
     7,661     Network Equipment Technologies, Inc.(a)                                        8,887
     6,304     Neutral Tandem, Inc.(a)                                                       67,390
     5,930     Novatel Wireless, Inc.(a)                                                     18,561
     8,657     Oclaro, Inc.(a)                                                               24,413
     7,285     OCZ Technology Group, Inc.(a),(b)                                             48,154
    10,285     Omnivision Technologies, Inc.(a),(b)                                         125,837
    74,470     ON Semiconductor Corp.(a)                                                    574,908
     3,465     Oplink Communications, Inc.(a)                                                57,069
     9,071     OpNext, Inc.(a)                                                                7,328
     3,094     Optical Cable Corp.                                                            9,870
     5,952     Overland Storage, Inc.(a)                                                     14,880
     2,549     PAR Technology Corp.(a)                                                        9,967
     4,428     ParkerVision, Inc.(a),(b)                                                      3,764
     3,000     PC Connection, Inc.                                                           33,270
    22,227     Pendrell Corp.(a)                                                             56,901
     1,109     Performance Technologies, Inc.(a)                                              1,996

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                                                   SCHEDULE OF INVESTMENTS |  75

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,392     Pericom Semiconductor Corp.(a)                                           $    33,423
     9,409     Photronics, Inc.(a)                                                           57,207
     4,869     Pixelworks, Inc.(a)                                                           11,832
     7,722     Plantronics, Inc.                                                            275,212
     8,740     PLX Technology, Inc.(a)                                                       25,084
    39,022     PMC-Sierra, Inc.(a)                                                          215,011
    29,341     Polycom, Inc.(a)                                                             478,258
     4,721     Power Integrations, Inc.                                                     156,548
       447     Preformed Line Products Co.                                                   26,668
     7,696     Presstek, Inc.(a)                                                              4,156
     1,669     Procera Networks, Inc.(a)                                                     26,003
    17,367     QLogic Corp.(a)                                                              260,505
    38,734     Quantum Corp.(a)                                                              92,962
     8,152     QuickLogic Corp.(a),(b)                                                       21,195
     3,946     Radisys Corp.(a)                                                              19,967
    16,647     Rambus, Inc.(a),(b)                                                          125,685
     7,564     Ramtron International Corp.(a)                                                14,750
    46,081     RF Micro Devices, Inc.(a)                                                    248,837
     2,112     Rimage Corp.                                                                  23,760
    25,688     Riverbed Technology, Inc.(a)                                                 603,668
     5,547     Rudolph Technologies, Inc.(a)                                                 51,365
     4,454     ScanSource, Inc.(a)                                                          160,344
     5,210     SeaChange International, Inc.(a)                                              36,626
    70,359     Seagate Technology Plc                                                     1,153,888
    10,686     Semtech Corp.(a)                                                             265,227
     4,618     Shoretel, Inc.(a)                                                             29,463
     5,336     Sigma Designs, Inc.(a)                                                        32,016
     5,089     Silicon Graphics International Corp.(a)                                       58,320
    13,433     Silicon Image, Inc.(a)                                                        63,135
     7,259     Silicon Laboratories, Inc.(a)                                                315,186
    31,113     Skyworks Solutions, Inc.(a)                                                  504,653
     1,344     Sonic Foundry, Inc.(a)                                                        10,174
    36,947     Sonus Networks, Inc.(a)                                                       88,673
     8,184     Spansion, Inc., Class A(a)                                                    67,764
     3,790     Standard Microsystems Corp.(a)                                                97,668
     7,143     STEC, Inc.(a)                                                                 61,358
     3,669     Stratasys, Inc.(a)                                                           111,574
     4,634     Super Micro Computer, Inc.(a)                                                 72,661
     7,509     Superconductor   Technologies, Inc.(a)                                         9,236
     1,906     Supertex, Inc.(a)                                                             35,985
     3,263     Sycamore Networks, Inc.(a)                                                    58,408
     7,895     Symmetricom, Inc.(a)                                                          42,554
     5,787     Synaptics, Inc.(a)                                                           174,478
     3,936     SYNNEX Corp.(a)                                                              119,891
       741     Systemax, Inc.(a)                                                             12,160
     7,506     Tech Data Corp.(a)                                                           370,871
       409     Tegal Corp.(a)                                                                 1,370
    10,303     Tekelec(a)                                                                   112,612
    55,474     Tellabs, Inc.                                                                224,115
     3,516     Telular Corp.                                                                 26,370
     8,535     Tessera Technologies, Inc.(a)                                                142,961
     4,545     TNS, Inc.(a)                                                                  80,537
     2,378     Transact Technologies, Inc.(a)                                                17,264
     5,338     Transwitch Corp.(a)                                                           17,082
    14,102     Trident Microsystems, Inc.(a)                                                  2,538
    27,810     TriQuint Semiconductor, Inc.(a),(b)                                          135,435
     4,063     Ultra Clean Holdings, Inc.(a)                                                 24,825
     4,368     Ultratech, Inc.(a)                                                           107,322
     4,247     USA Technologies, Inc.(a)                                                      4,757
    23,521     UTStarcom Holdings Corp.                                                      32,459
    17,164     VeriFone Systems, Inc.(a)                                                    609,665
     6,854     Viasat, Inc.(a)                                                              316,107
     6,321     Vitesse Semiconductor Corp.(a)                                                15,739
     4,315     Volterra Semiconductor Corp.(a)                                              110,507

================================================================================

76  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,047     VOXX International Corp.(a)                                             $     25,747
    10,517     Westell Technologies, Inc., Class A(a)                                        23,348
     5,499     Zhone Technologies, Inc.(a)                                                    4,729
                                                                                       ------------
                                                                                         27,203,271
                                                                                       ------------
TOBACCO - 0.1%
    14,699     Alliance One International, Inc.(a)                                           39,981
     2,858     Schweitzer-Mauduit International, Inc.                                       189,943
    20,560     Star Scientific, Inc.(a)                                                      44,821
     3,637     Universal Corp.                                                              167,156
     7,018     Vector Group Ltd.                                                            124,640
                                                                                       ------------
                                                                                            566,541
                                                                                       ------------
TRAVEL & LEISURE - 4.1%
     4,883     AFC Enterprises, Inc.(a)                                                      71,780
     6,096     Alaska Air Group, Inc.(a)                                                    457,749
     2,623     Allegiant Travel Co.(a)                                                      139,911
     3,990     Ambassadors Group, Inc.                                                       17,995
     5,388     Ameristar Casinos, Inc.                                                       93,159
    17,376     Avis Budget Group, Inc.(a)                                                   186,271
     8,919     Bally Technologies, Inc.(a),(b)                                              352,836
     2,261     Benihana, Inc.                                                                23,130
       222     Biglari Holdings, Inc.(a)                                                     81,749
     4,065     BJ's Restaurants, Inc.(a)                                                    184,226
     3,746     Bluegreen Corp.(a)                                                            10,526
     4,880     Bob Evans Farms, Inc.                                                        163,675
     9,675     Boyd Gaming Corp.(a)                                                          72,175
     2,084     Bravo Brio Restaurant Group, Inc.(a)                                          35,741
    14,635     Brinker International, Inc.                                                  391,633
     3,118     Buffalo Wild Wings, Inc.(a)                                                  210,496
     2,433     Caribou Coffee Co., Inc.(a)                                                   33,940
     2,993     Carmike Cinemas, Inc.(a)                                                      20,592
       610     Carrols Restaurant Group, Inc.(a)                                              7,058
     3,413     CEC Entertainment, Inc.                                                      117,578
     5,916     Century Casinos, Inc.(a)                                                      15,322
     9,098     The Cheesecake Factory, Inc.(a)                                              267,026
     5,371     Choice Hotels International, Inc.                                            204,367
     2,085     Churchill Downs, Inc.                                                        108,691
    15,124     Cinemark Holdings, Inc.                                                      279,643
    11,696     Cosi, Inc.(a),(b)                                                              8,246
     3,790     Cracker Barrel Old Country Store, Inc.                                       191,054
   141,231     Delta Air Lines, Inc.(a)                                                   1,142,559
    18,631     Denny's Corp.(a)                                                              70,053
     2,819     DineEquity, Inc.(a)                                                          118,990
     4,670     Dollar Thrifty Automotive Group, Inc.(a)                                     328,114
     9,109     Domino's Pizza, Inc.(a)                                                      309,251
     4,864     Dover Downs Gaming & Entertainment, Inc.                                      10,409
     4,712     Dover Motorsports, Inc.(a)                                                     4,900
     6,098     Dunkin' Brands Group, Inc.(a)                                                152,328
     1,303     Einstein Noah Restaurant Group, Inc.                                          20,613
     2,676     Empire Resorts, Inc.(a)                                                        4,121
     7,758     Entertainment Gaming Asia, Inc.(a)                                             1,746
     1,886     Famous Dave's of America, Inc.(a)                                             19,577
     4,563     Full House Resorts, Inc.(a)                                                   12,001
     1,400     Gaming Partners International Corp.                                            8,680
     7,039     Gaylord Entertainment Co.(a)                                                 169,921
     7,564     Great Wolf Resorts, Inc.(a)                                                   21,936
     8,732     Hawaiian Holdings, Inc.(a)                                                    50,646
    38,908     Hertz Global Holdings, Inc.(a)                                               456,002

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  77

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
       596     HomeAway, Inc.(a)                                                       $     13,857
     6,181     Hyatt Hotels Corp.(a)                                                        232,653
     4,504     International Speedway Corp., Class A                                        114,176
     6,803     Interval Leisure Group, Inc.(a)                                               92,589
     3,944     Isle of Capri Casinos, Inc.(a)                                                18,418
     8,352     Jack in the Box, Inc.(a)                                                     174,557
    40,878     JetBlue Airways Corp.(a),(b)                                                 212,566
    10,310     Krispy Kreme Doughnuts, Inc.(a)                                               67,427
    65,767     Las Vegas Sands Corp.(a)                                                   2,810,224
     6,576     Life Time Fitness, Inc.(a)                                                   307,428
    25,846     Live Nation Entertainment, Inc.(a)                                           214,780
     4,339     Luby's, Inc.(a)                                                               19,569
    10,077     Madison Square Garden, Inc.(a)                                               288,605
     3,289     Marcus Corp.                                                                  41,474
     5,106     Marriott Vacations Worldwide Corp.(a)                                         87,619
     2,870     McCormick & Schmick's Seafood Restaurants, Inc.(a)                            25,084
    53,894     MGM Resorts International(a)                                                 562,114
     1,900     Monarch Casino & Resort, Inc.(a)                                              19,361
     6,162     Morgans Hotel Group Co.(a)                                                    36,356
     5,353     MTR Gaming Group, Inc.(a)                                                     10,010
     4,325     Multimedia Games Holding Co., Inc.(a)                                         34,340
     3,371     O'Charleys, Inc.(a),(b)                                                       18,507
     6,015     Orbitz Worldwide, Inc.(a)                                                     22,616
    15,263     Orient Express Hotels Ltd., Class A(a)                                       114,015
     3,774     P.F. Chang's China Bistro, Inc.                                              116,654
     5,047     Panera Bread Co., Class A(a)                                                 713,898
     3,532     Papa John's International, Inc.(a)                                           133,086
     2,289     Peet's Coffee & Tea, Inc.(a)                                                 143,475
    11,251     Penn National Gaming, Inc.(a)                                                428,326
     3,774     Pinnacle Airlines Corp.(a)                                                     3,095
     9,979     Pinnacle Entertainment, Inc.(a)                                              101,387
     9,041     Premier Exhibitions, Inc.(a)                                                  22,150
     6,273     Reading International, Inc., Class A(a)                                       26,598
     3,525     Red Lion Hotels Corp.(a)                                                      24,428
     2,483     Red Robin Gourmet Burgers, Inc.(a)                                            68,779
    13,615     Regal Entertainment Group, Series A                                          162,563
     7,300     Republic Airways Holdings, Inc.(a)                                            25,039
     2,300     Rick's Cabaret International, Inc.(a)                                         19,458
    22,564     Royal Caribbean Cruises Ltd.                                                 558,910
    10,815     Ruby Tuesday, Inc.(a)                                                         74,623
     5,787     Ruth's Hospitality Group, Inc.(a)                                             28,761
    11,614     Scientific Games Corp., Class A(a)                                           112,656
     9,147     Shuffle Master, Inc.(a)                                                      107,203
     9,051     Six Flags Entertainment Corp.                                                373,263
     7,905     SkyWest, Inc.                                                                 99,524
    10,729     Sonic Corp.(a)                                                                72,206
     1,639     Speedway Motorsports, Inc.                                                    25,126
     2,194     Spirit Airlines, Inc.(a)                                                      34,226
     2,462     Steiner Leisure Ltd.(a)                                                      111,750
     9,997     Texas Roadhouse, Inc., Class A                                               148,955
     3,387     Town Sports International Holdings, Inc.(a)                                   24,894
     1,210     Travelzoo, Inc.(a),(b)                                                        29,742
    55,186     United Continental Holdings, Inc.(a)                                       1,041,360
    26,821     US Airways Group, Inc.(a)                                                    135,982

================================================================================

78  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,977     Vail Resorts, Inc.                                                      $    253,186
       200     Vanguard Airlines, Inc.                                                            -
    53,209     Wendys                                                                       285,200
     9,430     WMS Industries, Inc.(a)                                                      193,504
     4,775     World Wrestling Entertainment, Inc.                                           44,503
     2,858     Zipcar, Inc.(a),(b)                                                           38,354
                                                                                       ------------
                                                                                         17,969,625
                                                                                       ------------
               Total Common Stocks - 98.2%                                              431,784,807
                                                                                       ------------

---------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)/SHARES
---------------------------------------------------------------------------------------------------
               OTHER INTERESTS(e)

               CHEMICALS - 0.0%
         -(f)  Eden Bioscience Liquidating Trust                                                380
                                                                                       ------------
               FIXED LINE TELECOMMUNICATIONS - 0.0%
       $29     Primus Telecommunications Escrow(a)                                                -
                                                                                       ------------
               GENERAL RETAILERS - 0.0%
        10     J.Crew Group, Inc. Escrow(a)                                                       -
                                                                                       ------------
               LEISURE GOODS - 0.0%
         3     H3 Enterprises, Inc.(a)                                                            -
                                                                                       ------------
               PHARMACEUTICALS &  BIOTECHNOLOGY - 0.0%
         3     Merck Contingent Value                                                             -
         3     Trubion Pharmaceuticals, Inc.(a)                                                   -
                                                                                       ------------
               REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.0%
         4     LTC-Amerivest Liquidating Trust                                                    -
                                                                                       ------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
         4     Gerber Scientific, Inc.(a)                                                        45
                                                                                       ------------
               TRAVEL & LEISURE - 0.0%
       $13     FRD Acquisition Co.                                                                -
                                                                                       ------------
               Total Other Interests - 0.0%                                                     425
                                                                                       ------------
               WARRANTS(g)

               BANKS - 0.0%
       249     Federal-Mogul Corp., Class A (Expires 12/27/14)                                   30
                                                                                       ------------
               ENERGY EQUIPMENT & SERVICES - 0.0%
     1,481     Magnum Hunter Resources Corp. (Expires 10/14/13)                                   -
                                                                                       ------------
               Total Warrants - 0.0%                                                             30
                                                                                       ------------
               Total Long-Term Investments (cost - $388,513,441) - 98.2%                431,785,262
                                                                                       ------------
               SHORT-TERM SECURITIES
 7,443,931     BlackRock Liquidity Funds, TempCash, Institutional Class,
                  0.07%(d),(h)                                                            7,443,931
                                                                                       ------------
   $21,009     BlackRock Liquidity Series, LLC Money Market Series,
                  0.22%(d),(h),(i)                                                       21,009,135
                                                                                       ------------
               Total Short-Term Securities (cost - $28,453,066) - 6.5%                   28,453,066
                                                                                       ------------
               TOTAL INVESTMENTS (cost - $416,966,507*) - 104.7%                        460,238,328
                                                                                       ------------
               LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7)%                           (20,486,429)
                                                                                       ------------

               NET ASSETS - 100.0%                                                     $439,751,899
                                                                                       ============

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  79

================================================================================

* As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost                               $421,875,789
                                       ============
Gross unrealized appreciation          $ 95,927,281
Gross unrealized depreciation           (57,564,742)
                                       ------------
Net unrealized appreciation            $ 38,362,539
                                       ============

(a) Non-income producing security.

(b) Security, or a portion of security, is on loan.

(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d) Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

                             SHARES/                                              SHARES/
                          BENEFICIAL         SHARES/          SHARES           BENEFICIAL
                    INTEREST HELD AT      BENEFICIAL      BENEFICIAL     INTEREST HELD AT        VALUE AT
                        DECEMBER 31,        INTEREST        INTEREST         DECEMBER 31,    DECEMBER 31,    REALIZED
AFFILIATE                       2010       PURCHASED            SOLD                 2011            2011        GAIN      INCOME
---------------------------------------------------------------------------------------------------------------------------------
BlackRock, Inc.               14,594             504         (15,098)                   -               -    $489,873    $ 20,760
BlackRock Liquidity
  Funds, TempCash,
  Institutional Class      8,555,086               -      (1,111,155)(1)        7,443,931     $ 7,443,931           -    $ 15,284
BlackRock Liquidity
  Funds, TempFund,
  Institutional Class              -               -               -                    -               -           -    $     80
BlackRock Liquidity
  Series, LLC Money
  Market Series           $9,000,044     $12,009,091(2)            -          $21,009,135     $21,009,135           -    $256,851
PennyMac Mortgage
  Investment Trust             2,935           1,212               -                4,147     $    68,923           -    $  7,121
---------------------------------------------------------------------------------------------------------------------------------

    (1) Represents net shares/beneficial interest sold.

    (2) Represents net shares/beneficial interest purchased.

(e) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f) Amount is less than $500.

(g) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(h) Represents the current yield as of report date.

(i) Security was purchased with the cash collateral from loaned securities.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

================================================================================

80  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

o Financial futures contracts purchased as of December 31, 2011 were as follows:

                                                                                        NOTIONAL        UNREALIZED
CONTRACTS                 ISSUE                    EXCHANGE         EXPIRATION             VALUE      APPRECIATION
------------------------------------------------------------------------------------------------------------------
  50        Russell 2000 E-Mini      ICE Futures US Indices         March 2012        $3,694,000          $ 11,589
  43         S&P Mid 400 E-Mini          Chicago Mercantile         March 2012        $3,772,390           (20,963)
                                                                                                          --------
TOTAL                                                                                                     $ (9,374)
                                                                                                          ========

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

  o Level 1 -- unadjusted price quotations in active markets/exchanges for identical assets and liabilities

  o Level 2 -- other observable inputs (including, but not limited to:quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

  o Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series' perceived risk of investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  81

================================================================================

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Series' investments and derivative financial instruments:

VALUATION INPUTS                                  LEVEL 1            LEVEL 2        LEVEL 3            TOTAL
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
 Common Stocks:
  Aerospace & Defense                          $  6,133,871        $         -        $  -        $  6,133,871
  Alternative Energy                                479,487                  -           -             479,487
  Automobiles & Parts                             7,424,267                  -           -           7,424,267
  Banks                                          21,693,849             40,538           -          21,734,387
  Beverages                                       1,490,675                  -           -           1,490,675
  Chemicals                                      11,729,956                  -           -          11,729,956
  Construction & Materials                        9,003,782                  -           -           9,003,782
  Electricity                                     9,235,229                  -           -           9,235,229
  Electronic & Electrical Equipment              14,118,405                  -           -          14,118,405
  Financial Services                             12,043,102                  -           -          12,043,102
  Fixed Line Telecommunications                   2,892,085                  -           -           2,892,085
  Food & Drug Retailers                           2,991,638                  -           -           2,991,638
  Food Producers                                  9,072,837                  -           -           9,072,837
  Forestry & Paper                                1,682,552                  -           -           1,682,552
  Gas, Water & Multi-Utilities                    7,342,611                  -           -           7,342,611
  General Industrials                             5,874,590                  -           -           5,874,590
  General Retailers                              22,252,351                  -           -          22,252,351
  Health Care Equipment & Services               22,999,415                  -           -          22,999,415
  Household Goods & Home Construction             8,886,100                  -           -           8,886,100
  Industrial Engineering                         14,301,849                  -           -          14,301,849
  Industrial Metals & Mining                      3,850,309                  -           -           3,850,309
  Industrial Transportation                       7,771,779                  -           -           7,771,779
  Leisure Goods                                   3,204,071                  -           -           3,204,071
  Life Insurance                                  2,108,417                  -           -           2,108,417
  Media                                          14,254,328                  -           -          14,254,328
  Mining                                          4,359,989                  -           -           4,359,989
  Mobile Telecommunications                       4,141,564                  -           -           4,141,564
  Nonlife Insurance                              16,102,903                  -           -          16,102,903
  Oil & Gas Producers                            16,521,860                  -           -          16,521,860
  Oil Equipment, Services & Distribution         11,642,193                  -           -          11,642,193
  Personal Goods                                  6,724,991                  -           -           6,724,991
  Pharmaceuticals & Biotechnology                21,126,314                  -           -          21,126,314
  Real Estate Investment & Services               2,391,282                  -           -           2,391,282
  Real Estate Investment Trusts (REITs)          37,263,437                  -           -          37,263,437
  Software & Computer Services.                  24,268,904                  -           2          24,268,906
  Support Services                               18,623,838                  -           -          18,623,838
  Technology Hardware & Equipment                27,203,271                  -           -          27,203,271
  Tobacco                                           566,541                  -           -             566,541
  Travel & Leisure                               17,969,625                  -           -          17,969,625
 Other Interests:
  Chemicals                                               -                  -         380                 380
  Technology Hardware & Equipment                         -                 45           -                  45
 Warrants:
  Banks                                                  30                  -           -                  30
 Short-Term Securities                            7,443,931         21,009,135           -          28,453,066
--------------------------------------------------------------------------------------------------------------
TOTAL                                          $439,188,228        $21,049,718        $382        $460,238,328
==============================================================================================================

================================================================================

82  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                      DERIVATIVE FINANCIAL INSTRUMENTS(1)

VALUATION INPUTS                                LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
--------------------------------------------------------------------------------------------------------------
ASSETS:
  Equity contracts                             $ 11,589              -                 -              $ 11,589

LIABILITIES:
  Equity contracts                              (20,963)             -                 -               (20,963)
--------------------------------------------------------------------------------------------------------------
Total                                          $ (9,374)             -                 -              $ (9,374)
--------------------------------------------------------------------------------------------------------------

(1) Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  83

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

--------------------------------------------------------------------------------

ASSETS:
  Investments at value -- unaffiliated (including securities
     loaned of $20,286,604) (cost -- $388,435,019)                             $431,716,339
  Investments at value -- affiliated (cost -- $28,531,488)                       28,521,989
  Dividends receivable                                                              602,737
  Contributions receivable from investors                                           234,742
  Investments sold receivable                                                        58,576
  Securities lending income receivable -- affiliated                                 50,998
  Prepaid expenses                                                                    5,535
                                                                               ------------
     Total assets                                                               461,190,916
                                                                               ------------
LIABILITIES:
  Collateral on securities loaned at value                                       21,009,135
  Investments purchased payable                                                     303,637
  Margin variation payable                                                           30,078
  Investment advisory fees payable                                                    6,063
  Other affiliates payable                                                            1,158
  Directors' fees payable                                                               442
  Other accrued expenses payable                                                     88,504
                                                                               ------------
     Total liabilities                                                           21,439,017
                                                                               ------------
NET ASSETS                                                                     $439,751,899
                                                                               ============
NET ASSETS CONSIST OF:
  Investors' capital                                                           $396,489,452
  Net unrealized appreciation/depreciation                                       43,262,447
                                                                               ------------
  Net assets                                                                   $439,751,899
                                                                               ============

See notes to financial statements.

================================================================================

84  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENT OF OPERATIONS

Year ended December 31, 2011

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends -- unaffiliated                                                   $  6,059,840
   Foreign taxes withheld                                                           (49,135)
   Securities lending -- affiliated                                                 256,851
   Dividends -- affiliated                                                           43,245
                                                                               ------------
      Total income                                                                6,310,801
                                                                               ------------
EXPENSES
   Investment advisory                                                               45,962
   Accounting services                                                              129,957
   Custodian                                                                         89,202
   Professional                                                                      81,408
   Printing                                                                          15,369
   Directors                                                                         13,961
   Miscellaneous                                                                     10,878
                                                                               ------------
      Total expenses before fees paid indirectly                                    386,737
   Less fees waived by advisor                                                      (10,521)
   Less fees paid indirectly                                                           (144)
                                                                               ------------
      Total expenses after fees waived and paid indirectly                          376,072
                                                                               ------------
NET INVESTMENT INCOME                                                             5,934,729
                                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain from:
      Investments -- unaffiliated                                                 8,857,202
      Investments affiliated                                                        489,873
      Financial futures contracts                                                   463,113
                                                                               ------------
                                                                                  9,810,188
                                                                               ------------
   Net change in unrealized appreciation/depreciation on:
      Investments                                                               (33,930,517)
      Financial futures contracts                                                   (29,295)
                                                                               ------------
                                                                                (33,959,812)
                                                                               ------------
         Total realized and unrealized loss                                     (24,149,624)
                                                                               ------------
   Net decrease in net assets resulting from operations                        $(18,214,895)
                                                                               ============

See notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS | 85

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Year ended December 31,

--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:                                 2011                2010
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                   $   5,934,729        $  4,269,729
  Net realized gain                                           9,810,188           8,479,744
  Net change in unrealized appreciation/depreciation        (33,959,812)         75,477,668
                                                          ---------------------------------
  Net increase (decrease) in net assets
     resulting from operations                              (18,214,895)         88,227,141
                                                          ---------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from contributions                               136,757,866         141,770,813
  Value of withdrawals                                     (116,216,791)        (78,788,281)
                                                          ---------------------------------
  Net increase in net assets derived
     from capital transactions                               20,541,075          62,982,532
                                                          ---------------------------------
NET ASSETS:
  Total increase in net assets                                2,326,180         151,209,673
  Beginning of year                                         437,425,719         286,216,046
                                                          ---------------------------------
  End of year                                             $ 439,751,899        $437,425,719
                                                          =================================

See notes to financial statements.

================================================================================

86  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    YEAR ENDED DECEMBER 31,
                                    --------------------------------------------------------
                                        2011        2010        2009        2008        2007
                                    --------------------------------------------------------
TOTAL INVESTMENT RETURN:
Total investment return                (3.55)%     28.65%      37.08%     (39.13)%      5.22%
                                    --------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Total expenses                          0.08%       0.08%       0.11%       0.11%       0.08%
                                    --------------------------------------------------------
Total expenses after fees waived
  and paid indirectly                   0.08%       0.08%       0.10%       0.11%       0.08%
                                    --------------------------------------------------------
 Net investment income                  1.29%       1.30%       1.26%       1.47%       1.33%
                                    --------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (000)       $439,752    $437,426    $286,216    $199,403    $316,760
                                    ========================================================
Portfolio turnover                        12%         15%         20%         33%         33%
                                    --------------------------------------------------------

See notes to financial statements.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  87

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the "Board") to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Series:

VALUATION -- US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System ("NASDAQ") are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no

================================================================================

88  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the "Money Market Series") at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund's net assets. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or the subadvisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  89

================================================================================

advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

SEGREGATION AND COLLATERALIZATION -- In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

SECURITIES LENDING -- The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of

================================================================================

90  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year ended December 31, 2011, any securities on loan were collateralized by cash.

INCOME TAXES -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  91

================================================================================

RECENT ACCOUNTING STANDARD -- In May 2011, the Financial Accounting Standards Board (the "FASB") issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series' financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statement of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series' financial statement disclosures.

OTHER -- Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

================================================================================

92  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

(2) DERIVATIVE FINANCIAL INSTRUMENTS

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed minimal due to the protection against defaults provided by the exchange on which these contracts trade.

FINANCIAL FUTURES CONTRACTS -- The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  93

================================================================================

DERIVATIVE FINANCIAL INSTRUMENTS CATEGORIZED BY RISK EXPOSURE:

FAIR VALUES OF DERIVATIVE FINANCIAL INSTRUMENTS AS OF DECEMBER 31, 2011

                                  ASSET DERIVATIVES
                             -------------------------------------------------------
                             STATEMENT OF ASSETS
                             AND LIABILITIES LOCATION                         VALUE
                             -------------------------------------------------------
Equity contracts             Net unrealized appreciation*                    $11,589
------------------------------------------------------------------------------------

                                LIABILITY DERIVATIVES
                             -------------------------------------------------------
                             STATEMENT OF ASSETS
                             AND LIABILITIES LOCATION                         VALUE
                             -------------------------------------------------------
Equity contracts             Net unrealized depreciation*                    $20,963
------------------------------------------------------------------------------------

* Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

       THE EFFECT OF DERIVATIVE FINANCIAL INSTRUMENTS IN THE STATEMENT OF
                     OPERATIONS YEAR ENDED DECEMBER 31, 2011

                             Net Realized Gain From
Equity contracts             Financial futures contracts                    $463,113
------------------------------------------------------------------------------------
                             Net Change in Unrealized Appreciation/
                             Depreciation on Financial futures
Equity contracts             Contacts                                       $(29,295)
------------------------------------------------------------------------------------

For the year ended December 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

FINANCIAL FUTURES CONTRACTS:
  Average number of contracts purchased                                          160
------------------------------------------------------------------------------------
  Average notional value of contracts purchased                          $13,445,578
------------------------------------------------------------------------------------

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Pnc Financial Services Group, Inc. ("PNC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

================================================================================

94  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), the Series' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series' average daily net assets.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series (excluding dividend expense, interest expense, acquired fund fees and certain other Series' expenses) will not exceed 0.12% of the average daily value of the Series' net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series' investment in other affiliated investment companies, if any. This amount is shown as, or included in, fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2011, the Series reimbursed the Manager $5,172 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  95

================================================================================

agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Series on such investments is shown as securities lending - affiliated in the Statement of Operations. For the year ended December 31, 2011, BIM received $112,809 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

(4) INVESTMENTS

Purchases and sales of investments excluding short-term securities for the year ended December 31, 2011, were $84,326,975 and $55,489,579, respectively.

(5) BORROWINGS

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Series' pro rata share of the unused portion of the credit agreement and

================================================================================

96  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on the Series' pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the year ended December 31, 2011.

(6) CONCENTRATION, MARKET AND CREDIT RISK

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series' Statement of Assets and Liabilities, less any collateral held by the Series.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  97

================================================================================

As of December 31, 2011, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

(7) SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

================================================================================

98  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

OFFICERS AND DIRECTORS

--------------------------------------------------------------------------------

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)           PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST          ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS              OVERSEEN       DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS(1)

Ronald W. Forbes        Co-Chairman of  Since 2007        Professor Emeritus       33 RICs           None
55 East 52nd Street     the Board and                     of Finance, School       consisting of
New York, NY 10055      Director                          of Business, State       107 Portfolios
1940                                                      University of New
                                                          York at Albany
                                                          since 2000.

Rodney D. Johnson       Co-Chairman of  Since 2007        President, Fairmount     33 RICs           None
55 East 52nd Street     the Board and                     Capital Advisors, Inc.   consisting of
New York, NY 10055      Director                          since 1987; Member       107 Portfolios
1941                                                      of the Archdiocesan
                                                          Investment Committee
                                                          of the Archdiocese of
                                                          Philadelphia since
                                                          2004; Director,
                                                          The Committee of
                                                          Seventy (civic) since
                                                          2006; Director, Fox
                                                          Chase Cancer Center
                                                          from 2004 to 2010.

David O. Beim           Director        Since 2007        Professor of             33 RICs           None
55 East 52nd Street                                       Professional Practice    consisting of
New York, NY 10055                                        at the Columbia          107 Portfolios
1940                                                      University Graduate
                                                          School of Business
                                                          since 1991; Trustee,
                                                          Phillips Exeter Academy
                                                          since 2002; Chairman,
                                                          Wave Hill, Inc. (public
                                                          garden and cultural
                                                          center) from
                                                          1990 to 2006.

================================================================================

                                      OFFICERS' AND DIRECTORS' INFORMATION |  99

================================================================================

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)           PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST          ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS              OVERSEEN       DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
Dr. Matina S. Horner    Director        Since 2007        Executive Vice           33 RICs           NSTAR (electric
55 East 52nd Street                                       President of Teachers    consisting of     and gas utility)
New York, NY 10055                                        Insurance and Annuity    107 Portfolios
1939                                                      Association and
                                                          College Retirement
                                                          Equities Fund from
                                                          1989 to 2003.

Herbert I. London       Director        Since 2007        Professor Emeritus,      33 RICs           AIMS Worldwide,
55 East 52nd Street                                       New York University      consisting of     Inc. (marketing)
New York, NY 10055                                        since 2005; John M.      107 Portfolios
1939                                                      Olin Professor of
                                                          Humanities, New York
                                                          University from 1993 to
                                                          2005 and Professor
                                                          thereof from 1980 to
                                                          2005; President,
                                                          Hudson Institute (policy
                                                          research organization)
                                                          since 1997 and Trustee
                                                          thereof since 1980;
                                                          Chairman of the Board
                                                          of Trustees for
                                                          Grantham University
                                                          since 2006; Director,
                                                          InnoCentive, Inc.
                                                          (strategic solutions
                                                          company) since 2005;
                                                          Director, Cerego, LLC
                                                          (software development
                                                          and design) since 2005;
                                                          Director, Cybersettle
                                                          (dispute resolution
                                                          technology) since 2009.

================================================================================

100  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)           PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST          ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS              OVERSEEN       DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
Cynthia A.              Director        Since 2007        Professor, Harvard       33 RICs           Newell
Montgomery                                                Business School since    consisting of     Rubbermaid, Inc.
55 East 52nd Street                                       1989; Director, McLean   107 Portfolios    (manufacturing)
New York, NY 10055                                        Hospital since
1952                                                      2005; Director,
                                                          Harvard Business
                                                          School. Publishing
                                                          from 2005 to 2010.

Joseph P. Platt         Director        Since 2007        Director, The West       33 RICs           Greenlight
55 East 52nd Street                                       Penn Allegheny Health    consisting of     Capital Re, Ltd.
New York, NY 10055                                        System (a not-for-profit 107 Portfolios    (reinsurance
1947                                                      health system) since                       company)
                                                          2008; Director, Jones
                                                          and Brown (Canadian
                                                          insurance broker) since
                                                          1998; General Partner,
                                                          Thorn Partners, LP
                                                          (private investment)
                                                          since 1998; Director,
                                                          WQED Multi-Media
                                                          (public broadcasting
                                                          not-for-profit) since 2001;
                                                          Partner, Amarna
                                                          Corporation, LLC (private
                                                          investment company)
                                                          from 2002 to 2008.

Robert C. Robb, Jr.     Director        Since 2007        Partner, Lewis, Eckert,  33 RICs           None
55 East 52nd Street                                       Robb and Company         consisting of
New York, NY 10055                                        (management and          107 Portfolios
1945                                                      financial consulting
                                                          firm) since 1981.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  101

================================================================================

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)           PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST          ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS              OVERSEEN       DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt         Director        Since 2007        President, Founders      36 RICs           None
55 East 52nd Street                                       Investments Ltd.         consisting of
New York, NY 10055                                        (private investments)    107 Portfolios
1938                                                      since 1999; Director,
                                                          College Access
                                                          Foundation of California
                                                          (philanthropic
                                                          foundation) since 2009;
                                                          Director, Forward
                                                          Management, LLC
                                                          since 2007; Director,
                                                          A.P. Pharma, Inc.
                                                          (specialty
                                                          pharmaceuticals)
                                                          from 1983 to 2011;
                                                          Director, The James
                                                          Irvine Foundation
                                                          (philanthropic
                                                          foundation) from
                                                          1998 to 2008.

================================================================================

102  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)           PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST          ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS              OVERSEEN       DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish        Director        Since 2007        Managing Partner,        33 RICs           None
55 East 52nd Street                                       Urish Popeck & Co.,      consisting of
New York, NY 10055                                        LLC (certified public    107 Portfolios
1951                                                      accountants and
                                                          consultants) since 1976;
                                                          Chairman Elect of the
                                                          Professional Ethics
                                                          Committee of the
                                                          Pennsylvania Institute
                                                          of Certified Public
                                                          Accountants and
                                                          Committee Member
                                                          thereof since 2007;
                                                          Member of External
                                                          Advisory Board, The
                                                          Pennsylvania State
                                                          University Accounting
                                                          Department since 2001;
                                                          Trustee, The Holy
                                                          Family Foundation
                                                          from 2001 to 2010;
                                                          President and Trustee,
                                                          Pittsburgh Catholic
                                                          Publishing Associates
                                                          from 2003 to 2008;
                                                          Director, Inter-Tel
                                                          from 2006 to 2007.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  103

================================================================================

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)           PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST          ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS              OVERSEEN       DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
Frederick W. Winter     Director        Since 2007        Professor and Dean       33 RICs           None
55 East 52nd Street                                       Emeritus of the Joseph   consisting of
New York, NY 10055                                        M. Katz School of        107 Portfolios
1945                                                      Business, University of
                                                          Pittsburgh since 2005
                                                          and Dean thereof from
                                                          1997 to 2005; Director,
                                                          Alkon Corporation
                                                          (pneumatics) since
                                                          1992; Director,
                                                          Tippman Sports
                                                          (recreation) since 2005;
                                                          Director, Indotronix
                                                          International (IT
                                                          services) from
                                                          2004 to 2008.

(1) Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.

(2) Date shown is the earliest date a person has served for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows Directors as joining the Master LLC's board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

================================================================================

104  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)          PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST         ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS             OVERSEEN      DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS(3)

Paul L. Audet           Director        Since 2011       Senior Managing          159 RICs            None
55 East 52nd Street                                      Director, BlackRock,     consisting of
New York, NY 10055                                       and Head of BlackRock's  286 Portfolios
1953                                                     Real Estate business
                                                         from 2008 to 2011;
                                                         Member of BlackRock's
                                                         Global Operating and
                                                         Corporate Risk
                                                         Management Committees
                                                         and of the BlackRock
                                                         Alternative Investors
                                                         Executive Committee
                                                         and Investment
                                                         Committee for the Private
                                                         Equity Fund of Funds
                                                         business since 2008;
                                                         Head of BlackRock's Global
                                                         Cash Management business
                                                         from 2005 to 2010; Acting
                                                         Chief Financial Officer
                                                         of BlackRock from 2007
                                                         to 2008; Chief Financial
                                                         Officer of BlackRock
                                                         from 1998 to 2005.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  105

================================================================================

                                                                                      NUMBER OF
                                                                                     BLACKROCK -
                                                                                 ADVISED REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                ("RICs") CONSISTING
                                                               PRINCIPAL           OF INVESTMENT
                          POSITION(S)      LENGTH OF         OCCUPATION(S)          PORTFOLIOS
NAME, ADDRESS AND         HELD WITH       TIME SERVED         DURING PAST         ("PORTFOLIOS")       PUBLIC
YEAR OF BIRTH             MASTER LLC    AS A DIRECTOR(2)      FIVE YEARS             OVERSEEN      DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Henry Gabbay            Director        Since 2007       Consultant, BlackRock,   159 RICs            None
55 East 52nd Street                                      from 2007 to 2008;       consisting of
New York, NY 10055                                       Managing Director,       286 Portfolios
1947                                                     BlackRock, from
                                                         1989 to 2007;
                                                         Chief Administrative
                                                         Officer, BlackRock
                                                         Advisors, LLC from
                                                         1998 to 2007; President
                                                         of BlackRock Funds
                                                         and BlackRock
                                                         Bond Allocation
                                                         Target Shares
                                                         from 2005 to 2007
                                                         and Treasurer
                                                         of certain closed-
                                                         end funds in the
                                                         BlackRock fund
                                                         complex from
                                                         1989 to 2006.

(3) Mr. Audet is an "interested person", as defined in the 1940 Act, of the Master LLC based on his position with BlackRock, and its affiliates. Mr. Gabbay is an "interested person" of the Master LLC based on his former positions with BlackRock, and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end

================================================================================

106  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

     funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

                        POSITION(S)
NAME, ADDRESS AND      HELD WITH THE       LENGTH OF                         PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH           MASTER LLC        TIME SERVED                        DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
MASTER LLC OFFICERS(1)

John M. Perlowski       President and     Since 2010       Managing Director of BlackRock since 2009;
55 East 52nd Street     Chief Executive                    Global Head of BlackRock Fund Administration since 2009;
New York, NY 10055      Officer                            Managing Director and Chief Operating Officer of the
1964                                                       Global Product Group at Goldman Sachs Asset Management,
                                                           L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual
                                                           Funds from 2003 to 2009 and Senior Vice President thereof
                                                           from 2007 to 2009; Director of Goldman Sachs Offshore
                                                           Funds from 2002 to 2009; Director of Family Resource
                                                           Network (charitable foundation) since 2009.

Brendan Kyne            Vice President    Since 2009       Managing Director of BlackRock since 2010; Director
55 East 52nd Street                                        of BlackRock from 2008 to 2009; Head of Product
New York, NY 10055                                         Development and Management for BlackRock's U.S. Retail
1977                                                       Group since 2009, co-head thereof from 2007 to 2009;
                                                           Vice President of BlackRock from 2005 to 2008.

Neal Andrews            Chief             Since 2007       Managing Director of BlackRock since 2006; Senior Vice
55 East 52nd Street     Financial                          President and Line of Business Head of BlackRock Fund
New York, NY 10055      Officer                            Accounting and Administration at PNC Global Investment
1966                                                       Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife                Treasurer         Since 2007       Managing Director of BlackRock since 2007; Director of
55 East 52nd Street                                        BlackRock in 2006; Assistant Treasurer of the MLIM and
New York, NY 10055                                         Fund Asset Management, L.P. advised funds from 2005 to
1970                                                       2006; Director of MLIM Fund Services Group from 2001 to
                                                           2006.

Brian Kindelan          Chief             Since 2007       Chief Compliance Officer of the BlackRock-advised funds
55 East 52nd Street     Compliance                         since 2007; Managing Director and Senior Counsel of
New York, NY 10055      Officer and                        BlackRock since 2005.
1959                    Anti-Money
                        Laundering
                        Officer

Ira P. Shapiro          Secretary         Since 2010       Managing Director of BlackRock since 2009; Managing
55 East 52nd Street                                        Director and Associate General Counsel of Barclays Global
New York, NY 10055                                         Investors from 2008 to 2009 and Principal thereof from
1963                                                       2004 to 2008.

(1) Officers of the Master LLC serve at the pleasure of the Board.

Effective September 22, 2011, Richard S. Davis resigned as Director of the Corporation and the Master LLC, and Paul L. Audet became Director of the Corporation and the Master LLC.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  107

================================================================================

ADDITIONAL INFORMATION

INVESTMENT ADVISOR
BlackRock Advisors, LLC
Wilmington, DE 19809

SUB-ADVISOR
BlackRock Investment
Management, LLC
Princeton, NJ 08540

CUSTODIAN
JPMorgan Chase Bank
Brooklyn, NY 11245

ACCOUNTING AGENT
State Street Bank and Trust Company
Boston, MA 02110

LEGAL COUNSEL
Sidley Austin LLP
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
Boston, MA 02116

ADDRESS OF THE SERIES
100 Bellevue Parkway
Wilmington, DE 19809

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on how to access documents on the SEC's website without charge may be obtained by calling (800) SEC-0330. The Series' Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

AVAILABILITY OF PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at WWW.BLACKROCK.COM; and
(3) on the SEC's website at HTTP://WWW.SEC.GOV.

AVAILABILITY OF PROXY VOTING RECORD

Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at HTTP://WWW.BLACKROCK.COM; and (2) on the SEC's website at HTTP://WWW.SEC.GOV.

================================================================================

108  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN                            J.P. Morgan Chase Bank
                                     3 Chase MetroTech
                                     Brooklyn, New York 11245
--------------------------------------------------------------------------------
ACCOUNTING AGENT                     State Street Bank and Trust Company
                                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your Document Preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA(R)     WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   37733-0212                                (C)2012, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2011 and 2010 were $348,949 and $330,450, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2011 and 2010 were $64,378 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2011 and 2010.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2011 and 2010.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2011 and 2010 were $378,534 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2011 and 2010 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2011

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:       02/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       02/27/2012
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       02/27/2012
         ------------------------------
*Print the name and title of each signing officer under his or her signature.